UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2013

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2013

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ending February 28, 2013. We encourage you to carefully read this report and thank you for your investment.

Overall, the six-months of the reporting period generally saw favorable investment results. On the equities front, the total return for the S&P 500® Index*, a widely regarded gauge of the U.S. equity market, was up 8.95% for the period. In addition, the MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted a solid 14.41% return. And on the domestic bond front, the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, experienced a relatively flat yet positive 0.15% return.

Improvements in cyclical sectors such as housing and auto sales, strong corporate earnings and the continued coordinated efforts of the world’s central banks and governments helped support these favorable results. In the U.S., lawmakers came to at least a temporary resolution of the “fiscal cliff” and the Federal Reserve (Fed) extended its quantitative easing (QE) policies. The “do whatever it takes” stance of the president of the European Central Bank (ECB) to keep the euro-zone together and the ECB’s aggressive bond buying program likewise strengthened international equity markets.

Yet significant challenges remain. Many corporations continue to sit on large amounts of cash and have not yet begun injecting this cash into the broader economy through major projects or merger and acquisition (M&A) activity. High U.S. unemployment also continues to cast a shadow over markets with many analysts expecting the Fed to continue its aggressive QE policies until there is a clear and sustainable improvement in the unemployment rate. And although a collapse of the Eurozone seems unlikely, the various headlines out of Europe reflect dissatisfaction with the current status quo and point to a contracting European economy.

We continue to believe that long-term investors are more apt to benefit by a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. After this reporting period’s returns, you may need to rebalance or make other changes to your portfolio. We encourage you to review your portfolio with your financial advisor, who can assist you in understanding your investments and clearly identifying your risk tolerance and long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consisted of 22 developed market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2013 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2012 and held until February 28, 2013. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2013” column and the “Expense Ratio as of February 28, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2013” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2013” column and the “Expense Ratio as of February 28, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2013” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2013 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2012	Ending Account Value Using Actual Return at February 28, 2013	Expenses Paid During the Six Months Ended February 28, 2013*	Beginning Account Value at September 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2013	Expenses Paid During the Six Months Ended February 28, 2013*	Expense Ratio as of February 28, 2013*
Aggressive Growth Lifestyle	$1,000.00	$1,085.96	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation	$1,000.00	$1,069.87	$4.36	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,047.55	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond	$1,000.00	$1,011.73	$3.84	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond	$1,000.00	$1,053.20	$4.89	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities	$1,000.00	$1,155.70	$5.34	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value	$1,000.00	$1,138.61	$4.30	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth	$1,000.00	$1,061.45	$4.34	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value	$1,000.00	$1,154.92	$5.61	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,070.02	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II	$1,000.00	$1,000.05	$1.09	$1,000.00	$1,023.70	$1.10	0.22%
Small Cap Growth	$1,000.00	$1,097.74	$6.03	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value	$1,000.00	$1,162.40	$5.09	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible	$1,000.00	$1,087.15	$2.90	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,033.21	$4.49	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2013” and the “Expense Ratios” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	62.1%
International Equity Investment Companies	20.2
Fixed Income Investment Companies	11.9
Real Estate Investment Companies	5.8

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) — 100.0%
Domestic Equity Investment Companies — 62.1%
VALIC Co. I Blue Chip Growth Fund	1,066,204	$14,041,906
VALIC Co. I Dividend Value Fund	3,421,071	36,742,299
VALIC Co. I Mid Cap Strategic Growth Fund	107,491	1,397,389
VALIC Co. I Nasdaq-100 Index Fund	1,621,909	10,380,221
VALIC Co. I Science & Technology Fund†	587,501	10,445,764
VALIC Co. I Small Cap Special Values Fund	799,661	8,388,444
VALIC Co. I Stock Index Fund	2,392,872	66,545,758
VALIC Co. I Value Fund	173,226	1,973,040
VALIC Co. II Capital Appreciation Fund	1,030,530	11,985,059
VALIC Co. II Large Cap Value Fund	271,429	3,558,435
VALIC Co. II Mid Cap Growth Fund	514,700	4,555,096
VALIC Co. II Mid Cap Value Fund	1,509,776	30,059,643
VALIC Co. II Small Cap Growth Fund	346,883	4,675,980
VALIC Co. II Small Cap Value Fund	1,255,390	18,077,610

Total Domestic Equity Investment Companies
(cost $193,808,036)		222,826,644

Fixed Income Investment Companies — 11.9%
VALIC Co. I Capital Conservation Fund	405,417	4,094,711
VALIC Co. I Government Securities Fund	534,247	5,919,454
VALIC Co. I Inflation Protected Fund	63,491	751,099
VALIC Co. II Core Bond Fund	2,090,015	23,052,860
VALIC Co. II High Yield Bond Fund	855,854	6,521,610
VALIC Co. II Strategic Bond Fund	201,034	2,331,994

Total Fixed Income Investment Companies
(cost $42,904,974)		42,671,728

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 20.2%
VALIC Co. I Emerging Economies Fund	6,203,084	$52,478,090
VALIC Co. I Foreign Value Fund	496,385	4,512,142
VALIC Co. I International Equities Fund	1,210,446	7,674,227
VALIC Co. I International Growth Fund	669,331	8,031,975

Total International Equity Investment Companies
(cost $65,992,277)		72,696,434

Real Estate Investment Companies — 5.8%
VALIC Co. I Global Real Estate Fund (cost $17,235,810)	2,349,009	20,671,278

TOTAL INVESTMENTS
(cost $319,941,097)(2)	100.0%	358,866,084
Liabilities in excess of other assets	0.0	(2,261)

NET ASSETS —	100.0%	$358,863,823

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$222,826,644	$—	$—	$222,826,644
Fixed Income Investment Companies	42,671,728	—	—	42,671,728
International Equity Investment Companies	72,696,434	—	—	72,696,434
Real Estate Investment Companies	20,671,278	—	—	20,671,278

Total	$358,866,084	$—	$—	$358,866,084

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.0%
Beverages — Non-alcoholic	4.2
Electronic Components — Semiconductors	4.1
Applications Software	4.1
Web Portals/ISP	4.0
Commercial Services — Finance	3.5
Computers	3.5
Diversified Manufacturing Operations	3.5
Semiconductor Components — Integrated Circuits	3.4
Medical — Drugs	3.3
Enterprise Software/Service	3.2
Tobacco	3.0
Retail — Apparel/Shoe	2.8
Retail — Discount	2.5
Multimedia	2.4
Transport — Rail	2.1
Retail — Building Products	2.0
Agricultural Chemicals	2.0
Oil — Field Services	2.0
Oil Companies — Exploration & Production	1.9
Computers — Memory Devices	1.8
Metal Processors & Fabrication	1.7
Engines — Internal Combustion	1.7
E-Commerce/Products	1.6
Chemicals — Specialty	1.6
Food — Misc./Diversified	1.6
Medical — Wholesale Drug Distribution	1.5
Chemicals — Diversified	1.5
Telecommunication Equipment	1.4
Internet Content — Information/News	1.4
Engineering/R&D Services	1.4
Transport — Services	1.4
Retail — Restaurants	1.4
Food — Retail	1.4
Investment Management/Advisor Services	1.1
Auto/Truck Parts & Equipment — Original	1.1
Apparel Manufacturers	1.0
Time Deposits	1.0
Internet Content — Entertainment	0.9
Casino Hotels	0.9
Finance — Other Services	0.9
Cruise Lines	0.8
Retail — Drug Store	0.8
E-Commerce/Services	0.7
Oil Field Machinery & Equipment	0.7
Finance — Credit Card	0.7
Therapeutics	0.7
Retail — Major Department Stores	0.7
Retail — Sporting Goods	0.6
Computers — Integrated Systems	0.6
Building Products — Cement	0.5

99.6%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Agricultural Chemicals — 2.0%
Monsanto Co.	12,650	$1,278,030

Apparel Manufacturers — 1.0%
Under Armour, Inc., Class A†	12,970	639,162

Applications Software — 4.1%
Citrix Systems, Inc.†	7,430	526,787
Intuit, Inc.	11,540	744,099
Red Hat, Inc.†	12,100	614,801
Salesforce.com, Inc.†	4,200	710,724

		2,596,411

Auto/Truck Parts & Equipment - Original — 1.1%
Delphi Automotive PLC†	16,720	699,732

Beverages - Non-alcoholic — 4.2%
Coca-Cola Enterprises, Inc.	24,840	888,775
PepsiCo, Inc.	23,690	1,794,991

		2,683,766

Building Products - Cement — 0.5%
Martin Marietta Materials, Inc.	3,240	314,701

Casino Hotels — 0.9%
Las Vegas Sands Corp.	11,770	606,037

Chemicals - Diversified — 1.5%
PPG Industries, Inc.	7,060	950,700

Chemicals - Specialty — 1.6%
Eastman Chemical Co.	14,680	1,023,636

Commercial Services - Finance — 3.5%
Mastercard, Inc., Class A	1,980	1,025,283
Moody’s Corp.	14,410	692,545
Paychex, Inc.	15,570	515,367

		2,233,195

Computers — 3.5%
Apple, Inc.	5,040	2,224,656

Computers - Integrated Systems — 0.6%
Teradata Corp.†	6,360	369,262

Computers - Memory Devices — 1.8%
EMC Corp.†	50,550	1,163,156

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd.	14,800	516,076

Diversified Manufacturing Operations — 3.5%
Danaher Corp.	17,760	1,094,016
Eaton Corp. PLC	18,080	1,120,418

		2,214,434

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	3,990	1,054,437

E-Commerce/Services — 0.7%
priceline.com, Inc.†	700	481,306

Electronic Components - Semiconductors — 4.1%
Broadcom Corp., Class A	20,970	715,287
Texas Instruments, Inc.	34,070	1,170,986
Xilinx, Inc.	19,450	724,901

		2,611,174

Engineering/R&D Services — 1.4%
Fluor Corp.	14,820	917,358

Engines - Internal Combustion — 1.7%
Cummins, Inc.	9,490	1,099,606

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.2%
Oracle Corp.	59,270	$2,030,590

Finance - Credit Card — 0.7%
Discover Financial Services	11,500	443,095

Finance - Other Services — 0.9%
IntercontinentalExchange, Inc.†	3,620	560,448

Food - Misc./Diversified — 1.6%
Kraft Foods Group, Inc.	11,213	543,494
Mondelez International, Inc., Class A	16,850	465,903

		1,009,397

Food - Retail — 1.4%
Whole Foods Market, Inc.	10,250	877,605

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	22,400	610,400

Internet Content - Information/News — 1.4%
LinkedIn Corp., Class A†	5,500	924,990

Investment Management/Advisor Services — 1.1%
T. Rowe Price Group, Inc.	10,130	721,155

Medical - Biomedical/Gene — 7.0%
Alexion Pharmaceuticals, Inc.†	7,990	693,053
Biogen Idec, Inc.†	4,590	763,500
Celgene Corp.†	6,700	691,306
Gilead Sciences, Inc.†	29,840	1,274,466
Illumina, Inc.†	13,830	693,298
Vertex Pharmaceuticals, Inc.†	8,030	375,965

		4,491,588

Medical - Drugs — 3.3%
Allergan, Inc.	6,430	697,140
Bristol-Myers Squibb Co.	20,600	761,582
Eli Lilly & Co.	11,760	642,802

		2,101,524

Medical - Wholesale Drug Distribution — 1.5%
McKesson Corp.	9,000	955,170

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	5,960	1,112,076

Multimedia — 2.4%
News Corp., Class A	25,040	721,152
Viacom, Inc., Class B	14,050	821,363

		1,542,515

Oil Companies - Exploration & Production — 1.9%
EOG Resources, Inc.	9,680	1,216,873

Oil Field Machinery & Equipment — 0.7%
National Oilwell Varco, Inc.	6,580	448,295

Oil - Field Services — 2.0%
Schlumberger, Ltd.	16,350	1,272,848

Retail - Apparel/Shoe — 2.8%
Limited Brands, Inc.	8,720	396,934
PVH Corp.	6,400	779,840
Urban Outfitters, Inc.†	15,340	621,577

		1,798,351

Retail - Building Products — 2.0%
Home Depot, Inc.	18,730	1,283,005

Retail - Discount — 2.5%
Dollar General Corp.†	8,340	386,476
Wal-Mart Stores, Inc.	17,350	1,228,033

		1,614,509

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store — 0.8%
CVS Caremark Corp.	9,880	$505,066

Retail - Major Department Stores — 0.7%
Nordstrom, Inc.	7,850	425,627

Retail - Restaurants — 1.4%
Starbucks Corp.	16,010	877,668

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	7,760	388,000

Semiconductor Components - Integrated Circuits — 3.4%
Analog Devices, Inc.	20,040	906,209
QUALCOMM, Inc.	19,180	1,258,783

		2,164,992

Telecommunication Equipment — 1.4%
Juniper Networks, Inc.†	44,830	927,084

Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†	5,850	440,564

Tobacco — 3.0%
Philip Morris International, Inc.	20,800	1,908,400

Transport - Rail — 2.1%
Union Pacific Corp.	9,750	1,336,823

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 1.4%
FedEx Corp.	8,470	$892,992

Web Portals/ISP — 4.0%
Google, Inc., Class A†	3,180	2,547,816

Total Long-Term Investment Securities
(cost $53,433,287)		63,106,301

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2013 (cost $637,000)	$637,000	637,000

TOTAL INVESTMENTS
(cost $54,070,287)(1)	99.6%	63,743,301
Other assets less liabilities	0.4	271,173

NET ASSETS —	100.0%	$64,014,474

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Biomedical/Gene	$4,491,588	$—	$—	$4,491,588
Other Industries*	58,614,713	—	—	58,614,713
Short-Term Investment Securities:
Time Deposits	—	637,000	—	637,000

Total	$63,106,301	$637,000	$—	$63,743,301

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	57.3%
Domestic Equity Investment Companies	29.4
International Equity Investment Companies	10.9
Real Estate Investment Companies	2.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 29.4%
VALIC Co. I Blue Chip Growth Fund	363,291	$4,784,546
VALIC Co. I Dividend Value Fund	1,034,316	11,108,553
VALIC Co. I Nasdaq-100 Index Fund	397,853	2,546,256
VALIC Co. I Science & Technology Fund†	120,907	2,149,725
VALIC Co. I Small Cap Special Values Fund	145,823	1,529,679
VALIC Co. I Stock Index Fund	929,497	25,849,321
VALIC Co. I Value Fund	50,574	576,033
VALIC Co. II Capital Appreciation Fund	269,036	3,128,891
VALIC Co. II Large Cap Value Fund	130,739	1,713,994
VALIC Co. II Mid Cap Growth Fund	95,552	845,634
VALIC Co. II Mid Cap Value Fund	494,647	9,848,430
VALIC Co. II Small Cap Growth Fund	23,803	320,859
VALIC Co. II Small Cap Value Fund	320,946	4,621,627

Total Domestic Equity Investment Companies
(cost $61,991,327)		69,023,548

Fixed Income Investment Companies — 57.3%
VALIC Co. I Capital Conservation Fund	945,724	9,551,811
VALIC Co. I Government Securities Fund	634,233	7,027,300
VALIC Co. I Inflation Protected Fund	1,235,442	14,615,277
VALIC Co. I International Government Bond Fund	64,026	792,636
VALIC Co. II Core Bond Fund	4,515,907	49,810,456
VALIC Co. II High Yield Bond Fund	2,116,962	16,131,247
VALIC Co. II Strategic Bond Fund	3,172,478	36,800,741

Total Fixed Income Investment Companies
(cost $133,028,656)		134,729,468

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 10.9%
VALIC Co. I Emerging Economies Fund	2,486,923	$21,039,372
VALIC Co. I Foreign Value Fund	244,673	2,224,082
VALIC Co. I International Equities Fund	141,658	898,115
VALIC Co. I International Growth Fund	133,009	1,596,103

Total International Equity Investment Companies
(cost $24,091,859)		25,757,672

Real Estate Investment Companies — 2.4%
VALIC Co. I Global Real Estate Fund (cost $4,872,872)	634,563	5,584,154

TOTAL INVESTMENTS
(cost $223,984,714)(2)	100.0%	235,094,842
Other assets less liabilities	0.0	2,227

NET ASSETS —	100.0%	$235,097,069

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$69,023,548	$—	$—	$69,023,548
Fixed Income Investment Companies	134,729,468	—	—	134,729,468
International Equity Investment Companies	25,757,672	—	—	25,757,672
Real Estate Investment Companies	5,584,154	—	—	5,584,154

Total	$235,094,842	$—	$—	$235,094,842

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.3%
United States Treasury Notes	18.3
Sovereign	7.3
Diversified Financial Services	7.1
Federal Home Loan Mtg. Corp.	6.7
Banks — Commercial	3.5
Diversified Banking Institutions	3.0
Time Deposits	3.0
United States Treasury Bonds	2.6
Electric — Integrated	1.5
Banks — Super Regional	1.3
Oil Companies — Exploration & Production	1.3
Medical — Drugs	1.1
Government National Mtg. Assoc.	1.1
Telephone — Integrated	1.0
Savings & Loans/Thrifts	0.9
Oil Companies — Integrated	0.7
Cable/Satellite TV	0.7
Pipelines	0.7
Insurance — Life/Health	0.6
Municipal Bonds & Notes	0.5
Multimedia	0.5
Medical — Generic Drugs	0.5
Diversified Manufacturing Operations	0.5
Auto — Cars/Light Trucks	0.4
Electric — Generation	0.4
Finance — Investment Banker/Broker	0.4
Medical — HMO	0.4
Cellular Telecom	0.4
Oil & Gas Drilling	0.4
Paper & Related Products	0.4
Trucking/Leasing	0.4
Regional Authority	0.3
Special Purpose Entities	0.3
Real Estate Investment Trusts	0.3
Medical Products	0.3
Banks — Money Center	0.3
Insurance — Mutual	0.3
Telecom Services	0.2
Medical — Hospitals	0.2
Security Services	0.2
Advertising Agencies	0.2
Commercial Services — Finance	0.2
Schools	0.2
Metal — Copper	0.2
Retail — Drug Store	0.2
Chemicals — Specialty	0.2
Coal	0.2
Finance — Leasing Companies	0.2
Food — Misc./Diversified	0.2
Brewery	0.2
Metal — Iron	0.2
Retail — Restaurants	0.2
Banks — Fiduciary	0.2
Electronic Components — Semiconductors	0.2
Independent Power Producers	0.2
Oil — Field Services	0.2
Computer Aided Design	0.2
Diversified Minerals	0.2
Commercial Services	0.2
Building — Residential/Commercial	0.2
Insurance — Multi-line	0.1
Investment Companies	0.1
Computer Services	0.1
Casino Hotels	0.1
Steel — Producers	0.1
Sovereign Agency	0.1
Containers — Paper/Plastic	0.1

Finance — Commercial	0.1%
Non-Hazardous Waste Disposal	0.1
Consumer Products — Misc.	0.1
Theaters	0.1
Transport — Rail	0.1
Airlines	0.1
Beverages — Non-alcoholic	0.1
Finance — Auto Loans	0.1
Medical Instruments	0.1
Retail — Apparel/Shoe	0.1
Cruise Lines	0.1
Industrial Gases	0.1
Containers — Metal/Glass	0.1
Disposable Medical Products	0.1
Aerospace/Defense	0.1
Metal Processors & Fabrication	0.1
Aerospace/Defense — Equipment	0.1
Music	0.1
Printing — Commercial	0.1
Chemicals — Diversified	0.1
Rental Auto/Equipment	0.1
Computers	0.1
Real Estate Operations & Development	0.1
Travel Services	0.1
Alternative Waste Technology	0.1
Building Products — Cement	0.1
Data Processing/Management	0.1
Home Furnishings	0.1
Finance — Other Services	0.1
Firearms & Ammunition	0.1
Storage/Warehousing	0.1
Retail — Regional Department Stores	0.1
Gas — Distribution	0.1
Real Estate Management/Services	0.1
Television	0.1
Publishing — Newspapers	0.1
Transport — Services	0.1
Chemicals — Other	0.1
Shipbuilding	0.1
Petrochemicals	0.1
Financial Guarantee Insurance	0.1
Satellite Telecom	0.1
Electric — Distribution	0.1
Retail — Office Supplies	0.1

101.4%

Credit Quality†#

Aaa	54.7%
Aa	3.7
A	7.5
Baa	17.5
Ba	4.4
B	6.0
Caa	1.7
Not Rated@	4.5

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 6.2%
Diversified Financial Services — 6.2%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$700,000	$700,846
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	540,000	547,536
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(10)	191,987	193,006
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(10)	1,018,252	988,588
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(10)	927,909	933,674
Banc of America Funding Trust Series 2006-3, Class 5A5 5.50% due 03/25/2036(10)	365,943	370,091
Banc of America Funding Trust Series 2005-8, Class 2A4 6.00% due 01/25/2036(10)	27,583	27,455
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(10)	572,270	567,841
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.76% due 01/25/2035(10)	246,856	236,787
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	290,000	293,177
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	728,754
Carrington Mtg. Loan Trust Series 2007-RFC1, Class A1 0.25% due 12/25/2036	1,357,332	1,301,409
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	830,000	829,946
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,605
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(10)	195,625	196,107
Citicorp Mtg. Securities Trust Series 2006-4, Class 1A2 6.00% due 08/25/2036(10)	194,100	199,313
Commercial Mortgage Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(1)	1,500,000	1,761,099
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(1)	42,000	43,227
Commercial Mtg. Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(1)(2)	2,400,000	2,471,845
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(10)	532,710	535,750
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.57% due 12/25/2034	318,336	310,084
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	332,670	327,991

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(10)	$683,073	$687,242
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,200,000	1,441,106
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	550,000	550,845
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	794,217	837,120
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(10)	1,050,055	1,061,587
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	876,843
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	790,681
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	862,380
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	449,254
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	264,692
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(2)	650,000	687,226
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	2,000,000	2,288,702
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(1)	750,000	852,711
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(1)	500,000	511,456
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	321,036
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(10)	591,000	573,359
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(10)	251,549	223,495
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.94% due 08/25/2034	164,057	169,433
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(10)	379,022	392,083
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	265,086	268,266
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(10)	540,249	558,662
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*(2)	654,000	654,000

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	$810,261	$839,541
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(1)	1,407,000	1,412,593
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,402,349
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.77% due 06/15/2045(1)	1,000,000	1,135,418
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(10)	1,025,211	1,026,230
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(10)	195,592	196,803
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(10)	1,798,202	1,830,791
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(10)	295,158	296,115
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	98,199	100,656
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	304,646

Total Asset Backed Securities (cost $37,979,713)		38,535,452

U.S. CORPORATE BONDS & NOTES — 27.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,008,000	973,780
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	471,000	508,091

		1,481,871

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	140,000	126,350

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042*	649,000	607,674

Aerospace/Defense-Equipment — 0.1%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	556,000	589,492

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	166,491	169,821
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	185,049	160,992
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	394,000	393,015

		723,828

Security Description	Principal Amount	Value (Note 2)

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	$479,000	$514,925

Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	275,000	277,750

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	260,000	287,950
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	752,000	756,625
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	941,000	893,744

		1,938,319

Auto/Truck Parts & Equipment - Original — 0.0%
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	130,000	135,363

Banks - Commercial — 1.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	1,482,000	1,624,472
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	355,000	386,063
Fifth Third Bank Senior Notes 1.45% due 02/28/2018	957,000	955,991
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	533,000	547,776
KeyBank NA Senior Notes 1.65% due 02/01/2018	1,504,000	1,519,472
PNC Bank NA Sub. Notes 2.95% due 01/30/2023	1,118,000	1,115,311
Regions Bank Sub. Notes 7.50% due 05/15/2018	318,000	387,960
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	185,000	209,975
Union Bank NA Senior Notes 2.13% due 06/16/2017	1,376,000	1,412,552
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	955,581
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,616,008

		10,731,161

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	949,000	961,062

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	$92,000	$76,590
Comerica Bank Sub. Notes 5.20% due 08/22/2017	491,000	565,437

		642,027

Banks - Super Regional — 1.3%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	468,000	472,411
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	1,245,000	1,272,751
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	345,000	427,688
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	1,688,000	1,981,293
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	737,000	872,551
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	50,442
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	747,000	891,441
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,088,000	1,101,901
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(3)	235,000	270,838
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/2016	475,000	468,592

		7,809,908

Beverages - Non-alcoholic — 0.1%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	811,000	697,460

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	552,000	546,629

Building & Construction Products - Misc. — 0.0%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	130,000	137,313

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	144,000	146,880

Building Products - Cement — 0.1%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	475,000	508,250

Security Description	Principal Amount	Value (Note 2)

Building - Residential/Commercial — 0.2%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	$100,000	$107,000
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	110,000	121,000
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	303,000	295,747
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	365,000	392,375

		916,122

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	167,000	162,825
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	331,000	325,621
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	228,000	242,820
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	2,133,000	2,162,148
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	225,000	233,907
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	559,000	561,867
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	457,617
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	409,000	372,446

		4,519,251

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	100,000	104,000

Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	120,000	117,000
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	140,000	128,800
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)(6)	343,919	380,030
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	223,000	224,394

		850,224

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Services — 0.0%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	$44,000	$47,300
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	96,750

		144,050

Cellular Telecom — 0.1%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	160,000	163,200
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	150,000	163,125

		326,325

Chemicals - Diversified — 0.0%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	115,000	116,725
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	89,000	90,446

		207,171

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	354,000	391,170

Chemicals - Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	161,000	162,610

Chemicals - Specialty — 0.2%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	244,000	241,865
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	741,824
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	244,000	242,475

		1,226,164

Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	192,000	173,760
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	185,000	159,562
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	90,000	88,875
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	379,000	390,370
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.II Company Guar. Notes 8.38% due 06/01/2020*	170,000	179,350
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	174,000	180,960

		1,172,877

Security Description	Principal Amount	Value (Note 2)

Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	$190,000	$196,650

Commercial Services — 0.1%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	157,000	177,018
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	175,000	187,687

		364,705

Commercial Services - Finance — 0.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	380,000	398,050
Western Union Co. Notes 2.88% due 12/10/2017	927,000	932,035

		1,330,085

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	92,000	90,160

Computer Aided Design — 0.2%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	930,000	921,083

Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	206,000	221,352
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	475,000	635,068

		856,420

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	553,000	567,459

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 5.13% due 03/15/2020	195,000	195,418

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	155,000	164,688

Consumer Products - Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	459,000	425,723
Reynolds Group Issuer, Inc. Senior Sec. Notes 5.75% due 10/15/2020	332,000	342,790

		768,513

Containers - Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	122,000	119,255
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	307,000	341,538

		460,793

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$369,000	$399,442
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	358,000	395,590

		795,032

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	492,000	504,915

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(5)	157,600	165,874

Disposable Medical Products — 0.1%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	614,000	613,212

Diversified Banking Institutions — 2.9%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	190,000	205,993
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 04/04/2013(3)	822,000	706,920
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	534,000	595,733
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	490,000	567,091
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	600,000	712,777
Citigroup, Inc. Notes 3.38% due 03/01/2023	1,220,000	1,232,065
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,036,000	2,219,246
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)	507,000	514,418
GMAC LLC Sub. Notes 8.00% due 12/31/2018	430,000	510,625
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	1,245,000	1,261,252
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	961,000	1,135,542
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,252,000	2,553,365
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	640,000	753,663
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)	250,000	288,337

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/2077	$103,000	$80,083
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	914,000	964,881
Morgan Stanley Senior Notes 5.63% due 09/23/2019	1,070,000	1,237,810
Morgan Stanley Senior Notes 5.75% due 01/25/2021	866,000	1,003,930
Morgan Stanley Senior Notes 6.25% due 08/09/2026	691,000	820,482
Morgan Stanley Senior Notes 6.38% due 07/24/2042	637,000	778,121
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	92,486

		18,234,820

Diversified Financial Services — 0.9%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	556,000	566,504
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	753,669
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	663,000	778,857
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,724,000	3,486,385

		5,585,415

Diversified Manufacturing Operations — 0.3%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	346,000	342,712
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	231,000	242,550
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,176,120

		1,761,382

E-Commerce/Products — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	215,000	214,463

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	320,000	311,599

Electric - Generation — 0.4%
AES Corp. Senior Notes 8.00% due 10/15/2017	219,000	252,945
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,884,000	2,165,080

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation (continued)
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(7)(12)	$455,000	$229,775

		2,647,800

Electric - Integrated — 1.3%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	294,000	298,970
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	540,000	599,656
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	503,832
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	330,000	332,512
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	1,112,000	1,113,123
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	889,000	969,318
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	749,000	748,925
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	1,332,000	1,331,014
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	561,000	540,944
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	282,894
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	541,000	608,627
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	583,000	588,336

		7,918,151

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	355,000	351,006
Intel Corp. Senior Notes 4.00% due 12/15/2032	617,000	608,826

		959,832

Finance - Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	529,052
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	138,000

		667,052

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Notes 1.30% due 03/01/2023	555,000	551,182

Security Description	Principal Amount	Value (Note 2)

Finance - Commercial (continued)
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	$240,000	$241,205

		792,387

Finance - Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	703,000	801,310
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	545,000	570,575
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	377,000	420,595
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	615,000	701,318

		2,493,839

Finance - Leasing Companies — 0.1%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	285,000	283,575
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	120,000	127,200

		410,775

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	463,000	467,055

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	380,000	345,800

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	451,000	465,658

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	100,000	106,250

Food - Misc./Diversified — 0.2%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	215,000	218,762
ConAgra Foods, Inc. Senior Notes 1.30% due 01/25/2016	345,000	347,270
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	437,000	543,650

		1,109,682

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(2)(8)	$10,035	$4,566

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	342,000	436,381

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	265,000	278,913
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	211,000	211,793

		490,706

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	144,000	158,760
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	150,000	166,125
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	130,000	154,700
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	458,156

		937,741

Industrial Gases — 0.1%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	643,000	646,329

Insurance - Life/Health — 0.6%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	634,530
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	363,529
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	969,000	971,956
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	723,000	791,454
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	871,000	905,840

		3,667,309

Insurance - Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	788,000	820,100

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	229,020
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,415,448

		1,644,468

Security Description	Principal Amount	Value (Note 2)

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$197,000	$212,268

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	627,000	664,620

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	450,579
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	686,456
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	319,000	337,342
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	188,000	200,455
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	180,000	192,150

		1,866,982

Medical - Drugs — 0.9%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,029,000	1,037,448
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	1,253,000	1,262,250
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042*	572,000	581,702
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	155,000	168,175
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	200,000	217,250
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016*	185,000	185,538
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	456,000	457,553
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	1,352,000	1,360,040

		5,269,956

Medical - Generic Drugs — 0.5%
Mylan, Inc. Company Guar.Notes 3.13% due 01/15/2023*	1,135,000	1,114,771
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	975,000	1,137,291
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	386,000	389,264
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	318,000	320,890

		2,962,216

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.4%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	$569,000	$643,657
Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	299,523
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	884,000	890,836
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	657,000	657,869

		2,491,885

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	331,870
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	175,000	188,562
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	67,000	75,040
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	535,000	551,050
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	117,000	125,190
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	260,000	237,900

		1,509,612

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	605,000	604,938

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	681,000	680,932
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	575,000	572,378

		1,253,310

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	953,000	984,786

Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	270,000	294,300

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	270,000	278,775

Multimedia — 0.5%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	389,000	391,608

Security Description	Principal Amount	Value (Note 2)

Multimedia (continued)
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	$649,000	$774,613
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	900,000	1,163,556
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	883,547

		3,213,324

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	567,000	586,845

Non - Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	710,000	679,825
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/2035	75,000	90,353

		770,178

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	101,000	109,585
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	526,000	530,763

		640,348

Oil Companies - Exploration & Production — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	185,000	193,325
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	160,000	155,400
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	86,000	93,310
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	280,000	296,800
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	100,000	113,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	507,692
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	275,000	286,687
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	275,000	288,062
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021*	315,000	338,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	220,000	224,400

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	$135,000	$149,344
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	66,000	49,170
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	1,062,000	1,200,722
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	135,000	149,175
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	121,000	139,453
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	375,000	425,156
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	143,438
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	312,000	331,890
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	125,000	124,375
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	1,095,000	1,307,267

		6,517,291

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	489,551
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	769,000	770,627

		1,260,178

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	168,000	211,104

Oil - Field Services — 0.2%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	250,000	265,625
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	297,000	308,880
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	325,000	347,750

		922,255

Paper & Related Products — 0.4%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	150,000	158,625
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	130,000	127,075

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	$1,551,000	$1,840,237
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	193,000	202,650

		2,328,587

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	206,000	203,940
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	175,000	187,687
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	84,000	83,580
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	125,000	130,625
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	125,000	142,969
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	849,000	815,112
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	329,000	328,770
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	1,045,000	1,206,233
Energy Transfer Partners LP Senior Notes 7.50% due 10/15/2020	160,000	182,800
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	307,300
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	135,000	139,725
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	71,000	76,680
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	134,000	138,020
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	233,000	241,235

		4,184,676

Precious Metals — 0.0%
Coeur d’Alene Mines Corp. Company Guar. Notes 7.88% due 02/01/2021*	125,000	129,375

Printing - Commercial — 0.1%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	185,000	194,713

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Printing - Commercial (continued)
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	$358,000	$384,402

		579,115

Publishing - Newspapers — 0.1%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	385,000	407,138

Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	125,000	141,563

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	394,641
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	220,000	238,975
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	353,290
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	245,000	262,762
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	119,000	132,109
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	195,000	207,188
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	275,000	297,000

		1,885,965

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	432,844

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	143,581

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(8)	100,000	4

Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	80,000	86,200
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	358,000	392,010
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	88,000	92,400

		570,610

Security Description	Principal Amount	Value (Note 2)

Retail - Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	$335,000	$339,187
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	322,538

		661,725

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	313,511	363,580
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	540,271	638,106
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	210,000	238,350

		1,240,036

Retail - Office Supplies — 0.1%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	265,000	310,050

Retail - Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	180,000	191,250

Retail - Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	373,000	446,577

Retail - Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	242,413
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	316,000	338,910
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	369,000	393,446

		974,769

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	230,000	242,075

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	842,000	895,988
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	753,000	900,438
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	1,596,000	1,620,622
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	442,778

		3,859,826

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	$679,000	$708,278
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	546,606

		1,254,884

Security Services — 0.2%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	873,000	871,835
ADT Corp. Senior Notes 3.50% due 07/15/2022*	646,000	631,929

		1,503,764

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	385,860

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,549,763
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	483,000	471,329

		2,021,092

Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	365,000	397,850
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	373,000	408,435

		806,285

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	456,125

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	315,000	376,201
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	150,000	169,875
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	147,342

		693,418

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 0.90% due 02/12/2016	955,000	955,606
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	519,000	488,292
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	714,000	891,556

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	$658,000	$775,421
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	225,000	228,820
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	36,000	41,130
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	466,000	524,250
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	192,050
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	325,000	381,875
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	385,000	483,979

		4,962,979

Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	370,000	386,650

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	586,000	588,930
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	160,000	171,600

		760,530

Transport - Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	160,000	162,491

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	724,461

Transport - Services — 0.1%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	399,000	406,980

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	478,000	521,020

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	1,412,000	1,427,628
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	390,000	404,087
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 4.25% due 01/17/2023*	338,000	339,665

		2,171,380

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	$165,000	$165,000

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	19,795	22,040

Total U.S. CORPORATE BONDS & NOTES
(cost $163,421,563)		168,380,689

FOREIGN CORPORATE BONDS & NOTES — 5.5%
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	803,000	806,194

Banks - Commercial — 1.5%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	1,381,000	1,382,686
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.65% due 02/26/2018*	1,137,000	1,138,515
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	584,000	653,401
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,086,031
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(3)	175,000	186,790
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,416,688
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,015,000	2,015,713
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	387,000	386,829

		9,266,653

Banks - Money Center — 0.2%
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	1,108,000	1,072,267

Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	525,000	523,333

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	441,000	438,755
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	1,738,000	1,694,597

		2,133,352

Chemicals - Diversified — 0.1%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	250,000	269,375

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified (continued)
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	$90,000	$97,875

		367,250

Commercial Services — 0.1%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	400,000	424,000

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	225,000	245,531

Containers - Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	170,000	170,425

Cruise Lines — 0.1%
NCL Corp., Ltd. Company Guar. Notes 5.00% due 02/15/2018*	160,000	160,800
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	478,000	489,950

		650,750

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	638,000	656,732

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	385,000	394,625
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	559,000	559,926

		954,551

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	190,000	198,075
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	661,000	707,270

		905,345

Electric - Integrated — 0.2%
Electricite de France SA VRS Sub. Notes 5.25% due 01/29/2023*(3)	1,025,000	1,009,112

Finance - Leasing Companies — 0.1%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	210,000	222,600
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	348,033
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	171,000	175,275

		745,908

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	$211,000	$217,330

Insurance - Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)	205,000	208,075

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	905,000	876,709

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,476,371

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	734,000	865,015
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	227,000	283,895
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	593,692

		1,742,602

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	800,000	1,056,465

Oil Companies - Integrated — 0.5%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	626,000	663,902
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	988,798
Petroleos Mexicanos Company Guar. Notes 3.50% due 01/30/2023*	557,000	545,860
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	628,000	645,270
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	523,000	537,382

		3,381,212

Petrochemicals — 0.1%
Mexichem SAB de CV Senior Notes 6.75% due 09/19/2042*	335,000	371,515

Real Estate Operations & Development — 0.1%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	389,000	387,541

Satellite Telecom — 0.1%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(4)	311,718	331,590

Security Description	Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.3%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$1,570,000	$1,606,341

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	155,000	154,613
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	240,000	257,400
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(6)	450,500	470,772

		882,785

Telephone - Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	1,353,000	1,426,365

Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	240,000	259,200

Total Foreign Corporate Bonds & Notes
(cost $33,505,837)		34,155,504

FOREIGN GOVERNMENT AGENCIES — 7.6%
Regional Authority — 0.3%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	1,000,332
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,088,450

		2,088,782

Sovereign — 7.3%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	1,400,000	1,288,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	850,000	992,375
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	500,000	600,000
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025	350,000	542,500
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	963,552
Government of Romania Senior Notes 6.75% due 02/07/2022	1,450,000	1,718,540
Government of Ukraine Senior Notes 7.80% due 11/28/2022*	730,000	755,477
Lebanese Republic Senior Notes 6.60% due 11/27/2026	1,100,000	1,134,375
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	1,100,000	1,601,875

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Argentina Senior Notes 7.00% due 10/03/2015	$1,290,000	$1,083,600
Republic of Belarus Bonds 8.75% due 08/03/2015	540,000	559,575
Republic of Belarus Senior Notes 8.95% due 01/26/2018	400,000	428,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,400,000	1,568,000
Republic of Colombia Senior Notes 6.13% due 01/18/2041	700,000	894,250
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,000,000	1,097,500
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	885,000	936,994
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	850,000	1,000,025
Republic of Hungary Notes 4.13% due 02/19/2018	334,000	328,990
Republic of Hungary Senior Notes 4.75% due 02/03/2015	1,150,000	1,177,312
Republic of Hungary Senior Notes 6.25% due 01/29/2020	500,000	540,000
Republic of Indonesia Bonds 3.75% due 04/25/2022	1,400,000	1,449,000
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,100,000	1,221,000
Republic of Indonesia Bonds 5.25% due 01/17/2042	490,000	531,038
Republic of Latvia Senior Notes 2.75% due 01/12/2020*	1,430,000	1,396,037
Republic of Peru Senior Notes 7.13% due 03/30/2019	700,000	899,500
Republic of Peru Senior Notes 7.35% due 07/21/2025	1,100,000	1,551,000
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,200,000	1,168,428
Republic of Poland Senior Notes 3.00% due 03/17/2023	550,000	535,530
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	700,000	710,500
Republic of South Africa Senior Notes 4.67% due 01/17/2024	500,000	537,500
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	700,000	726,250

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	$800,000	$833,246
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	800,000	1,059,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	780,000	1,106,625
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	1,000,000	1,680,000
Republic of Turkey Senior Notes 6.25% due 09/26/2022	600,000	727,500
Republic of Turkey Senior Notes 7.38% due 02/05/2025	1,000,000	1,310,500
Republic of Turkey Senior Notes 11.88% due 01/15/2030	630,000	1,178,100
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	700,000	801,850
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	500,000	583,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	510,000	614,550
Russian Federation Senior Notes 4.50% due 04/04/2022	600,000	663,900
Russian Federation Senior Notes 7.50% due 03/31/2030	620,000	771,968
Russian Federation Senior Notes 11.00% due 07/24/2018	390,000	562,575
United Mexican States Senior Notes 3.63% due 03/15/2022	1,000,000	1,066,000
United Mexican States Senior Notes 4.75% due 03/08/2044	1,122,000	1,178,100
United Mexican States Senior Notes Series A 6.05% due 01/11/2040	894,000	1,117,500

		45,191,387

Total Foreign Government Agencies
(cost $46,922,822)		47,280,169

U.S. GOVERNMENT AGENCIES — 30.2%
Federal Home Loan Mtg. Corp. — 6.7%
3.00% due 08/01/2027	716,490	757,800
3.00% due 10/01/2042	2,745,650	2,837,458
3.00% due 11/01/2042	2,219,731	2,288,448
3.50% due 02/01/2042	964,874	1,024,166
3.50% due 03/01/2042	1,028,902	1,086,502
3.50% due 04/01/2042	2,371,372	2,497,828
3.50% due 08/01/2042	976,878	1,036,297
4.00% due 09/01/2040	582,122	618,674
4.50% due 11/01/2018	110,568	117,738
4.50% due 02/01/2019	112,972	120,545
4.50% due 01/01/2039	192,071	205,354

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 12/01/2039	$2,119,007	$2,352,961
4.50% due 09/01/2040	1,475,445	1,583,016
4.50% due 06/01/2041	2,002,492	2,152,869
5.00% due 03/01/2019	44,221	47,427
5.00% due 10/01/2033	14,094	15,303
5.00% due 02/01/2036	781,831	849,915
5.00% due 03/01/2038	296,477	318,938
5.00% due 07/01/2038	3,649,907	3,926,420
5.00% due 07/01/2040	2,644,019	2,869,114
5.50% due 11/01/2018	62,386	67,474
5.50% due 11/01/2032	73,295	80,257
5.50% due 07/01/2034	82,669	90,315
5.50% due 02/01/2035	221,218	240,835
5.50% due 07/01/2035	4,608	5,107
5.50% due 08/01/2035	888,119	963,589
5.50% due 01/01/2036	1,153,224	1,270,416
5.50% due 05/01/2037	257,800	280,913
5.50% due 09/01/2037	410,932	446,238
5.50% due 10/01/2037	1,587,012	1,723,361
5.50% due 04/01/2038	1,394,945	1,514,593
5.50% due 08/01/2040	3,169,894	3,442,236
5.50% due 06/01/2041	1,205,354	1,311,172
6.00% due 07/01/2035	139,788	153,938
6.00% due 03/01/2040	1,114,755	1,221,677
6.50% due 12/01/2032	408,808	471,617
6.50% due 02/01/2036	59,175	67,266
6.50% due 09/01/2036	1,424	1,619
6.50% due 05/01/2037	200,681	228,422
6.50% due 11/01/2037	422,714	481,148
7.00% due 11/01/2016	5,994	6,331
7.00% due 07/01/2032	26,864	31,470
7.50% due 12/01/2030	2,235	2,355
7.50% due 04/01/2031	24,240	29,198
8.00% due 02/01/2030	4,387	4,622
8.00% due 07/01/2030	732	905
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.60% due 09/15/2039(9)(10)	2,645,012	425,941

		41,269,788

Federal National Mtg. Assoc. — 22.3%
3.00% due 10/01/2027	489,528	516,146
3.00% due 11/01/2027	4,108,306	4,331,695
3.00% due 01/01/2028	4,590,021	4,839,603
3.00% due 03/01/2042	2,640,095	2,735,901
3.00% due 06/01/2042	1,076,999	1,116,082
3.00% due 12/01/2042	6,274,362	6,503,189
3.50% due 08/01/2027	1,464,041	1,563,550
3.50% due 12/01/2041	1,808,091	1,919,327
3.50% due 01/01/2042	2,807,926	2,971,199
3.50% due 03/01/2042	1,219,892	1,290,825
3.50% due 04/01/2042	1,860,650	1,971,167
3.50% due 05/01/2042	1,869,317	1,980,349
3.50% due 07/01/2042	1,869,809	1,980,871
3.50% due 09/01/2042	983,276	1,041,680
3.50% due March TBA	2,000,000	2,114,688
4.00% due 04/01/2039	2,926,908	3,121,992
4.00% due 06/01/2039	1,012,583	1,117,412
4.00% due 07/01/2039	329,025	350,853
4.00% due 08/01/2040	1,073,338	1,145,213
4.00% due 09/01/2040	607,497	648,178
4.00% due 10/01/2040	949,120	1,012,677
4.00% due 12/01/2040	2,405,077	2,590,934
4.00% due 03/01/2041	1,252,480	1,336,351
4.00% due 09/01/2041	2,834,615	3,025,319

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 10/01/2041	$2,393,782	$2,554,828
4.00% due 11/01/2041	3,253,043	3,471,897
4.50% due 06/01/2018	19,628	20,954
4.50% due 10/01/2024	1,834,915	1,974,183
4.50% due 01/01/2025	1,085,476	1,192,455
4.50% due 03/01/2025	2,539,339	2,739,610
4.50% due 05/01/2025	2,126,779	2,294,512
4.50% due 07/01/2025	3,192,246	3,444,009
4.50% due 01/01/2040	992,884	1,113,615
4.50% due 02/01/2040	2,395,658	2,686,960
4.50% due 05/01/2040	874,404	973,569
4.50% due 08/01/2040	3,335,078	3,682,826
4.50% due 09/01/2040	7,287,644	7,866,344
4.50% due 11/01/2040	1,170,248	1,263,175
4.50% due 12/01/2040	1,101,194	1,188,638
4.50% due 03/01/2041	905,482	978,517
4.50% due 05/01/2041	2,259,291	2,441,522
5.00% due 03/15/2016	248,000	282,019
5.00% due 09/01/2018	7,817	8,473
5.00% due 10/01/2018	7,044	7,636
5.00% due 02/01/2020	16,469	17,850
5.00% due 06/01/2022	445,452	482,271
5.00% due 10/01/2024	610,485	671,629
5.00% due 04/01/2035	1,938,115	2,105,840
5.00% due 04/01/2040	1,064,129	1,174,375
5.00% due 05/01/2040	2,822,395	3,089,531
5.00% due 07/01/2040	6,488,768	7,058,419
5.00% due 08/01/2040	2,116,230	2,302,014
5.50% due 10/01/2017	15,984	17,155
5.50% due 05/01/2018	13,696	14,963
5.50% due 11/01/2019	19,652	21,470
5.50% due 11/01/2022	97,949	107,009
5.50% due 12/01/2029	788,264	859,929
5.50% due 12/01/2033	138,090	151,896
5.50% due 05/01/2034	88,386	97,223
5.50% due 08/01/2034	1,295,709	1,428,085
5.50% due 03/01/2035	1,714,307	1,889,450
5.50% due 12/01/2035	20,615	22,593
5.50% due 12/01/2036	3,961,646	4,341,628
5.50% due 02/01/2037	1,602,467	1,748,155
5.50% due 07/01/2037	277,117	302,008
5.50% due 08/01/2037	1,262,000	1,388,172
5.50% due 06/01/2038	2,398,451	2,616,566
5.50% due 06/01/2039	1,029,580	1,122,059
6.00% due 09/01/2016	24,257	25,731
6.00% due 12/01/2016	6,529	6,926
6.00% due 12/01/2033	150,988	170,000
6.00% due 07/01/2034	120,249	134,151
6.00% due 11/01/2035	280,068	309,600
6.00% due 06/01/2036	1,194,221	1,321,424
6.00% due 12/01/2036	733,377	805,552
6.00% due 06/01/2037	593,350	651,745
6.00% due 10/01/2037	63,216	70,821
6.00% due 11/01/2037	998,319	1,096,567
6.00% due 05/01/2038	202,458	222,421
6.00% due 07/01/2038	3,342,694	3,671,666
6.00% due 09/01/2038	1,778,750	1,955,250
6.00% due 11/01/2038	1,104,604	1,213,314
6.50% due 02/01/2017	8,061	8,725
6.50% due 03/01/2017	14,022	15,177
6.50% due 04/01/2029	27,320	32,110
6.50% due 06/01/2029	60,260	68,244
6.50% due 07/01/2032	18,500	20,810
6.50% due 02/01/2037	354,795	399,691
6.50% due 09/01/2037	233,505	261,301

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 10/01/2037	$183,111	$204,719
6.50% due 10/01/2038	136,269	151,929
6.50% due 02/01/2039	115,101	128,328
7.00% due 09/01/2031	48,612	57,994
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035(10)	43,295	43,390
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(10)	975,902	918,171

		138,406,990

Government National Mtg. Assoc. — 1.1%
4.50% due 05/15/2039	1,251,224	1,392,252
5.00% due 05/15/2034	658,545	724,231
5.00% due 01/15/2040	875,721	978,667
5.50% due 12/15/2039	1,766,424	1,937,852
6.00% due 10/15/2039	1,495,953	1,694,734
6.50% due 06/15/2029	5,262	6,194
7.00% due 09/15/2028	4,831	5,769

		6,739,699

Sovereign Agency — 0.1%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	867,000	840,715

Total U.S. Government Agencies
(cost $183,489,665)		187,257,192

U.S. GOVERNMENT TREASURIES — 20.9%
United States Treasury Bonds — 2.6%
2.75% due 08/15/2042	844,000	786,634
2.75% due 11/15/2042	176,000	163,817
3.13% due 11/15/2041	830,000	839,208
3.13% due 02/15/2042	3,027,000	3,057,270
3.75% due 08/15/2041	1,052,000	1,195,663
4.25% due 11/15/2040	3,000,000	3,708,750
4.38% due 02/15/2038	674,000	846,923
4.38% due 05/15/2041	1,901,000	2,397,636
4.50% due 05/15/2038	588,000	752,824
4.63% due 02/15/2040	284,000	371,774
5.25% due 11/15/2028	1,575,000	2,131,172
8.13% due 08/15/2019	158,000	227,878

		16,479,549

United States Treasury Notes — 18.3%
0.25% due 02/28/2014	498,000	498,369
0.25% due 03/31/2014	2,750,000	2,751,826
0.25% due 04/30/2014	360,000	360,225
0.38% due 04/15/2015	1,900,000	1,904,454
0.38% due 11/15/2015	76,000	76,119
0.50% due 07/31/2017	3,157,000	3,137,269
0.63% due 08/31/2017	3,681,000	3,676,112
0.63% due 09/30/2017	1,582,000	1,578,045
0.75% due 06/15/2014	7,290,000	7,341,256
0.75% due 10/31/2017	283,000	283,685
0.75% due 12/31/2017	351,000	351,329
0.88% due 12/31/2016	5,005,000	5,072,648
0.88% due 02/28/2017	7,000,000	7,089,138
0.88% due 01/31/2018	677,000	681,020
1.00% due 10/31/2016	5,835,000	5,944,406
1.00% due 03/31/2017	6,030,000	6,133,644
1.13% due 06/15/2013	9,000,000	9,026,019
1.25% due 09/30/2015	946,000	969,059
1.25% due 10/31/2015	2,407,000	2,466,612
1.38% due 12/31/2018	2,002,000	2,048,452

Security Description	Principal Amount/ Shares	Value (Note 2)

United States Treasury Notes (continued)
1.50% due 06/30/2016	$158,000	$163,629
1.63% due 08/15/2022	2,400,000	2,361,000
1.63% due 11/15/2022	3,329,000	3,259,820
1.75% due 07/31/2015	250,000	258,750
1.88% due 06/30/2015	1,250,000	1,296,485
2.00% due 01/31/2016	166,000	173,937
2.00% due 11/15/2021	1,001,000	1,029,387
2.00% due 02/15/2022	6,280,000	6,435,530
2.38% due 08/31/2014	10,110,000	10,436,604
2.38% due 10/31/2014	90,000	93,213
2.38% due 05/31/2018	5,631,000	6,080,162
2.50% due 04/30/2015	2,500,000	2,620,312
2.63% due 02/29/2016	2,810,000	2,999,675
2.75% due 05/31/2017	2,284,000	2,489,738
2.75% due 12/31/2017	2,267,000	2,485,729
3.00% due 02/28/2017	830,000	910,146
3.13% due 05/15/2019	262,000	295,159
3.13% due 05/15/2021	2,199,000	2,472,158
3.38% due 11/15/2019	1,099,000	1,257,411
3.50% due 05/15/2020	3,472,000	4,004,737
3.63% due 08/15/2019	78,000	90,352
4.25% due 08/15/2015	750,000	822,481

		113,426,102

Total U.S. Government Treasuries
(cost $126,993,264)		129,905,651

MUNICIPAL BONDS & NOTES — 0.5%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,137,903
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.90% due 10/01/2051	861,000	965,904
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.50% due 10/01/2062	1,010,000	1,008,566

Total Municipal Bonds & Notes
(cost $2,917,500)		3,112,373

PREFERRED STOCK — 0.3%
Banks - Commercial — 0.3%
City National Corp. Series C 5.50%	20,112	500,185
Zions Bancorporation FRS Series G 6.30%	43,475	1,156,870

		1,657,055

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	148,000	15

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	15,180

Total Preferred Stock
(cost $1,694,117)		1,672,250

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	290	$14,500

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc Expires 02/19/2014†(2)(8)	382	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(2)(8)(11)	40	14,000
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(2)(8)(11)	39	7,800

		21,800

Total Warrants
(cost $5,346)		36,300

Total Long-Term Investment Securities
(cost $596,929,827)		610,335,580

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2013 (cost $18,791,000)	$18,791,000	18,791,000

TOTAL INVESTMENTS
(cost $615,720,827)(13)	101.4%	629,126,580
Liabilities in excess of other assets	(1.4)	(8,599,146)

NET ASSETS	100.0%	$620,527,434

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $71,951,528 representing 11.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security currently paying interest/dividends in the form of additional securities.
(7)	Security in default
(8)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $26,426 representing 0.0% of net assets.
(9)	Interest Only
(10)	Collateralized Mortgage Obligation
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (Strike Price $500) Warrants	11/11/2010	40	$—	$14,000	$350	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (Strike Price $687) Warrants	11/11/2010	39	—	7,800	200	0.00

				$21,800		0.00%

(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2013 and unless noted otherwise, the dates are the original maturity dates.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$34,722,381	$3,813,071	$38,535,452
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	4,566	4,566
Recycling	—	—	4	4
Other Industries*	—	168,376,119	—	168,376,119
Foreign Corporate Bonds & Notes	—	34,155,504	—	34,155,504
Foreign Government Agencies:
Regional Authority	—	2,088,782	—	2,088,782
Sovereign	—	45,191,387	—	45,191,387
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	41,269,788	—	41,269,788
Federal National Mtg. Assoc.	—	138,406,990	—	138,406,990
Other U.S. Government Agencies*	—	7,580,414	—	7,580,414
U.S. Government Treasuries:
United States Treasury Bonds	—	16,479,549	—	16,479,549
United States Treasury Notes	—	113,426,102	—	113,426,102
Municipal Bonds & Notes	—	3,112,373	—	3,112,373
Preferred Stock:
Finance-Investment Banker/Broker	—	15	—	15
Other Industries*	1,672,235	—	—	1,672,235
Warrants:
Oil-Field Services	—	14,500	—	14,500
Other Industries*	—	—	21,800	21,800
Short-Term Investment Securities:
Time Deposits	—	18,791,000	—	18,791,000

Total	$1,672,235	$623,614,904	$3,839,441	$629,126,580

*	Sum of all other industries or U.S. Government Agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Cable/Satellite TV	6.6%
Oil Companies — Exploration & Production	5.9
Medical — Hospitals	4.0
Satellite Telecom	3.5
Cellular Telecom	3.3
Repurchase Agreement	3.2
Diversified Banking Institutions	2.9
Telephone — Integrated	2.6
Building — Residential/Commercial	2.5
Pipelines	2.2
Banks — Commercial	2.1
Data Processing/Management	2.0
Auto/Truck Parts & Equipment — Original	1.9
Chemicals — Diversified	1.8
Casino Hotels	1.8
Television	1.7
Real Estate Investment Trusts	1.7
Aerospace/Defense — Equipment	1.7
Telecom Services	1.5
Paper & Related Products	1.5
Theaters	1.5
Rental Auto/Equipment	1.4
Diversified Financial Services	1.3
Electric — Integrated	1.3
Finance — Consumer Loans	1.3
Coal	1.3
Office Automation & Equipment	1.3
Electronic Components — Semiconductors	1.2
Funeral Services & Related Items	1.0
Insurance — Multi-line	1.0
Transport — Marine	1.0
Finance — Other Services	0.9
Investment Management/Advisor Services	0.9
Machinery — Farming	0.9
Commercial Services	0.8
Finance — Auto Loans	0.8
Retail — Propane Distribution	0.8
Food — Misc./Diversified	0.7
Medical Products	0.7
Finance — Leasing Companies	0.7
Computer Services	0.7
Building Products — Wood	0.7
Oil & Gas Drilling	0.6
Shipbuilding	0.6
Agricultural Chemicals	0.6
Electric — Generation	0.6
Banks — Mortgage	0.6
Advertising Sales	0.6
Retail — Arts & Crafts	0.6
Internet Connectivity Services	0.6
Chemicals — Plastics	0.6
Retail — Regional Department Stores	0.6
Oil — Field Services	0.6
Medical Information Systems	0.6
Physical Therapy/Rehabilitation Centers	0.6
Gambling (Non-Hotel)	0.5
Medical — Outpatient/Home Medical	0.5
Diversified Minerals	0.5
Hotels/Motels	0.5
Casino Services	0.5
Retail — Discount	0.5
Printing — Commercial	0.4
Retail — Home Furnishings	0.4
Diversified Manufacturing Operations	0.4
Containers — Metal/Glass	0.4
Consumer Products — Misc.	0.4
Building & Construction Products — Misc.	0.4
X-Ray Equipment	0.4
Applications Software	0.4

Web Hosting/Design	0.4%
Chemicals — Specialty	0.4
Diversified Operations	0.4
Medical Labs & Testing Services	0.4
Auto — Cars/Light Trucks	0.4
Independent Power Producers	0.4
Multimedia	0.4
Pharmacy Services	0.4
Rubber — Tires	0.3
Retail — Perfume & Cosmetics	0.3
Dialysis Centers	0.3
Enterprise Software/Service	0.3
Computers — Integrated Systems	0.3
Real Estate Management/Services	0.3
Resorts/Theme Parks	0.3
Commercial Services — Finance	0.3
Beverages — Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Telecommunication Equipment	0.2
Wireless Equipment	0.2
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Hazardous Waste Disposal	0.2
E-Commerce/Services	0.2
Travel Services	0.2
Retail — Leisure Products	0.1
Wire & Cable Products	0.1
Radio	0.1
Medical — Biomedical/Gene	0.1
Retail — Misc./Diversified	0.1
Medical — Drugs	0.1
Agricultural Operations	0.1
Diagnostic Kits	0.1
Motion Pictures & Services	0.1
Cruise Lines	0.1
Building & Construction — Misc.	0.1
Home Furnishings	0.1
Aerospace/Defense	0.1

99.3%

Credit Quality†#

Baa	3.2%
Ba	37.4
B	40.6
Caa	14.6
Not Rated@	4.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.5%
Building - Residential/Commercial — 0.3%
KB Home Company Guar. Notes 1.38% due 02/01/2019	$1,117,000	$1,123,283

Electronic Components-Semiconductors — 0.2%
Micron Technology, Inc. Senior Notes 1.63% due 02/15/2033*	247,000	259,350
Micron Technology, Inc. Senior Notes 2.13% due 02/15/2033*	522,000	536,029

		795,379

Medical - Biomedical/Gene — 0.1%
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	430,000	423,819

Medical - Drugs — 0.1%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018	1,620,000	405,000

Oil Companies - Exploration & Production — 0.8%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037	2,991,000	2,828,085

Total Convertible Bonds & Notes
(cost $5,827,585)		5,575,566

U.S. CORPORATE BONDS & NOTES — 77.5%
Advertising Sales — 0.6%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023*	1,580,000	1,589,875
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	542,500

		2,132,375

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	165,000	181,500

Aerospace/Defense - Equipment — 1.7%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,229,438
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,539,425
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	885,000	920,400
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,189,512

		5,878,775

Agricultural Chemicals — 0.4%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/2018	300,000	365,832

Security Description	Principal Amount(16)	Value (Note 2)

Agricultural Chemicals (continued)
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	$970,000	$1,212,560

		1,578,392

Agricultural Operations — 0.1%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	399,753

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	665,738

Applications Software — 0.4%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,484,175

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,042,000	1,334,833

Auto/Truck Parts & Equipment - Original — 1.9%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	728,000	789,880
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	761,000	778,123
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/2015	1,070,000	1,130,187
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/2018	1,095,000	1,171,650
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	275,000	302,156
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,310,000	2,656,500

		6,828,496

Banks - Commercial — 1.3%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,095,662
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,825,750
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,692,285

		4,613,697

Banks - Mortgage — 0.6%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	1,915,000	2,142,406

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	$750,000	$850,313

Building & Construction Products - Misc. — 0.4%
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	405,000	427,781
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021*	510,000	561,000
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	520,000	562,250

		1,551,031

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	235,000	239,700

Building Products - Wood — 0.5%
Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	377,470
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,083,116
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	162,523

		1,623,109

Building - Residential/Commercial — 2.2%
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,246,131
KB Home Company Guar. Notes 7.50% due 09/15/2022	555,000	619,519
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,689,281
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*	2,721,000	2,629,166
Pulte Homes, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	289,275
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	399,263

		7,872,635

Cable/Satellite TV — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	2,850,000	2,803,687
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,315,238
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,719,360

Security Description	Principal Amount(16)	Value (Note 2)

Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/2018	$451,000	$481,443
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	350,831
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	1,375,000	1,581,250
DISH DBS Corp. Senior Notes 5.00% due 03/15/2023*	2,070,000	2,054,475
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,056,000	2,287,300
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,207,962
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	736,000	809,600
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	2,275,000	2,525,250

		19,136,396

Casino Hotels — 1.8%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	1,405,000	1,369,875
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	2,315,000	2,462,581
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/2016	1,070,000	1,151,588
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	1,165,000	1,301,887

		6,285,931

Casino Services — 0.4%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,386,750
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(1)(2)	930,000	0

		1,386,750

Cellular Telecom — 3.2%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	750,000	788,400
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,840,000	1,925,100
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,035,600
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	1,365,000	955,500

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	$1,145,000	$858,750
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	965,250
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,424,200
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,130,000	2,321,700

		11,274,500

Chemicals - Diversified — 0.6%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	837,000
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020	750,000	769,688
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021	906,000	690,825

		2,297,513

Chemicals - Plastics — 0.6%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	477,725
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	919,575
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	615,400

		2,012,700

Chemicals - Specialty — 0.4%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,394,463

Coal — 0.9%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	740,000	786,250
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,321,000	2,466,062

		3,252,312

Commercial Services — 0.8%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(3)	790,000	805,808
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	760,000	758,100
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,404,150

		2,968,058

Security Description	Principal Amount(16)	Value (Note 2)

Commercial Services - Finance — 0.3%
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	$850,000	$890,375

Computer Services — 0.7%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	630,000	647,325
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,246,624
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	568,312

		2,462,261

Computers - Integrated Systems — 0.3%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021*	1,025,000	1,014,750

Consumer Products - Misc. — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	1,035,000	1,104,863
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	415,000	458,575

		1,563,438

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	204,888
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	275,000	305,937

		510,825

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	715,500
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	480,000	516,600
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,274,644
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,977,000	2,021,482
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	553,000	573,738

		7,101,964

Diagnostic Kits — 0.1%
Alere, Inc. Company Guar. Notes 9.00% due 05/15/2016	325,000	341,250

Dialysis Centers — 0.3%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	454,650

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Dialysis Centers (continued)
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	$345,000	$378,638
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	327,700

		1,160,988

Diversified Banking Institutions — 1.3%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	985,000	1,191,850
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	1,385,000	1,700,088
GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,751,562

		4,643,500

Diversified Financial Services — 0.4%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,510,000	1,419,400

Diversified Manufacturing Operations — 0.4%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,570,700

Diversified Operations — 0.4%
Ladder Capital Finance Holdings LLP Senior Notes 7.38% due 10/01/2017*	1,310,000	1,342,750

E-Commerce/Services — 0.2%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	615,000	601,163

Electric - Generation — 0.6%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,640,100
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	523,125

		2,163,225

Electric - Integrated — 0.5%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,313,813
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	453,750

		1,767,563

Electronic Components - Semiconductors — 1.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	825,000	862,125
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	2,215,000	2,436,500

Security Description	Principal Amount(16)	Value (Note 2)

Electronic Components - Semiconductors (continued)
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	$228,000	$254,790

		3,553,415

Enterprise Software/Service — 0.3%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,086,580

Finance-Auto Loans — 0.8%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,384,300
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	1,195,000	1,505,480

		2,889,780

Finance - Consumer Loans — 1.3%
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,120,387
SLM Corp. Senior Notes 8.00% due 03/25/2020	406,000	469,945
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,104,455
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015	1,690,000	1,867,450

		4,562,237

Finance - Leasing Companies — 0.7%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	845,000	840,775
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	1,600,000	1,696,000

		2,536,775

Finance - Other Services — 0.5%
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	236,325
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021*	480,000	492,000
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020*	1,120,000	1,223,600

		1,951,925

Food - Misc./Diversified — 0.6%
ARAMARK Corp. Senior Notes 5.75% due 03/15/2020*	1,715,000	1,749,300
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	510,000	512,555

		2,261,855

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 1.0%
Service Corp International Senior Notes 4.50% due 11/15/2020	$1,255,000	$1,250,294
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,461,480

		3,711,774

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	1,125,000	1,231,875

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	300,000	304,500
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	290,000	298,700

		603,200

Home Furnishings — 0.1%
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	195,000	205,725

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	131,000	142,790
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	1,410,000	1,565,100

		1,707,890

Independent Power Producers — 0.4%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,224,000	1,331,100

Insurance - Multi-line — 1.0%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	1,970,000	2,331,987
ING US, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,140,000	1,258,501

		3,590,488

Internet Connectivity Services — 0.2%
Zayo Group LLC Senior Sec. Notes 8.13% due 01/01/2020	280,000	312,900
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	234,500

		547,400

Investment Management/Advisor Services — 0.9%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	1,760,000	1,768,800
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,321,000	1,340,815

		3,109,615

Security Description	Principal Amount(16)	Value (Note 2)

Machinery - Farming — 0.9%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/2013	$1,175,000	$1,208,781
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,872,131

		3,080,912

Medical Information Systems — 0.6%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,982,225

Medical Labs & Testing Services — 0.4%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/2018	1,270,000	1,336,675

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	605,000	639,787
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*	1,885,000	1,941,550

		2,581,337

Medical - Hospitals — 4.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	701,000	736,926
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,363,038
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	920,000	970,600
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,316,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,428,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	741,300
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,627,737
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	830,625
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	1,410,000	1,540,425
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	845,000	833,381
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020*	870,000	877,613

		14,266,270

Medical - Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/2017	665,000	656,688

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Outpatient/Home Medical (continued)
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017	$1,720,000	$1,075,000

		1,731,688

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	297,000	323,730

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(2)(4)(5)	210,000	0

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	870,000	833,025

Office Automation & Equipment — 1.3%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(6)	1,060,000	1,173,950
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,271,117

		4,445,067

Oil Companies - Exploration & Production — 4.4%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020*	1,390,000	1,442,125
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	790,000	853,200
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	825,000	899,250
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	651,525
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	741,750
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	1,415,000	1,388,469
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018*	1,195,000	1,087,450
EP Energy LLC Senior Notes 9.38% due 05/01/2020	2,168,000	2,471,520
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	119,900
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(3)	720,000	732,600
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	1,330,000	1,429,750
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	921,506

Security Description	Principal Amount(16)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	$216,000	$240,570
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	564,000	640,140
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,087,037
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,037,850

		15,744,642

Oil - Field Services — 0.6%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,350,000	1,377,000
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/2017	595,000	632,931

		2,009,931

Paper & Related Products — 0.4%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	420,000	444,150
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	320,000	312,800
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/2014	535,000	535,669
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	235,000	245,575

		1,538,194

Pharmacy Services — 0.4%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015	1,240,000	1,312,850

Physical Therapy/Rehabilitation Centers — 0.6%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	1,823,000	1,968,840

Pipelines — 2.2%
El Paso Corp. Company Guar. Notes 6.50% due 09/15/2020	1,075,000	1,197,340
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	1,715,000	1,951,288
El Paso Corp. Company Guar. Notes 7.75% due 01/15/2032	285,000	321,428
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,542,375
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,527,391

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/2022	$251,000	$272,021

		7,811,843

Printing - Commercial — 0.4%
Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020*	1,570,000	1,597,475

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	430,000	438,600

Real Estate Investment Trusts — 1.7%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	1,100,000	1,194,875
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023*	2,085,000	2,098,031
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,709,706

		6,002,612

Real Estate Management/Services — 0.3%
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	980,925

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	2,565,000	97

Rental Auto/Equipment — 1.4%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	490,000	536,550
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	500,000	520,000
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*	325,000	349,375
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	2,075,000	2,233,219
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	690,000	755,550
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	470,000	520,525

		4,915,219

Resort/Theme Parks — 0.3%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	965,000	965,000

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	664,020

Security Description	Principal Amount(16)	Value (Note 2)

Retail - Arts & Crafts — 0.6%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	$1,940,000	$2,117,025

Retail - Discount — 0.5%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,455,000	1,667,794

Retail - Home Furnishings — 0.4%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,577,950

Retail - Leisure Products — 0.1%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	455,000	494,813

Retail - Perfume & Cosmetics — 0.3%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	617,906
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	547,465

		1,165,371

Retail - Propane Distribution — 0.8%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,293,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	577,800
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	906,000	918,457

		2,789,257

Retail - Regional Department Stores — 0.6%
JC Penney Corp., Inc. Senior Notes 5.65% due 06/01/2020	645,000	520,031
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/2036	335,000	252,088
JC Penney Corp., Inc. Senior Notes 7.13% due 11/15/2023	210,000	180,600
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/2037	1,170,000	956,475
JC Penney Corp., Inc. Senior Notes 7.95% due 04/01/2017	110,000	103,400

		2,012,594

Rubber - Tires — 0.3%
Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019*	1,200,000	1,224,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(1)(2)	50,000	0

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 1.1%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	$1,570,000	$1,558,225
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	1,985,000	2,173,575

		3,731,800

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,884,619
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	280,000	305,200

		2,189,819

Telecom Services — 0.3%
GCI, Inc. Senior Notes 6.75% due 06/01/2021	575,000	546,250
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	426,000	443,040
TW Telecom Holdings Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	239,775

		1,229,065

Telephone - Integrated — 2.3%
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	794,000	833,700
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	420,740
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,122,000	2,355,420
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	1,555,000	1,523,900
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,649,875
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	465,375

		8,249,010

Television — 1.4%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,965,000	2,053,425
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*	745,000	808,325
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,986,000	2,144,880

		5,006,630

Theaters — 1.5%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	1,205,000	1,320,981

Security Description	Principal Amount(16)	Value (Note 2)

Theaters (continued)
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	$1,710,000	$1,970,775
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	215,000	216,075
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	909,090
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	235,200
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	446,000	500,635

		5,152,756

Transport - Marine — 1.0%
ACL I Corp. Senior Notes 11.38% due 02/15/2016(3)(7)	1,748,368	1,831,415
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/2017	1,630,000	1,733,913

		3,565,328

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	90,000	90,000
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	550,000
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	710,000	779,225

		1,419,225

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	415,000	439,900

Wireless Equipment — 0.2%
SBA Communications Corp. Senior Notes 5.63% due 10/01/2019*	765,000	787,950

X-Ray Equipment — 0.3%
Hologic, Inc. Senior Notes 2.00% due 03/01/2042(6)	1,019,000	1,055,302
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	155,000	163,525

		1,218,827

Total U.S. Corporate Bonds & Notes
(cost $260,873,689)		275,391,628

FOREIGN CORPORATE BONDS & NOTES — 13.5%
Agricultural Chemicals — 0.2%
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	565,000	598,900

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial — 0.8%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	$2,521,000	$2,766,293

Building Products - Wood — 0.2%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	580,000	624,950

Cable/Satellite TV — 1.0%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,525,000	1,593,625
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,105,850

		3,699,475

Cellular Telecom — 0.1%
NII International Telecom Sarl Company Guar. Notes 11.38% due 08/15/2019*	365,000	379,600

Chemicals - Diversified — 1.2%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	480,000	517,200
Ineos Group Holdings SA Sec. Notes 8.50% due 02/15/2016*	2,921,000	2,968,466
LyondellBasell Industries NV Senior Notes 6.00% due 11/15/2021	526,000	618,050

		4,103,716

Containers - Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Sec. Notes 4.88% due 11/15/2022*	260,000	256,100
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	795,000	796,988

		1,053,088

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	285,000	292,125

Diversified Banking Institutions — 0.9%
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	2,450,000	2,570,349
UBS AG Sub. Notes 7.63% due 08/17/2022	700,000	781,218

		3,351,567

Diversified Financial Services — 0.4%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	1,251,000	1,382,355

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/2015*	1,635,000	1,712,662

Security Description	Principal Amount(16)		Value (Note 2)

Finance - Other Services — 0.4%
Ausdrill Finance Pty, Ltd. Company Guar. Notes 6.88% due 11/01/2019*		$1,600,000	$1,592,000

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	582,667

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(2)(4)(8)		475,000	0

Internet Connectivity Services — 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,504,150

Multimedia — 0.4%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023*		1,290,000	1,319,025

Oil & Gas Drilling — 0.6%
Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*		1,110,000	1,123,875
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*		1,050,000	1,120,875

			2,244,750

Oil Companies - Exploration & Production — 0.7%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,136,750
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	496,800

			2,633,550

Paper & Related Products — 0.7%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/2020		539,000	576,730
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		1,671,000	1,871,520

			2,448,250

Retail - Misc./Diversified — 0.1%
Dufry Finance SCA Company Guar. Notes 5.50% due 10/15/2020*		405,000	422,213

Satellite Telecom — 2.4%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*		590,000	594,425
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		1,345,000	1,442,512
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,072,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	893,063

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(4)	$4,257,567	$4,528,987

		8,531,487

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(8)(9)	925,000	0

Telecom Services — 1.2%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	750,000	810,000
Altice Finco SA Senior Notes 9.88% due 12/15/2020*	535,000	593,850
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	599,500
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,271,937
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,052,500

		4,327,787

Telephone - Integrated — 0.3%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	1,050,000	1,063,125

Television — 0.2%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	859,788

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	559,075

Total Foreign Corporate Bonds & Notes
(cost $46,891,449)		48,052,598

LOANS(2)(10)(11) — 1.7%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(1)	541,200	0

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Term Loan 12.25% due 08/15/2013†(1)(3)(9)(14)	1,920,693	0

Cable/Satellite TV — 0.2%
Kabel Deutschland V&S GMBH Term Loan 4.25% due 02/01/2019	816,000	818,635

Coal — 0.4%
Arch Coal, Inc. Term Loan 5.75% due 05/01/2018	1,203,951	1,227,493

Security Description	Shares\ Principal Amount(16)	Value (Note 2)

Electric - Integrated — 0.8%
Texas Competitive Electric Holdings Co. LLC Term Loan 4.73% due 10/10/2014	$3,873,748	$2,816,076

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(1)	1,147,485	0

Telecommunication Equipment — 0.2%
Alcatel Lucent Asset Sale Loan 5.25% due 06/29/2016	820,000	831,128

X-Ray Equipment — 0.1%
Hologic, Inc. Term Loan 4.50% due 07/19/2019	318,400	322,835

Total Loans
(cost $8,304,091)		6,016,167

COMMON STOCK — 0.5%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†	754	33,459

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	703	0

Food - Misc./Diversified — 0.1%
Wornick Co.†(1)(2)	3,444	326,835

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(12)	85,612	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	10,439	0

Paper & Related Products — 0.4%
Caraustar Industries, Inc.†(1)(2)	80	1,323,752

Total Common Stock
(cost $2,445,412)		1,684,046

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2)(13) (cost $232,700)	23,439	281,269

PREFERRED STOCK — 1.2%
Diversified Banking Institutions — 0.7%
GMAC Capital Trust I FRS 8.13%	86,000	2,282,440

Diversified Financial Services — 0.5%
Citigroup Capital XIII FRS 7.88%	67,000	1,892,750

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	26,118	0

Total Preferred Stock
(cost $3,970,065)		4,175,190

WARRANTS — 0.1%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc. Expires 05/20/2014 (strike price $55.31)†	3,658	12,803
Masonite Worldwide Holdings, Inc. Expires 05/20/2016 (strike price $55.31)†(2)(15)	2,743	8,229

		21,032

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

WARRANTS (continued)
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014†(1)(2)	4,509	$0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(1)(2)(13)	310	108,500
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(1)(2)(13)	306	61,200

		169,700

Total Warrants
(cost $4,669)		190,732

Total Long-Term Investment Securities
(cost $328,549,660)		341,367,196

REPURCHASE AGREEMENT — 3.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the Amount of $11,564,010 and collateralized by $12,025,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $11,800,084 (cost $11,564,000)	$11,564,000	11,564,000

TOTAL INVESTMENTS
(cost $340,113,660)(17)	99.3%	352,931,196
Other assets less liabilities	0.7	2,320,985

NET ASSETS —	100.0%	$355,252,181

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $111,163,907 representing 31.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $8,138,852 representing 2.3% of net assets.
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Security in default of interest and did not pay principal at maturity.
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Security currently paying interest/dividends in the form of additional securities.
(8)	Company has filed bankruptcy in country of issuance.
(9)	Security in default
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Consists of more than one type of securities traded together as a unit.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the High Yield Bond Fund held the following restricted securities:

Name	Acqui sition Date	Principal Amount/ Shares	Acqui sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$281,269	$12.00	0.08%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $500.00) Warrants	11/11/2010	310	—	108,500	350.00	0.03%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $687.00) Warrants	03/01/2011	306	—	61,200	200.00	0.02%

				$450,969		0.13%

(14)	Company has filed for Chapter 11 bankruptcy protection.
(15)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(16)	Denomiated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	575,000	USD	572,848	03/22/2013	$15,533	$—

Currency Legend

CAD—Canadian Dollar

USD—United States Dollar

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$5,575,566	$—	$5,575,566
U.S. Corporate Bonds & Notes:
Cable/Satellite TV	—	19,136,396	—	19,136,396
Casino Services	—	1,386,750	0	1,386,750
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	254,868,385	—	254,868,385
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	48,052,598	—	48,052,598
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	6,016,167	—	6,016,167
Common Stock:
Building Products-Doors & Windows	33,459	—	—	33,459
Other Industries*	—	—	1,650,587	1,650,587
Membership Interest Certificates	—	281,269	—	281,269
Preferred Stock:
Medical-Drugs	—	—	0	0
Other Industries*	4,175,190	—	—	4,175,190
Warrants:
Building Products—Doors & Windows	12,803	8,229	—	21,032
Other Industries*	—	—	169,700	169,700
Repurchase Agreement	—	11,564,000	—	11,564,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts—Appreciation	—	15,533	—	15,533

Total	$4,221,452	$346,904,893	$1,820,384	$352,946,729

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Banks — Commercial	4.8%
Chemicals — Diversified	2.9
Investment Management/Advisor Services	2.4
Diversified Operations	2.4
Machine Tools & Related Products	2.4
Machinery — General Industrial	2.2
Auto/Truck Parts & Equipment-Original	1.9
Food — Misc./Diversified	1.9
Real Estate Operations & Development	1.7
Diversified Operations/Commercial Services	1.7
Machinery — Construction & Mining	1.7
Real Estate Investment Trusts	1.6
Electronic Components — Semiconductors	1.5
Oil Companies — Exploration & Production	1.4
Building — Heavy Construction	1.3
E-Commerce/Products	1.3
Repurchase Agreement	1.3
Insurance — Property/Casualty	1.3
Real Estate Management/Services	1.2
Retail — Discount	1.2
Building — Residential/Commercial	1.1
Oil — Field Services	1.1
Telecom Services	1.1
Food — Wholesale/Distribution	1.1
Medical Instruments	1.1
Distribution/Wholesale	1.1
Transport — Services	1.0
Retail — Drug Store	1.0
Footwear & Related Apparel	1.0
Chemicals — Plastics	1.0
Insurance Brokers	1.0
Beverages — Wine/Spirits	1.0
Cosmetics & Toiletries	0.9
Cable/Satellite TV	0.9
Containers — Metal/Glass	0.9
Commercial Paper	0.9
Appliances	0.9
Building Products — Cement	0.9
Medical — Drugs	0.9
Diagnostic Equipment	0.9
Apparel Manufacturers	0.9
Diversified Manufacturing Operations	0.9
Aerospace/Defense	0.8
Metal — Diversified	0.8
Retail — Apparel/Shoe	0.8
Retail — Building Products	0.8
Oil Field Machinery & Equipment	0.8
Retail — Convenience Store	0.8
Exchange — Traded Funds	0.7
Diversified Minerals	0.7
Steel — Producers	0.7
Finance — Credit Card	0.7
Transactional Software	0.7
Retail — Automobile	0.7
Building & Construction Products — Misc.	0.7
Medical Products	0.6
Chemicals — Specialty	0.6
Public Thoroughfares	0.6
Electronic Components — Misc.	0.6
Internet Content — Information/News	0.6
Schools	0.6
Computer Data Security	0.6
Food — Dairy Products	0.6
Fisheries	0.6
Retail — Regional Department Stores	0.6
Medical Labs & Testing Services	0.6
Telecommunication Equipment	0.5
Electronic Measurement Instruments	0.5
Human Resources	0.5

Retail — Restaurants	0.5%
Computers	0.5
Computers — Integrated Systems	0.5
E-Marketing/Info	0.5
Metal — Iron	0.5
Casino Services	0.5
Circuit Boards	0.5
Finance — Investment Banker/Broker	0.5
Computer Services	0.5
Diversified Financial Services	0.5
Funeral Services & Related Items	0.5
Medical — Wholesale Drug Distribution	0.5
Finance — Other Services	0.5
Internet Gambling	0.4
Miscellaneous Manufacturing	0.4
Veterinary Products	0.4
Printing — Commercial	0.4
Food — Retail	0.4
Beverages — Non-alcoholic	0.4
Engineering/R&D Services	0.4
Commercial Services	0.4
Auto — Cars/Light Trucks	0.4
Gambling (Non-Hotel)	0.4
Airlines	0.4
Enterprise Software/Service	0.3
Insurance — Life/Health	0.3
Metal — Copper	0.3
Transport — Marine	0.3
Retail — Misc./Diversified	0.3
Hotels/Motels	0.3
Respiratory Products	0.3
Soap & Cleaning Preparation	0.3
Gold Mining	0.3
Transport — Truck	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Cellular Telecom	0.3
Coatings/Paint	0.2
Metal Processors & Fabrication	0.2
Oil Refining & Marketing	0.2
Tobacco	0.2
Food — Flour & Grain	0.2
Retail — Jewelry	0.2
Semiconductor Components — Integrated Circuits	0.2
Broadcast Services/Program	0.2
Retail — Major Department Stores	0.2
Electric Products — Misc.	0.2
Brewery	0.2
Rubber/Plastic Products	0.2
Batteries/Battery Systems	0.2
Containers — Paper/Plastic	0.2
Airport Development/Maintenance	0.2
Advertising Services	0.2
Food — Catering	0.2
Semiconductor Equipment	0.2
Telephone — Integrated	0.2
Electric — Integrated	0.2
Electronic Parts Distribution	0.2
Computers — Periphery Equipment	0.2
Photo Equipment & Supplies	0.2
E-Commerce/Services	0.1
Multimedia	0.1
Food — Meat Products	0.1
Cable TV	0.1
Instruments — Controls	0.1
Pharmacy Services	0.1
Dental Supplies & Equipment	0.1
Consumer Products — Misc.	0.1
Electric — Generation	0.1
Building & Construction — Misc.	0.1

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Retail — Consumer Electronics	0.1%
Textile — Products	0.1
Electronic Connectors	0.1
Computer Aided Design	0.1
Office Automation & Equipment	0.1
Hazardous Waste Disposal	0.1
Food — Confectionery	0.1
Networking Products	0.1
Television	0.1
Consulting Services	0.1
Water	0.1
Aerospace/Defense — Equipment	0.1
Retail — Hypermarkets	0.1
Machinery — Thermal Process	0.1
Machinery — Pumps	0.1
Auto — Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Insurance — Multi-line	0.1
Retail — Home Furnishings	0.1
Petrochemicals	0.1
Applications Software	0.1
Industrial Gases	0.1
Retail — Appliances	0.1
Leisure Products	0.1
Bicycle Manufacturing	0.1
Direct Marketing	0.1

100.2%

Country Allocation*

United Kingdom	21.2%
Japan	18.6
Germany	9.1
Brazil	3.5
Switzerland	3.5
United States	3.1
Sweden	3.1
France	2.7
Australia	2.4
Indonesia	2.4
Italy	2.2
Austria	2.2
Bermuda	1.9
Thailand	1.9
Canada	1.9
Spain	1.9
Netherlands	1.6
Cayman Islands	1.5
Denmark	1.5
Philippines	1.3
Mexico	1.3
Ireland	1.2
India	1.2
Taiwan	1.0
Hong Kong	1.0
Turkey	1.0
South Korea	0.9
Singapore	0.8
Norway	0.7
Finland	0.6
China	0.6
Malaysia	0.6
New Zealand	0.3
Luxembourg	0.2
South Africa	0.2
Israel	0.2
Chile	0.2
Panama	0.2
Greece	0.1
British Virgin Islands	0.1
Belgium	0.1
Russia	0.1
Jersey	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.7%
Australia — 2.4%
Atlas Iron, Ltd.	1,364,068	$2,041,225
Cabcharge Australia, Ltd.	160,590	789,007
Computershare, Ltd.	89,365	929,250
David Jones, Ltd.	91,019	259,390
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.	192,274	2,066,111
Insurance Australia Group, Ltd.	174,617	1,014,883
JB Hi-Fi, Ltd.	34,639	458,197
Nufarm, Ltd.	90,870	520,716
Qantas Airways, Ltd.†	521,671	876,557
Treasury Wine Estates, Ltd.	348,864	1,888,641
Western Areas, Ltd.	427,705	1,743,149

		12,587,126

Austria — 2.2%
AMS AG	53,358	6,580,801
Mayr-Melnhof Karton AG	8,204	930,655
Schoeller-Bleckmann Oilfield Equipment AG	39,435	3,953,483

		11,464,939

Belgium — 0.1%
D’Ieteren SA	7,460	327,146
Melexis NV	9,091	174,708

		501,854

Bermuda — 1.9%
Credicorp, Ltd.	12,540	1,880,749
Dairy Farm International Holdings, Ltd.	49,500	658,845
Esprit Holdings, Ltd.	233,050	303,497
First Pacific Co., Ltd.	316,000	415,596
Hiscox, Ltd.	319,823	2,532,679
Li & Fung, Ltd.	280,000	375,471
Midland Holdings, Ltd.	2,098,000	949,505
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	274,000	639,461
VTech Holdings, Ltd.	205,000	2,370,996

		10,126,799

Brazil — 3.3%
Abril Educacao SA	24,970	618,132
Anhanguera Educacional Participacoes SA	37,600	778,822
Brasil Brokers Participacoes SA	187,100	675,844
Brasil Insurance Participacoes e Administracao SA	77,700	822,378
Brazil Pharma SA	100,000	788,118
CETIP SA — Mercados Organizados	68,511	827,227
Cia Hering	33,600	652,004
Diagnosticos da America SA	72,400	499,272
EDP — Energias do Brasil SA	140,600	853,090
Estacio Participacoes SA	34,050	834,306
Fleury SA	38,700	430,130
Kroton Educacional SA†	34,428	900,965
Linx SA	38,400	620,600
Lojas Renner SA	8,800	335,035
LPS Brasil Consultoria de Imoveis SA	41,400	748,772
M Dias Branco SA	30,500	1,171,062
Multiplan Empreendimentos Imobiliarios SA	24,000	686,875
Odontoprev SA	105,500	488,219
PDG Realty SA Empreendimentos e Participacoes	241,900	392,290
Raia Drogasil SA	37,100	427,716
Tim Participacoes SA ADR	42,920	933,939
Totvs SA	25,000	552,566
Tractebel Energia SA	39,600	700,212
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	89,000	1,874,962

		17,612,536

Security Description	Shares	Value (Note 2)

British Virgin Islands — 0.1%
Arcos Dorados Holdings, Inc., Class A	41,410	$524,665

Canada — 1.7%
Alimentation Couche-Tard, Inc., Class B	16,720	866,116
Athabasca Oil Corp.†	25,070	246,506
B2Gold Corp.†	481,900	1,457,967
Bankers Petroleum, Ltd.†	37,718	112,285
Canadian Western Bank	22,270	660,812
Copper Mountain Mining Corp.†	526,300	1,643,332
Dollarama, Inc.	54,420	3,197,917
Finning International, Inc.	23,180	587,339

		8,772,274

Cayman Islands — 1.5%
Ajisen China Holdings, Ltd.	870,000	628,191
Baoxin Auto Group, Ltd.†	2,396,500	2,580,171
China Shanshui Cement Group, Ltd.	484,000	346,980
Geely Automobile Holdings, Ltd.	1,785,000	978,164
Intime Department Store Group Co., Ltd.	493,000	601,344
Shenguan Holdings Group, Ltd.	1,644,000	839,424
Stella International Holdings, Ltd.	499,500	1,439,454
Want Want China Holdings, Ltd.	443,000	621,466

		8,035,194

Chile — 0.2%
Aguas Andinas SA	723,039	596,163
ENTEL Chile SA	16,568	349,224

		945,387

China — 0.6%
China Shipping Container Lines Co., Ltd.†	4,298,000	1,285,698
Guangzhou Automobile Group Co., Ltd.	1,136,000	946,227
Maanshan Iron & Steel†	1,132,000	338,625
Wumart Stores, Inc.	264,000	517,407

		3,087,957

Cyprus — 0.0%
Global Ports Investments PLC GDR	17,634	247,229

Denmark — 1.5%
Carlsberg A/S, Class B	9,464	972,638
Christian Hansen Holding A/S	27,294	986,792
DSV A/S	72,823	1,788,812
Jyske Bank A/S†	56,721	1,885,850
Sydbank A/S	81,098	1,645,629
TDC A/S	58,338	439,196
William Demant Holding A/S†	1,398	111,759

		7,830,676

Finland — 0.6%
Outotec Oyj	48,445	3,190,829
Tikkurila Oyj	9,386	196,307

		3,387,136

France — 2.7%
Cap Gemini SA	10,136	498,820
Christian Dior SA	16,971	2,834,922
Dassault Systemes SA	5,616	637,441
Faiveley Transport SA	2,273	153,272
Havas SA	141,394	890,311
Legrand SA	16,975	780,424
Neopost SA	10,794	624,210
SEB SA	2,527	188,050
Sodexo	23,917	2,215,089
Technip SA	6,265	678,552
Valeo SA	48,049	2,714,969
Virbac SA	9,983	2,149,191

		14,365,251

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany — 7.7%
Amadeus Fire AG	18,681	$934,098
Beiersdorf AG	17,167	1,496,922
Brenntag AG	10,845	1,546,128
CTS Eventim AG	8,804	300,340
Delticom AG	2,798	149,313
Deutsche Wohnen AG	236,706	4,348,072
Duerr AG	32,915	3,612,670
ElringKlinger AG	8,197	295,471
GEA Group AG	175,063	6,233,794
Gerresheimer AG	84,663	4,877,213
Gerry Weber International AG	24,448	1,106,919
GSW Immobilien AG	16,062	640,101
Infineon Technologies AG	82,759	708,890
Kabel Deutschland Holding AG	56,386	4,890,225
KUKA AG†	143,799	6,445,001
Pfeiffer Vacuum Technology AG	4,499	511,009
Symrise AG	56,915	2,158,199
TAG Immobilien AG	25,830	305,727

		40,560,092

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA	22,564	615,681

Hong Kong — 1.0%
Emperor Watch & Jewellery, Ltd.	10,350,000	1,134,342
Sinotruk Hong Kong, Ltd.	726,000	499,876
Wing Hang Bank, Ltd.	308,500	3,408,950

		5,043,168

India — 1.2%
Dabur India, Ltd.	476,322	1,108,398
Dish TV India, Ltd.†	675,702	816,605
Exide Industries, Ltd.	405,110	936,358
Federal Bank, Ltd.	92,188	835,038
MOIL, Ltd.	109,449	487,647
Motherson Sumi Systems, Ltd.	377,239	1,360,779
Thermax, Ltd.	48,139	513,642

		6,058,467

Indonesia — 2.4%
PT Alam Sutera Realty Tbk	64,894,000	6,245,296
PT Holcim Indonesia Tbk	9,890,000	3,761,137
PT Mitra Adiperkasa Tbk	236,000	190,490
PT Semen Indonesia Persero Tbk	331,500	595,180
PT XL Axiata Tbk	2,769,000	1,561,655

		12,353,758

Ireland — 1.2%
DCC PLC	30,258	1,063,627
Glanbia PLC (LSE)	264,986	3,044,381
Glanbia PLC (ISE)	4,920	57,020
Kerry Group PLC, Class A	21,240	1,191,275
Paddy Power PLC (LSE)	10,303	840,692
Paddy Power PLC (ISE)	67	5,537

		6,202,532

Israel — 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	325,080	416,662
NICE Systems, Ltd.†	20,244	726,086

		1,142,748

Italy — 2.2%
Davide Campari—Milano SpA	384,205	3,057,244
De’Longhi SpA	295,213	4,555,608
DiaSorin SpA	5,064	190,075
Tod’s SpA	26,657	3,859,545

		11,662,472

Security Description	Shares	Value (Note 2)

Japan — 18.6%
ABC-Mart, Inc.	24,200	$844,611
Aeon Credit Service Co., Ltd.	48,800	1,136,157
Air Water, Inc.	25,000	338,764
Brother Industries, Ltd.	19,100	199,881
Calsonic Kansei Corp.	592,000	2,669,716
Chiba Bank, Ltd.	141,000	899,029
Chugoku Marine Paints, Ltd.	50,000	271,874
Cosmos Pharmaceutical Corp.	37,400	4,248,808
Credit Saison Co., Ltd.	116,000	2,465,422
Daiseki Co., Ltd.	40,100	623,412
Daiwa Securities Group, Inc.	160,000	989,103
Dena Co., Ltd.	2,600	72,931
Denki Kagaku Kogyo KK	775,000	2,951,505
Don Quijote Co., Ltd.	56,200	2,213,076
FamilyMart Co., Ltd.	8,700	366,528
Glory, Ltd.	6,400	146,657
H20 Retailing Corp.	332,000	3,019,484
Heiwa Corp.	129,400	2,415,169
Hirose Electric Co., Ltd.	5,300	640,414
Hisamitsu Pharmaceutical Co., Inc.	6,500	376,578
Hogy Medical Co., Ltd.	3,400	181,023
Ibiden Co., Ltd.	158,300	2,478,081
Japan Exchange Group, Inc.	3,400	258,971
Japan Petroleum Exploration Co.	9,500	360,260
Japan Pure Chemical Co., Ltd.	28	67,515
JGC Corp.	64,000	1,766,232
Jupiter Telecommunications Co., Ltd.	153	203,032
Kakaku.com, Inc.	69,400	2,695,436
Kansai Paint Co., Ltd.	69,000	731,017
Keyence Corp.	1,000	281,692
Kintetsu World Express, Inc.	14,200	505,556
Kobayashi Pharmaceutical Co., Ltd.	23,600	1,119,020
Kobe Steel, Ltd.†	1,982,000	2,672,888
Konica Minolta Holdings, Inc.	106,500	813,486
Kose Corp.	8,300	181,957
Lawson, Inc.	20,300	1,508,976
Makino Milling Machine Co., Ltd.	996,000	6,715,935
Milbon Co., Ltd.	13,500	468,983
Miraca Holdings, Inc.	40,800	1,969,792
MISUMI Group, Inc.	3,900	99,509
MonotaRO Co., Ltd.	24,600	1,077,527
Nakanishi, Inc.	6,200	749,164
Nihon Kohden Corp.	17,400	604,466
Nippon Television Holdings, Inc.	40,800	613,607
Nitori Holdings Co., Ltd.	5,850	436,115
Nomura Research Institute, Ltd.	49,600	1,123,746
NTT Urban Development Corp.	5,137	5,231,770
OBIC Business Consultants, Ltd.	7,500	416,712
OBIC Co., Ltd.	12,390	2,625,306
Omron Corp.	6,900	167,122
Pacific Metals Co., Ltd.	795,000	4,245,604
Point, Inc.	3,730	137,626
Proto Corp.	38,000	596,095
Rakuten, Inc.	29,200	252,338
Sankyo Co., Ltd.	2,500	105,324
Santen Pharmaceutical Co., Ltd.	38,200	1,710,325
Seria Co., Ltd.	22,500	444,708
Shimamura Co., Ltd.	2,400	245,204
Shimano, Inc.	3,900	279,804
Shiseido Co., Ltd.	14,900	197,563
Shizuoka Bank, Ltd.	68,000	675,672
SK Kaken Co., Ltd.	4,000	196,785
Stanley Electric Co., Ltd.	10,800	188,059
Sundrug Co., Ltd.	18,700	723,266
Suruga Bank, Ltd.	406,000	5,965,822

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sysmex Corp.	6,100	$319,840
Tadano, Ltd.	635,000	5,925,936
Takata Corp.	19,300	348,145
THK Co., Ltd.	295,800	5,524,110
Toshiba Plant Systems & Services Corp.	20,000	256,123
Tsumura & Co.	13,000	455,119
Unicharm Corp.	31,300	1,813,367
USS Co., Ltd.	7,770	854,205
Yamada Denki Co., Ltd.	5,850	212,693
Yamato Holdings Co., Ltd.	86,300	1,444,075

		98,131,823

Jersey — 0.1%
Cape PLC	21,941	77,306
Wolseley PLC	4,964	233,977

		311,283

Luxembourg — 0.2%
O’Key Group S.A. GDR	101,079	1,162,408
Ternium SA ADR	350	7,049

		1,169,457

Malaysia — 0.6%
Astro Malaysia Holdings, Bhd	1,220,600	1,070,321
Public Bank Bhd	170,300	887,199
Top Glove Corp. Bhd	537,100	954,111

		2,911,631

Mexico — 1.3%
Alfa SAB de CV, Class A	233,400	561,533
Arca Continental SAB de CV	77,900	587,093
Bolsa Mexicana de Valores SAB de CV	337,500	823,619
Corp GEO SAB de CV, Series B†	258,400	217,618
Genomma Lab Internacional SAB de CV†	391,300	945,713
Grupo Aeroportuario del Sureste SAB de CV ADR	6,940	915,178
Kimberly-Clark de Mexico SAB de CV, Class A	230,200	728,406
Macquarie Mexico Real Estate Management SA de CV†	280,000	635,040
Mexichem SAB de CV	85,100	425,348
Promotora y Operadora de Infraestructura SAB de CV†	99,400	708,635
Urbi Desarrollos Urbanos SAB de CV†	291,100	101,484

		6,649,667

Netherlands — 1.6%
Aalberts Industries NV	15,569	344,527
ASM International NV	22,103	878,682
Brunel International NV	9,507	474,940
DE Master Blenders 1753 NV†	17,888	215,578
Fugro NV CVA	11,354	540,973
Gemalto NV	34,229	3,116,517
Koninklijke Vopak NV	17,365	1,249,391
Sensata Technologies Holding NV†	6,540	212,485
Ziggo NV	46,693	1,578,865

		8,611,958

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	718,366	1,526,254

Norway — 0.7%
Marine Harvest ASA	2,905,472	3,059,484
Petroleum Geo-Services ASA	15,421	243,106
Storebrand ASA†	110,770	498,404

		3,800,994

Panama — 0.2%
Copa Holdings SA, Class A	7,650	798,813

Security Description	Shares	Value (Note 2)

Philippines — 1.3%
Alliance Global Group, Inc.	6,867,000	$3,377,767
BDO Unibank, Inc.†	40,250	98,002
Metropolitan Bank & Trust	1,267,740	3,554,411

		7,030,180

Russia — 0.1%
M Video OJSC	37,348	315,358

Singapore — 0.8%
Ascendas India Trust	1,762,000	1,188,041
CapitaCommercial Trust	1,339,000	1,794,848
Venture Corp., Ltd.	205,000	1,413,679

		4,396,568

South Africa — 0.2%
Clicks Group, Ltd.	44,035	289,434
Naspers, Ltd., Class N	13,371	864,493

		1,153,927

South Korea — 0.9%
CJ O Shopping Co., Ltd.	2,805	793,972
E-Mart Co., Ltd.	2,717	554,528
Hyundai Home Shopping Network Corp.	3,689	463,329
Mando Corp.	3,379	408,791
Samsung Fire & Marine Insurance Co., Ltd.	2,727	574,198
Seoul Semiconductor Co., Ltd.	34,279	914,888
TK Corp.†	54,041	1,267,648

		4,977,354

Spain — 1.9%
Amadeus IT Holding SA, Class A	138,644	3,547,729
Viscofan SA	118,323	6,200,688

		9,748,417

Sweden — 3.1%
Betsson AB	68,922	2,269,905
Elekta AB, Series B	306,463	4,596,424
Meda AB, Series A	206,858	2,334,885
Saab AB, Series B	146,034	3,206,362
Swedish Match AB	36,557	1,197,200
Trelleborg AB, Series B	172,554	2,446,610

		16,051,386

Switzerland — 3.5%
Burckhardt Compression Holding AG	1,911	692,184
DKSH Holding, Ltd.	3,210	254,629
GAM Holding AG†	248,539	4,229,379
Geberit AG	6,034	1,458,769
Georg Fischer AG	5,917	2,686,102
Julius Baer Group, Ltd.	11,508	436,108
Kaba Holding AG	275	119,486
Lonza Group AG	3,709	231,689
Partners Group Holding AG	19,304	4,460,948
Sika AG	533	1,322,691
Sonova Holding AG	22,117	2,647,527

		18,539,512

Taiwan — 1.0%
Advantech Co., Ltd.	257,000	1,143,512
Asustek Computer, Inc.	123,000	1,492,593
Chroma ATE, Inc.	269,000	617,494
Siliconware Precision Industries Co.	1,055,000	1,132,650
Yuanta Financial Holding Co., Ltd.	1,689,000	873,920

		5,260,169

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Thailand — 1.9%
Asian Property Development PCL NVDR	8,372,900	$2,898,853
CP ALL PCL	746,800	1,186,094
Home Product Center PCL	6,303,480	3,474,860
Minor International PCL	575,100	488,110
Precious Shipping PCL	622,300	343,049
Supalai PCL	811,200	599,879
Tisco Financial Group PCL	595,300	1,080,544

		10,071,389

Turkey — 1.0%
Anadolu Hayat Emeklilik AS	385,648	1,191,986
Asya Katilim Bankasi AS†	1,861,533	2,287,010
BIM Birlesik Magazalar AS	6,483	307,238
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	752,311	1,221,196

		5,007,430

United Kingdom — 21.2%
Abcam PLC	35,387	228,425
Aberdeen Asset Management PLC	525,057	3,424,316
Admiral Group PLC	22,820	433,085
Afren PLC†	1,211,666	2,613,861
AMEC PLC	83,825	1,327,621
Amlin PLC	164,092	1,062,209
ASOS PLC†	137,781	5,725,077
Associated British Foods PLC	22,424	630,020
Aveva Group PLC	7,280	254,678
Bellway PLC	178,492	3,138,355
Booker Group PLC	3,176,217	5,623,167
Britvic PLC	128,277	824,531
Bunzl PLC	363,388	6,951,613
Burberry Group PLC	23,547	491,534
Cairn Energy PLC†	198,518	818,257
Capita PLC	105,652	1,319,901
Catlin Group, Ltd.	105,060	804,876
Cobham PLC	167,825	589,142
Compass Group PLC	73,290	890,033
Croda International PLC	247,260	9,722,743
De La Rue PLC	19,189	269,856
Derwent London PLC	75,688	2,529,539
Dignity PLC	123,880	2,384,859
Domino Printing Sciences PLC	77,572	823,764
Domino’s Pizza Group PLC	133,375	1,086,547
Electrocomponents PLC	93,108	363,435
Elementis PLC	234,106	874,025
Fenner PLC	290,484	1,869,359
Filtrona PLC	524,269	5,078,261
GKN PLC	154,146	638,403
Great Portland Estates PLC	346,310	2,586,395
Halma PLC	89,038	665,380
Hargreaves Lansdown PLC	80,558	1,059,565
ICAP PLC	127,458	643,889
IG Group Holdings PLC	148,987	1,114,734
IMI PLC	43,752	811,754
Inchcape PLC	445,531	3,416,638
Intertek Group PLC	37,069	1,877,704
Jardine Lloyd Thompson Group PLC	342,503	4,146,362
John Wood Group PLC	275,414	3,208,833
Ladbrokes PLC	100,355	349,551
LSL Property Services PLC	153,894	700,395
Meggitt PLC	151,803	1,046,911
Mitie Group PLC	583,633	2,540,214
Moneysupermarket.com Group PLC	823,296	2,531,685
Next PLC	33,833	2,155,194
Premier Farnell PLC	144,066	480,822

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Premier Oil PLC†	362,475	$2,103,340
PZ Cussons PLC	34,921	214,556
Rathbone Brothers PLC	60,950	1,302,821
Renishaw PLC	41,350	1,227,627
Rightmove PLC	30,548	798,487
Rotork PLC	13,709	593,137
Schroders PLC	74,389	2,248,009
Serco Group PLC	69,878	604,778
Smith & Nephew PLC	54,398	583,448
Smiths Group PLC	21,572	412,672
Spectris PLC	47,626	1,715,962
Spirax-Sarco Engineering PLC	19,291	704,419
Stagecoach Group PLC	376,308	1,698,362
Tate & Lyle PLC	25,370	312,711
Telecity Group PLC	141,742	2,010,528
Travis Perkins PLC	24,867	480,610
Victrex PLC	30,751	756,676
Whitbread PLC	23,190	887,601
William Hill PLC	117,072	718,764

		111,502,026

United States — 0.4%
Cognizant Technology Solutions Corp., Class A†	12,600	967,302
Gran Tierra Energy, Inc.†	110,130	663,183
Virgin Media, Inc.	13,460	624,544

		2,255,029

Total Common Stock
(cost $421,597,479)		503,348,566

EXCHANGE-TRADED FUNDS — 0.7%
United States — 0.7%
iShares MSCI EAFE Small Cap Index Fund (cost $3,822,992)	89,113	3,831,859

PREFERRED STOCK — 1.6%
Australia — 0.0%
Gunns, Ltd.(1)(2)	1,665	0

Brazil — 0.2%
Klabin SA	74,200	498,940
Usinas Siderurgicas de Minas Gerais SA, Class A	139,000	688,189

		1,187,129

Germany — 1.4%
Draegerwerk AG & Co. KGaA	35,031	4,480,172
Fuchs Petrolub AG	16,277	1,256,325
Henkel AG & Co. KGaA	17,010	1,499,221

		7,235,718

Total Preferred Stock
(cost $7,139,845)		8,422,847

Total Long - Term Investment Securities
(cost $432,560,316)		515,603,272

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.9%
Bank of Nova Scotia 0.09% due 03/01/2013	$1,035,000	1,035,000
Barclays U.S. Funding LLC 0.16% due 03/01/2013	3,747,000	3,747,000

Total Short-Term Investment Securities
(cost $4,782,000)		4,782,000

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $6,799,002 and collateralized by $7,070,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,937,763 (cost $6,799,000)	$6,799,000	$6,799,000

TOTAL INVESTMENTS —
(cost $444,141,316)(3)	100.2%	527,184,272
Liabilities in excess of other assets	(0.2)	(872,417)

NET ASSETS —	100.0%	$526,311,855

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$12,587,126	$—	$0	$12,587,126
Bermuda	10,126,799	—	0	10,126,799
Germany	40,560,092	—	—	40,560,092
Japan	98,131,823	—	—	98,131,823
United Kingdom	111,502,026	—	—	111,502,026
Other Countries*	230,440,700	—	—	230,440,700
Exchange-Traded Funds	3,831,859	—	—	3,831,859
Preferred Stock:
Australia	—	—	0	0
Other Countries*	8,422,847	—	—	8,422,847
Short-Term Investment Securities:
Commercial Paper	—	4,782,000	—	4,782,000
Repurchase Agreement	—	6,799,000	—	6,799,000

Total	$515,603,272	$11,581,000	$0	$527,184,272

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $413,375,211 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Medical — Drugs	8.6%
Diversified Banking Institutions	7.6
Oil Companies — Exploration & Production	5.4
Banks-Super Regional	5.3
Multimedia	4.6
Diversified Manufacturing Operations	3.5
Investment Management/Advisor Services	2.8
Oil Companies — Integrated	2.7
Commercial Paper	2.7
Food — Misc./Diversified	2.6
Networking Products	2.1
Electronic Components — Semiconductors	1.9
Beverages — Non-alcoholic	1.8
Oil Field Machinery & Equipment	1.6
Insurance — Property/Casualty	1.6
Medical Products	1.6
Oil Refining & Marketing	1.6
Semiconductor Components — Integrated Circuits	1.5
Computers — Memory Devices	1.4
Enterprise Software/Service	1.4
Insurance — Multi-line	1.3
Insurance Brokers	1.3
Auto/Truck Parts & Equipment-Original	1.2
Instruments — Controls	1.2
Medical — HMO	1.1
Cruise Lines	1.1
Chemicals-Diversified	1.1
Commercial Services — Finance	1.1
Transport — Services	1.1
Insurance — Reinsurance	1.0
Medical — Generic Drugs	1.0
Engines — Internal Combustion	1.0
Home Decoration Products	1.0
Medical — Wholesale Drug Distribution	1.0
Retail — Drug Store	0.9
Finance — Investment Banker/Broker	0.9
Semiconductor Equipment	0.9
Cosmetics & Toiletries	0.8
Retail — Regional Department Stores	0.8
Independent Power Producers	0.8
Paper & Related Products	0.8
Retail — Apparel/Shoe	0.8
Oil — Field Services	0.7
Time Deposits	0.7
Advertising Agencies	0.7
Instruments — Scientific	0.7
Electric — Integrated	0.6
Cellular Telecom	0.6
Medical — Biomedical/Gene	0.6
Applications Software	0.6
Insurance — Life/Health	0.5
Finance — Credit Card	0.5
Engineering/R&D Services	0.5
Auto-Cars/Light Trucks	0.5
Aerospace/Defense	0.5
Transport — Rail	0.4
Food — Dairy Products	0.4
Retail — Discount	0.4
Chemicals — Specialty	0.4
Containers — Paper/Plastic	0.4
Web Portals/ISP	0.4
Retail — Building Products	0.4
Exchange — Traded Funds	0.3
Banks — Fiduciary	0.3
Telecom Equipment — Fiber Optics	0.3
Diversified Minerals	0.3
Retail — Restaurants	0.3
Banks — Commercial	0.3
Gold Mining	0.2

Cable/Satellite TV	0.2%
Telephone — Integrated	0.2
Medical Labs & Testing Services	0.2
Computer Services	0.2
Finance — Other Services	0.2
Electronic Security Devices	0.2
Agricultural Chemicals	0.2
Food — Retail	0.2
Real Estate Investment Trusts	0.2
Tools — Hand Held	0.2
Machinery — Farming	0.2
Oil & Gas Drilling	0.2
Brewery	0.2
Internet Security	0.1
Aerospace/Defense — Equipment	0.1
Medical Instruments	0.1
Pipelines	0.1
Non-Hazardous Waste Disposal	0.1
Metal — Copper	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.5%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	20,200	$1,162,106

Aerospace/Defense — 0.5%
General Dynamics Corp.	8,000	543,760
Rockwell Collins, Inc.	4,000	240,440

		784,200

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp.	2,500	226,375

Agricultural Chemicals — 0.2%
Mosaic Co.	6,000	351,240

Applications Software — 0.6%
Check Point Software Technologies, Ltd.†	7,000	367,570
Microsoft Corp.	23,000	639,400

		1,006,970

Auto-Cars/Light Trucks — 0.5%
General Motors Co.†	29,240	793,866

Auto/Truck Parts & Equipment - Original — 1.2%
Delphi Automotive PLC	15,070	630,680
Johnson Controls, Inc.	48,050	1,512,133

		2,142,813

Banks - Commercial — 0.3%
BB&T Corp.	15,000	455,400

Banks - Fiduciary — 0.3%
State Street Corp.	10,000	565,900

Banks - Super Regional — 5.3%
Capital One Financial Corp.	11,520	587,866
Comerica, Inc.	40,170	1,381,045
Fifth Third Bancorp	94,170	1,491,653
PNC Financial Services Group, Inc.	28,960	1,806,814
US Bancorp	15,000	509,700
Wells Fargo & Co.	94,990	3,332,249

		9,109,327

Beverages - Non-alcoholic — 1.8%
Coca-Cola Enterprises, Inc.	34,380	1,230,117
Dr Pepper Snapple Group, Inc.	4,500	196,290
PepsiCo, Inc.	21,390	1,620,720

		3,047,127

Brewery — 0.2%
Molson Coors Brewing Co., Class B	6,000	265,260

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	10,000	397,900

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	42,000	1,055,880

Chemicals - Diversified — 1.1%
Celanese Corp., Series A	10,320	483,492
LyondellBasell Industries NV, Class A	23,790	1,394,570

		1,878,062

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	9,220	642,911

Commercial Services - Finance — 1.1%
Moody’s Corp.	32,810	1,576,849
Western Union Co.	20,000	280,600

		1,857,449

Computer Services — 0.2%
International Business Machines Corp.	1,900	381,577

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 1.4%
EMC Corp.†	49,400	$1,136,694
SanDisk Corp.†	26,490	1,334,831

		2,471,525

Containers - Paper/Plastic — 0.4%
Packaging Corp. of America	15,180	634,220

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	36,130	706,342
Procter & Gamble Co.	9,700	738,946

		1,445,288

Cruise Lines — 1.1%
Carnival Corp.	53,050	1,897,599

Diversified Banking Institutions — 7.6%
Bank of America Corp.	208,720	2,343,926
Citigroup, Inc.	73,907	3,101,877
Goldman Sachs Group, Inc.	14,600	2,186,496
JPMorgan Chase & Co.	91,600	4,481,072
Morgan Stanley	38,890	876,969

		12,990,340

Diversified Manufacturing Operations — 3.5%
Eaton Corp. PLC	27,870	1,727,104
General Electric Co.	182,680	4,241,829

		5,968,933

Diversified Minerals — 0.3%
Teck Resources, Ltd., Class B	16,000	494,240

Electric - Integrated — 0.6%
Entergy Corp.	3,900	242,814
Exelon Corp.	15,000	464,850
PPL Corp.	12,000	369,840

		1,077,504

Electronic Components - Semiconductors — 1.9%
Altera Corp.	14,500	513,590
Intel Corp.	19,000	396,150
Texas Instruments, Inc.	70,250	2,414,493

		3,324,233

Electronic Security Devices — 0.2%
Tyco International, Ltd.	11,400	364,914

Engineering/R&D Services — 0.5%
Jacobs Engineering Group, Inc.†	9,700	473,748
KBR, Inc.	12,000	364,680

		838,428

Engines - Internal Combustion — 1.0%
Cummins, Inc.	15,330	1,776,287

Enterprise Software/Service — 1.4%
Oracle Corp.	71,390	2,445,821

Finance - Credit Card — 0.5%
Discover Financial Services	23,580	908,537

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.	78,890	1,499,699

Finance - Other Services — 0.2%
IntercontinentalExchange, Inc.†	2,400	371,568

Food - Dairy Products — 0.4%
Dean Foods Co.†	42,090	698,694

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified — 2.6%
ConAgra Foods, Inc.	63,000	$2,148,930
General Mills, Inc.	11,000	508,750
Kraft Foods Group, Inc.	23,053	1,117,379
Unilever PLC ADR	15,500	617,675

		4,392,734

Food - Retail — 0.2%
Kroger Co.	12,000	350,520

Gold Mining — 0.2%
Goldcorp, Inc.	12,500	405,500

Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	71,790	1,675,579

Independent Power Producers — 0.8%
NRG Energy, Inc.	57,750	1,386,000

Instruments - Controls — 1.2%
Honeywell International, Inc.	30,230	2,119,123

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.	15,690	1,157,922

Insurance Brokers — 1.3%
Aon PLC	16,000	977,440
Marsh & McLennan Cos., Inc.	33,170	1,231,934

		2,209,374

Insurance - Life/Health — 0.5%
Prudential Financial, Inc.	16,430	913,015

Insurance - Multi-line — 1.3%
Allstate Corp.	10,000	460,200
MetLife, Inc.	51,410	1,821,970

		2,282,170

Insurance - Property/Casualty — 1.6%
Chubb Corp.	26,770	2,249,483
Travelers Cos., Inc.	6,500	522,730

		2,772,213

Insurance - Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	11,000	1,123,760
Everest Re Group, Ltd.	2,200	274,142
PartnerRe, Ltd.	4,500	401,580

		1,799,482

Internet Security — 0.1%
Symantec Corp.†	11,000	257,840

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	37,030	2,541,369
Franklin Resources, Inc.	6,290	888,462
Invesco, Ltd.	48,620	1,302,530

		4,732,361

Machinery - Farming — 0.2%
Deere & Co.	3,400	298,622

Medical Instruments — 0.1%
Medtronic, Inc.	5,000	224,800

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	4,400	389,840

Medical Products — 1.6%
Baxter International, Inc.	26,030	1,759,628
Stryker Corp.	11,500	734,620
Zimmer Holdings, Inc.	3,500	262,360

		2,756,608

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 0.6%
Amgen, Inc.	5,000	$457,050
Gilead Sciences, Inc.†	7,800	333,138
Life Technologies Corp.†	4,000	232,520

		1,022,708

Medical - Drugs — 8.6%
Abbott Laboratories	7,800	263,562
AbbVie, Inc.	9,000	332,280
Eli Lilly & Co.	17,730	969,122
Johnson & Johnson	41,144	3,131,470
Merck & Co., Inc.	68,220	2,915,041
Novartis AG ADR	15,000	1,017,000
Pfizer, Inc.	223,990	6,130,606
Zoetis, Inc.†	2,039	68,204

		14,827,285

Medical - Generic Drugs — 1.0%
Mylan, Inc.†	39,290	1,163,377
Teva Pharmaceutical Industries, Ltd. ADR	17,000	635,800

		1,799,177

Medical - HMO — 1.1%
Cigna Corp.	18,550	1,084,433
Humana, Inc.	8,190	559,049
WellPoint, Inc.	4,400	273,592

		1,917,074

Medical - Wholesale Drug Distribution — 1.0%
McKesson Corp.	15,480	1,642,892

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,800	185,136

Multimedia — 4.6%
News Corp., Class A	54,040	1,556,352
Time Warner, Inc.	46,700	2,483,039
Viacom, Inc., Class B	29,710	1,736,847
Walt Disney Co.	40,250	2,197,247

		7,973,485

Networking Products — 2.1%
Cisco Systems, Inc.	173,810	3,623,938

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	6,000	188,640

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	4,500	270,630

Oil Companies - Exploration & Production — 5.4%
Anadarko Petroleum Corp.	26,890	2,139,906
Devon Energy Corp.	7,600	412,376
EOG Resources, Inc.	15,610	1,962,333
Noble Energy, Inc.	4,700	520,901
Occidental Petroleum Corp.	37,670	3,101,371
QEP Resources, Inc.	11,000	335,060
Talisman Energy, Inc.	35,000	438,900
Whiting Petroleum Corp.†	6,500	316,550

		9,227,397

Oil Companies - Integrated — 2.7%
Chevron Corp.	5,000	585,750
Hess Corp.	34,100	2,267,650
Phillips 66	19,280	1,213,869
Royal Dutch Shell PLC ADR, Class A	8,500	558,025

		4,625,294

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	37,129	$2,365,860
National Oilwell Varco, Inc.	6,000	408,780

		2,774,640

Oil Refining & Marketing — 1.6%
Valero Energy Corp.	59,590	2,716,708

Oil - Field Services — 0.7%
Schlumberger, Ltd.	15,670	1,219,910

Paper & Related Products — 0.8%
International Paper Co.	30,210	1,329,542

Pipelines — 0.1%
Enterprise Products Partners LP	3,600	204,012

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	11,000	323,510

Retail - Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.	30,080	622,054
PVH Corp.	5,670	690,890

		1,312,944

Retail - Building Products — 0.4%
Lowe’s Cos., Inc.	16,220	618,793

Retail - Discount — 0.4%
Target Corp.	7,000	440,720
Wal-Mart Stores, Inc.	3,500	247,730

		688,450

Retail - Drug Store — 0.9%
CVS Caremark Corp.	31,710	1,621,015

Retail - Regional Department Stores — 0.8%
Kohl’s Corp.	9,000	414,900
Macy’s, Inc.	23,880	981,468

		1,396,368

Retail - Restaurants — 0.3%
McDonald’s Corp.	5,000	479,500

Semiconductor Components - Integrated Circuits — 1.5%
Analog Devices, Inc.	6,500	293,930
QUALCOMM, Inc.	33,620	2,206,481

		2,500,411

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	106,810	1,463,297

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	42,630	537,564

Telephone - Integrated — 0.2%
AT&T, Inc.	11,000	395,010

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	4,000	314,800

Transport - Rail — 0.4%
Norfolk Southern Corp.	10,000	730,500

Transport - Services — 1.1%
FedEx Corp.	17,600	1,855,568

Web Portals/ISP — 0.4%
Google, Inc., Class A†	790	632,948

Total Common Stock
(cost $139,683,291)		165,875,042

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value Index Fund (cost $602,308)	7,670	$601,404

Total Long-Term Investment Securities
(cost $140,285,599)		166,476,446

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Commercial Paper — 2.7%
BNP Paribas Finance, Inc. 0.09% due 03/01/2013	$2,500,000	2,500,000
Societe Generale North America 0.15% due 03/01/2013	2,100,000	2,100,000

		4,600,000

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2013	1,170,000	1,170,000

Total Short-Term Investment Securities
(cost $5,770,000)		5,770,000

TOTAL INVESTMENTS
(cost $146,055,599)(1)	100.2%	172,246,446
Liabilities in excess of other assets	(0.2)	(280,807)

NET ASSETS —	100.0%	$171,965,639

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$9,109,327	$—	$—	$9,109,327
Diversified Banking Institutions	12,990,340	—	—	12,990,340
Medical - Drugs	14,827,285	—	—	14,827,285
Oil Companies - Exploration & Production	9,227,397	—	—	9,227,397
Other Industries*	119,720,693	—	—	119,720,693
Exchange-Traded Funds	601,404	—	—	601,404
Short-Term Investment Securities:
Commercial Paper	—	4,600,000	—	4,600,000
Time Deposits	—	1,170,000	—	1,170,000

Total	$166,476,446	$5,770,000	$—	$172,246,446

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	3.9%
Real Estate Investment Trusts	3.5
Medical — Biomedical/Gene	3.4
Applications Software	3.3
Retail — Apparel/Shoe	3.0
Distribution/Wholesale	2.5
Cable/Satellite TV	2.4
Oil — Field Services	2.2
Repurchase Agreement	2.0
Computer Aided Design	2.0
Electronic Components — Semiconductors	1.8
Commercial Services — Finance	1.7
Medical — Generic Drugs	1.7
Oil Field Machinery & Equipment	1.6
Web Hosting/Design	1.6
Food — Retail	1.6
Wireless Equipment	1.5
Internet Infrastructure Software	1.5
Hazardous Waste Disposal	1.5
Computers — Integrated Systems	1.5
Coatings/Paint	1.4
Medical Instruments	1.4
Banks — Commercial	1.4
Building & Construction Products — Misc.	1.4
Retail — Discount	1.3
Retail — Perfume & Cosmetics	1.3
Transport — Rail	1.3
Consulting Services	1.3
Hotels/Motels	1.2
Retail — Restaurants	1.2
Investment Management/Advisor Services	1.2
Broadcast Services/Program	1.2
Electric Products — Misc.	1.1
Airlines	1.1
Medical — Wholesale Drug Distribution	1.1
Vitamins & Nutrition Products	1.1
Semiconductor Equipment	1.0
Chemicals — Specialty	1.0
Pharmacy Services	1.0
Agricultural Chemicals	1.0
Therapeutics	1.0
Electric — Transmission	0.9
Auto/Truck Parts & Equipment — Original	0.9
Electronic Measurement Instruments	0.8
Diversified Manufacturing Operations	0.8
Computer Data Security	0.8
Internet Content — Information/News	0.8
Gold Mining	0.7
Paper & Related Products	0.7
Internet Application Software	0.7
Engines — Internal Combustion	0.7
Retail — Sporting Goods	0.7
Food — Confectionery	0.7
Medical Information Systems	0.7
Enterprise Software/Service	0.7
Building — Residential/Commercial	0.6
Computer Services	0.6
Telecom Services	0.6
Retirement/Aged Care	0.6
Electronic Connectors	0.6
Containers — Paper/Plastic	0.6
Retail — Auto Parts	0.6
Entertainment Software	0.6
Finance — Other Services	0.6
Retail — Regional Department Stores	0.6
Containers — Metal/Glass	0.6
Oil & Gas Drilling	0.6
Machinery — Electrical	0.6
Computers — Memory Devices	0.6

Commercial Services	0.6%
Toys	0.5
Beverages — Wine/Spirits	0.5
Radio	0.5
Savings & Loans/Thrifts	0.5
Rental Auto/Equipment	0.5
Publishing — Periodicals	0.5
E-Commerce/Services	0.5
Retail — Major Department Stores	0.5
Cosmetics & Toiletries	0.5
Industrial Automated/Robotic	0.5
Apparel Manufacturers	0.5
Retail — Pet Food & Supplies	0.5
Engineering/R&D Services	0.5
Dental Supplies & Equipment	0.5
Casino Hotels	0.5
Telecom Equipment — Fiber Optics	0.4
E-Commerce/Products	0.4
Recreational Vehicles	0.4
Retail — Bedding	0.4
Beverages — Non-alcoholic	0.4
Chemicals — Diversified	0.3
Transport — Truck	0.3
Finance — Consumer Loans	0.3
Filtration/Separation Products	0.3
Machinery — Construction & Mining	0.3
Medical — Drugs	0.2

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	6,440	$1,293,345

Airlines — 1.1%
Delta Air Lines, Inc.†	47,430	676,826
United Continental Holdings, Inc.†	27,135	724,776

		1,401,602

Apparel Manufacturers — 0.5%
Michael Kors Holdings, Ltd.†	10,670	632,518

Applications Software — 3.3%
Citrix Systems, Inc.†	23,250	1,648,425
Intuit, Inc.	19,010	1,225,765
Red Hat, Inc.†	12,730	646,811
Salesforce.com, Inc.†	4,311	729,508

		4,250,509

Auto/Truck Parts & Equipment - Original — 0.9%
Delphi Automotive PLC†	26,511	1,109,485

Banks - Commercial — 1.4%
First Republic Bank	23,460	855,117
Signature Bank†	12,350	917,234

		1,772,351

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	9,170	462,443

Beverages - Wine/Spirits — 0.5%
Beam, Inc.	11,450	698,793

Broadcast Services/Program — 1.2%
Discovery Communications, Inc., Class A†	20,220	1,482,733

Building & Construction Products - Misc. — 1.4%
Fortune Brands Home & Security, Inc.†	34,450	1,190,248
USG Corp.†	20,419	576,224

		1,766,472

Building - Residential/Commercial — 0.6%
Toll Brothers, Inc.†	23,905	815,639

Cable/Satellite TV — 2.4%
Charter Communications, Inc., Class A†	10,610	916,598
DISH Network Corp., Class A	32,510	1,131,348
Liberty Global, Inc., Class A†	14,390	991,327

		3,039,273

Casino Hotels — 0.5%
Wynn Resorts, Ltd.	5,132	599,931

Chemicals - Diversified — 0.3%
Celanese Corp., Series A	8,760	410,406

Chemicals - Specialty — 1.0%
Albemarle Corp.	11,610	755,579
Eastman Chemical Co.	8,090	564,115

		1,319,694

Coatings/Paint — 1.4%
Sherwin-Williams Co.	11,450	1,850,205

Commercial Services — 0.6%
HMS Holdings Corp.†	24,620	713,734

Commercial Services - Finance — 1.7%
Alliance Data Systems Corp.†	6,620	1,050,528
Moody’s Corp.	24,830	1,193,330

		2,243,858

Security Description	Shares	Value (Note 2)

Computer Aided Design — 2.0%
ANSYS, Inc.†	16,590	$1,257,522
Autodesk, Inc.†	34,096	1,252,005

		2,509,527

Computer Data Security — 0.8%
Fortinet, Inc.†	42,320	1,023,298

Computer Services — 0.6%
IHS, Inc., Class A†	7,443	790,819

Computers - Integrated Systems — 1.5%
Teradata Corp.†	32,470	1,885,208

Computers - Memory Devices — 0.6%
NetApp, Inc.†	21,280	719,902

Consulting Services — 1.3%
Verisk Analytics, Inc., Class A†	27,880	1,631,538

Containers - Metal/Glass — 0.6%
Crown Holdings, Inc.†	19,190	745,915

Containers - Paper/Plastic — 0.6%
Rock-Tenn Co., Class A	8,600	760,670

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	10,010	641,641

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	19,200	603,648

Distribution/Wholesale — 2.5%
Fastenal Co.	18,140	936,568
LKQ Corp.†	53,460	1,132,818
WW Grainger, Inc.	5,053	1,144,302

		3,213,688

Diversified Manufacturing Operations — 0.8%
Ingersoll-Rand PLC	19,860	1,045,629

E-Commerce/Products — 0.4%
Netflix, Inc.†	3,030	569,882

E-Commerce/Services — 0.5%
TripAdvisor, Inc.†	14,376	653,533

Electric Products - Misc. — 1.1%
AMETEK, Inc.	34,252	1,432,761

Electric - Transmission — 0.9%
ITC Holdings Corp.	14,020	1,184,970

Electronic Components - Semiconductors — 1.8%
Avago Technologies, Ltd.	18,540	634,439
Microchip Technology, Inc.	28,600	1,043,042
Xilinx, Inc.	16,280	606,755

		2,284,236

Electronic Connectors — 0.6%
Amphenol Corp., Class A	11,070	784,420

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	25,320	1,050,274

Engineering/R&D Services — 0.5%
KBR, Inc.	20,370	619,044

Engines - Internal Combustion — 0.7%
Cummins, Inc.	7,830	907,262

Enterprise Software/Service — 0.7%
Concur Technologies, Inc.†	12,240	859,248

Entertainment Software — 0.6%
Electronic Arts, Inc.†	43,030	754,316

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	11,056	$398,348

Finance - Consumer Loans — 0.3%
Ocwen Financial Corp.†	10,300	406,026

Finance - Other Services — 0.6%
IntercontinentalExchange, Inc.†	4,860	752,425

Food - Confectionery — 0.7%
Hershey Co.	10,590	882,571

Food - Retail — 1.6%
Whole Foods Market, Inc.	23,450	2,007,789

Gold Mining — 0.7%
Royal Gold, Inc.	14,577	955,377

Hazardous Waste Disposal — 1.5%
Clean Harbors, Inc.†	16,560	852,840
Stericycle, Inc.†	11,223	1,076,510

		1,929,350

Hotel/Motels — 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	25,810	1,557,117

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	7,084	639,969

Internet Application Software — 0.7%
Splunk, Inc.†	25,340	915,534

Internet Content - Information/News — 0.8%
LinkedIn Corp., Class A†	6,050	1,017,489

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	16,970	1,602,477
TIBCO Software, Inc.†	16,560	355,212

		1,957,689

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	10,477	1,532,052

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	6,190	392,075

Machinery - Electrical — 0.6%
Regal-Beloit Corp.	9,330	721,022

Medical Information Systems — 0.7%
Cerner Corp.†	9,850	861,481

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	20,980	1,802,811

Medical - Biomedical/Gene — 3.4%
Alexion Pharmaceuticals, Inc.†	27,240	2,362,798
Ariad Pharmaceuticals, Inc.†	29,674	624,044
Illumina, Inc.†	18,910	947,958
Regeneron Pharmaceuticals, Inc.†	2,425	404,975

		4,339,775

Medical - Drugs — 0.2%
Medivation, Inc.†	4,730	232,432

Medical - Generic Drugs — 1.7%
Actavis, Inc.†	9,870	840,529
Perrigo Co.	11,951	1,352,495

		2,193,024

Medical - Wholesale Drug Distribution — 1.1%
AmerisourceBergen Corp.	29,570	1,395,704

Oil & Gas Drilling — 0.6%
Rowan Cos. PLC, Class A†	21,480	742,993

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 3.9%
Cabot Oil & Gas Corp.	23,350	$1,446,999
Cobalt International Energy, Inc.†	18,450	455,162
Concho Resources, Inc.†	17,720	1,594,091
Continental Resources, Inc.†	9,350	822,800
Denbury Resources, Inc.†	34,960	633,475

		4,952,527

Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	19,751	1,258,534
FMC Technologies, Inc.†	16,160	838,865

		2,097,399

Oil - Field Services — 2.2%
Core Laboratories NV	5,466	749,662
Oceaneering International, Inc.	12,070	767,531
Oil States International, Inc.†	8,330	634,330
Superior Energy Services, Inc.†	27,892	737,743

		2,889,266

Paper & Related Products — 0.7%
International Paper Co.	21,020	925,090

Pharmacy Services — 1.0%
Catamaran Corp.†	24,090	1,293,874

Publishing - Periodicals — 0.5%
Nielsen Holdings NV†	19,937	671,678

Radio — 0.5%
Sirius XM Radio, Inc.	224,290	695,299

Real Estate Investment Trusts — 3.5%
Digital Realty Trust, Inc.	24,295	1,627,279
Home Properties, Inc.	13,430	838,301
Plum Creek Timber Co., Inc.	16,220	786,670
Rayonier, Inc.	21,600	1,206,792

		4,459,042

Recreational Vehicles — 0.4%
Polaris Industries, Inc.	6,116	534,355

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	12,670	676,705

Retail - Apparel/Shoe — 3.0%
Foot Locker, Inc.	18,750	641,063
Gap, Inc.	12,120	398,990
Limited Brands, Inc.	19,500	887,640
Lululemon Athletica, Inc.†	9,609	644,283
PVH Corp.	4,550	554,418
Urban Outfitters, Inc.†	16,490	668,175

		3,794,569

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	2,000	760,300

Retail - Bedding — 0.4%
Bed Bath & Beyond, Inc.†	8,890	504,508

Retail - Discount — 1.3%
Dollar Tree, Inc.†	37,220	1,681,786

Retail - Major Department Stores — 0.5%
TJX Cos., Inc.	14,370	646,219

Retail - Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.	18,550	1,642,788

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc.	9,510	619,196

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Regional Department Stores — 0.6%
Macy’s, Inc.	18,180	$747,198

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	1,990	630,412
Panera Bread Co., Class A†	5,670	912,587

		1,542,999

Retail - Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.	17,718	885,900

Retirement/Aged Care — 0.6%
Brookdale Senior Living, Inc.†	28,460	787,773

Savings & Loans/Thrifts — 0.5%
BankUnited, Inc.	23,890	677,520

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	24,430	1,337,787

Telecom Equipment - Fiber Optics — 0.4%
IPG Photonics Corp.	9,650	572,148

Telecom Services — 0.6%
Virgin Media, Inc.	17,020	789,728

Therapeutics — 1.0%
Onyx Pharmaceuticals, Inc.†	16,370	1,232,825

Toys — 0.5%
Mattel, Inc.	17,450	711,087

Transport - Rail — 1.3%
CSX Corp.	22,570	517,756
Kansas City Southern	10,860	1,118,254

		1,636,010

Transport - Truck — 0.3%
J.B. Hunt Transport Services, Inc.	5,890	409,473

Security Description	Shares/ Principal Amount	Value (Note 2)

Vitamins & Nutrition Products — 1.1%
Herbalife, Ltd.	6,900	$278,001
Mead Johnson Nutrition Co.	14,600	1,093,686

		1,371,687

Web Hosting/Design — 1.6%
Equinix, Inc.†	6,020	1,273,531
Rackspace Hosting, Inc.†	13,520	755,227

		2,028,758

Wireless Equipment — 1.5%
Crown Castle International Corp.†	14,870	1,037,926
SBA Communications Corp., Class A†	13,200	938,784

		1,976,710

Total Long-Term Investment Securities
(cost $109,642,393)		125,719,677

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $2,533,001 and collateralized by $2,450,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $2,587,813 (cost $2,533,000)	$2,533,000	2,533,000

TOTAL INVESTMENTS
(cost $112,175,393)(1)	100.0%	128,252,677
Liabilities in excess of other assets	0.0	(38,790)

NET ASSETS —	100.0%	$128,213,887

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$125,719,677	$—	$—	$125,719,677
Repurchase Agreement	—	2,533,000	—	2,533,000

Total	$125,719,677	$2,533,000	$—	$128,252,677

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	6.3%
Repurchase Agreements	5.6
Chemicals — Specialty	4.0
Electric — Integrated	3.8
Distribution/Wholesale	3.7
Real Estate Investment Trusts	3.3
Oil Companies — Exploration & Production	3.1
Electronic Components — Semiconductors	2.9
Banks — Commercial	2.7
Containers — Paper/Plastic	2.3
Insurance — Life/Health	2.0
Insurance — Reinsurance	1.9
Chemicals — Diversified	1.7
Banks — Super Regional	1.7
Semiconductor Equipment	1.7
Containers — Metal/Glass	1.5
Medical — Drugs	1.4
Electronic Components — Misc.	1.4
Power Converter/Supply Equipment	1.4
Office Supplies & Forms	1.2
Insurance — Multi-line	1.2
Computers — Memory Devices	1.2
Human Resources	1.2
Medical — Wholesale Drug Distribution	1.2
Retail — Apparel/Shoe	1.2
Real Estate Operations & Development	1.0
Medical — HMO	1.0
Building — Residential/Commercial	1.0
Engineering/R&D Services	1.0
Tools — Hand Held	1.0
Insurance — Property/Casualty	0.9
Identification Systems	0.9
Home Decoration Products	0.9
Consulting Services	0.8
Aerospace/Defense	0.8
Retirement/Aged Care	0.8
Applications Software	0.8
Agricultural Operations	0.8
Retail — Office Supplies	0.8
Machinery — Farming	0.8
Gas — Distribution	0.8
Machine Tools & Related Products	0.8
Toys	0.8
Finance — Investment Banker/Broker	0.7
Instruments — Controls	0.7
Savings & Loans/Thrifts	0.7
Machinery — General Industrial	0.7
Oil & Gas Drilling	0.7
Aerospace/Defense — Equipment	0.7
Airlines	0.7
Consumer Products — Misc.	0.6
Chemicals — Plastics	0.6
Registered Investment Companies	0.6
Commercial Services — Finance	0.6
Lighting Products & Systems	0.5
Steel — Producers	0.5
Oil — Field Services	0.5
Telecommunication Equipment	0.5
Medical — Generic Drugs	0.5
Auto/Truck Parts & Equipment — Original	0.5
Gold Mining	0.5
Food — Misc./Diversified	0.5
Commercial Services	0.5
Building — Heavy Construction	0.4
Medical Instruments	0.4
Apparel Manufacturers	0.4
Electronic Parts Distribution	0.4
Metal Processors & Fabrication	0.4
Oil Refining & Marketing	0.4

Television	0.4%
Investment Management/Advisor Services	0.4
Machinery — Pumps	0.4
Medical Products	0.3
Beverages — Non-alcoholic	0.3
Pharmacy Services	0.3
Retail — Discount	0.3
Building & Construction — Misc.	0.3
Medical — Hospitals	0.3
Electronic Security Devices	0.3
Insurance Brokers	0.3
Electric Products — Misc.	0.3
Retail — Regional Department Stores	0.3
Leisure Products	0.3
Building & Construction Products — Misc.	0.3
Industrial Gases	0.3
Finance — Credit Card	0.3
Capacitors	0.3
Beverages — Wine/Spirits	0.3
Advertising Agencies	0.3
Telecom Services	0.2
Coal	0.2
Agricultural Chemicals	0.2
Medical Labs & Testing Services	0.2
Enterprise Software/Service	0.2
Steel — Specialty	0.2
Internet Security	0.2
Building Products — Doors & Windows	0.2
Semiconductor Components — Integrated Circuits	0.2
Shipbuilding	0.2
Metal — Diversified	0.2
Paper & Related Products	0.2
X-Ray Equipment	0.2
Diversified Operations/Commercial Services	0.2
Oil Field Machinery & Equipment	0.2
Finance — Consumer Loans	0.2
Building Products — Wood	0.1
Retail — Major Department Stores	0.1
E-Commerce/Services	0.1
Publishing — Books	0.1
Retail — Mail Order	0.1
Entertainment Software	0.1
Footwear & Related Apparel	0.1
Tobacco	0.1
Dialysis Centers	0.1
Transactional Software	0.1
Electric — Generation	0.1
Audio/Video Products	0.1
Retail — Automobile	0.1

100.3%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	36,986	$2,127,805

Aerospace/Defense — 0.8%
Esterline Technologies Corp.†	79,136	5,454,845
Teledyne Technologies, Inc.†	19,383	1,426,201

		6,881,046

Aerospace/Defense - Equipment — 0.7%
Curtiss-Wright Corp.	54,366	1,887,044
Moog, Inc., Class A†	83,400	3,749,664

		5,636,708

Agricultural Chemicals — 0.2%
Incitec Pivot, Ltd.	576,420	1,901,774

Agricultural Operations — 0.8%
Bunge, Ltd.	89,800	6,655,078

Airlines — 0.7%
Delta Air Lines, Inc.†	389,202	5,553,913

Apparel Manufacturers — 0.4%
Maidenform Brands, Inc.†	115,000	2,206,850
VF Corp.	7,619	1,228,640

		3,435,490

Applications Software — 0.8%
Check Point Software Technologies, Ltd.†	97,500	5,119,725
Verint Systems, Inc.†	50,500	1,725,585

		6,845,310

Audio/Video Products — 0.1%
Harman International Industries, Inc.	16,836	714,688

Auto/Truck Parts & Equipment - Original — 0.5%
Lear Corp.	58,539	3,127,153
TRW Automotive Holdings Corp.†	14,995	880,057

		4,007,210

Banks - Commercial — 2.7%
BB&T Corp.	61,437	1,865,227
East West Bancorp, Inc.	106,515	2,620,269
First Midwest Bancorp, Inc.	204,250	2,553,125
Iberiabank Corp.	44,200	2,218,840
M&T Bank Corp.	9,332	952,704
Popular, Inc.†	75,897	2,119,044
Regions Financial Corp.	722,200	5,524,830
Zions Bancorporation	185,600	4,480,384

		22,334,423

Banks - Super Regional — 1.7%
Capital One Financial Corp.	25,213	1,286,619
Comerica, Inc.	214,181	7,363,543
Fifth Third Bancorp	170,067	2,693,861
Huntington Bancshares, Inc.	190,802	1,341,338
SunTrust Banks, Inc.	57,413	1,584,025

		14,269,386

Beverages - Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	37,877	1,355,239
Dr Pepper Snapple Group, Inc.	31,912	1,392,001

		2,747,240

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A†	50,058	2,214,566

Building & Construction Products - Misc. — 0.3%
Louisiana-Pacific Corp.†	113,690	2,384,079

Security Description	Shares	Value (Note 2)

Building & Construction - Misc. — 0.3%
Aegion Corp.†	111,643	$2,682,781

Building Products - Doors & Windows — 0.2%
Griffon Corp.	160,267	1,806,209

Building Products - Wood — 0.1%
Masco Corp.	60,934	1,173,589

Building - Heavy Construction — 0.4%
Chicago Bridge & Iron Co. NV	69,300	3,713,787

Building - Residential/Commercial — 1.0%
Lennar Corp., Class A	97,300	3,754,807
Toll Brothers, Inc.†	139,369	4,755,270

		8,510,077

Capacitors — 0.3%
Kemet Corp.†	355,000	2,296,850

Chemicals - Diversified — 1.7%
Celanese Corp., Series A	186,100	8,718,785
Chemtura Corp.†	160,000	3,219,200
FMC Corp.	21,780	1,312,463
PPG Industries, Inc.	8,944	1,204,399

		14,454,847

Chemicals - Plastics — 0.6%
PolyOne Corp.	225,511	5,139,396

Chemicals - Specialty — 4.0%
Ashland, Inc.	62,400	4,865,328
Cabot Corp.	96,236	3,539,560
Eastman Chemical Co.	106,000	7,391,380
H.B. Fuller Co.	116,647	4,767,363
Methanex Corp.	211,610	7,740,694
Minerals Technologies, Inc.	135,459	5,450,870

		33,755,195

Coal — 0.2%
CONSOL Energy, Inc.	60,005	1,929,161

Commercial Services — 0.5%
PHH Corp.†	180,401	3,790,225

Commercial Services - Finance — 0.6%
Alliance Data Systems Corp.†	6,227	988,163
Equifax, Inc.	25,046	1,380,536
Moody’s Corp.	24,400	1,172,664
SEI Investments Co.	40,213	1,136,821

		4,678,184

Computers - Memory Devices — 1.2%
SanDisk Corp.†	112,200	5,653,758
Seagate Technology PLC	60,859	1,957,225
Western Digital Corp.	50,229	2,368,800

		9,979,783

Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	159,500	2,041,600
FTI Consulting, Inc.†	66,508	2,310,488
Towers Watson & Co., Class A	38,185	2,541,975

		6,894,063

Consumer Products - Misc. — 0.6%
Samsonite International SA	2,247,900	5,321,502

Containers - Metal/Glass — 1.5%
Ball Corp.	16,987	754,393
Crown Holdings, Inc.†	70,007	2,721,172
Owens-Illinois, Inc.†	296,795	7,568,272
Rexam PLC	188,370	1,470,270

		12,514,107

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Containers - Paper/Plastic — 2.3%
Graphic Packaging Holding Co.†	237,342	$1,761,077
Packaging Corp. of America	166,400	6,952,192
Rock-Tenn Co., Class A	11,657	1,031,062
Sealed Air Corp.	275,000	6,107,750
Sonoco Products Co.	98,000	3,113,460

		18,965,541

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	6,998	837,101

Distribution/Wholesale — 3.7%
Arrow Electronics, Inc.†	262,733	10,548,730
Ingram Micro, Inc., Class A†	175,500	3,309,930
WESCO International, Inc.†	225,362	16,654,252

		30,512,912

Diversified Manufacturing Operations — 6.3%
Barnes Group, Inc.	227,178	6,045,207
Carlisle Cos., Inc.	89,661	6,085,292
Colfax Corp.†	17,000	737,800
Crane Co.	44,600	2,398,588
Dover Corp.	172,639	12,663,071
Federal Signal Corp.†	350,318	2,732,481
Harsco Corp.	152,000	3,644,960
Ingersoll-Rand PLC	114,000	6,002,100
Parker Hannifin Corp.	25,780	2,435,694
Pentair, Ltd.	148,556	7,913,578
Textron, Inc.	53,838	1,553,226

		52,211,997

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	16,842	1,300,034

E-Commerce/Services — 0.1%
IAC/InterActiveCorp	25,534	1,040,510

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	2,465,878

Electric - Generation — 0.1%
AES Corp.	62,771	729,399

Electric - Integrated — 3.8%
Alliant Energy Corp.	112,315	5,356,302
Ameren Corp.	43,742	1,478,042
American Electric Power Co., Inc.	34,047	1,593,059
Edison International	47,552	2,283,923
Great Plains Energy, Inc.	139,754	3,050,830
Northeast Utilities	132,187	5,487,083
NV Energy, Inc.	385,700	7,621,432
Westar Energy, Inc.	29,850	925,947
Wisconsin Energy Corp.	89,854	3,710,970

		31,507,588

Electronic Components - Misc. — 1.4%
Flextronics International, Ltd.†	1,147,936	7,633,774
Plexus Corp.†	95,907	2,336,295
TE Connectivity, Ltd.	41,064	1,647,898

		11,617,967

Electronic Components - Semiconductors — 2.9%
Avago Technologies, Ltd.	195,519	6,690,660
Diodes, Inc.†	132,000	2,630,760
Fairchild Semiconductor International, Inc.†	278,700	3,974,262
Infineon Technologies AG	165,000	1,413,342
LSI Corp.†	223,400	1,554,864
Microsemi Corp.†.	267,900	5,526,777
NVIDIA Corp.	92,870	1,175,735

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
ON Semiconductor Corp.†	111,617	$892,936

		23,859,336

Electronic Parts Distribution — 0.4%
Avnet, Inc.†	41,322	1,459,080
Rexel SA†	84,048	1,948,784

		3,407,864

Electronic Security Devices — 0.3%
Tyco International, Ltd.	78,200	2,503,182

Engineering/R&D Services — 1.0%
Fluor Corp.	35,110	2,173,309
Foster Wheeler AG†	69,610	1,674,817
KBR, Inc.	145,000	4,406,550

		8,254,676

Enterprise Software/Service — 0.2%
CA, Inc.	76,704	1,878,481

Entertainment Software — 0.1%
Electronic Arts, Inc.†	50,741	889,490

Finance - Consumer Loans — 0.2%
SLM Corp.	65,205	1,236,939

Finance - Credit Card — 0.3%
Discover Financial Services	60,017	2,312,455

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	71,629	1,163,255
Raymond James Financial, Inc.	59,230	2,599,013
TD Ameritrade Holding Corp.	127,140	2,416,931

		6,179,199

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food - Misc./Diversified — 0.5%
Ingredion, Inc.	40,900	2,707,580
Kellogg Co.	18,691	1,130,805

		3,838,385

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	21,000	847,140

Gas - Distribution — 0.8%
UGI Corp.	182,511	6,537,544

Gold Mining — 0.5%
AuRico Gold, Inc.†	231,000	1,452,990
New Gold, Inc.†	273,000	2,405,130

		3,858,120

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	327,054	7,633,440

Human Resources — 1.2%
Manpower, Inc.	32,705	1,785,693
Robert Half International, Inc.	101,053	3,592,434
TrueBlue, Inc.†	236,600	4,587,674

		9,965,801

Identification Systems — 0.9%
Brady Corp., Class A	97,397	3,316,368
Checkpoint Systems, Inc.†	364,009	4,317,147

		7,633,515

Industrial Gases — 0.3%
Yingde Gases Group Co., Ltd.	1,983,000	2,319,074

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Instruments - Controls — 0.7%
Honeywell International, Inc.	84,900	$5,951,490

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	67,235	2,497,108

Insurance - Life/Health — 2.0%
Principal Financial Group, Inc.	168,977	5,341,363
Symetra Financial Corp.	77,306	1,018,120
Torchmark Corp.	51,170	2,875,242
Unum Group	291,133	7,124,025

		16,358,750

Insurance - Multi-line — 1.2%
Loews Corp.	27,935	1,204,278
XL Group PLC	307,700	8,812,528

		10,016,806

Insurance - Property/Casualty — 0.9%
Alleghany Corp.†	6,026	2,277,044
Arch Capital Group, Ltd.†	25,899	1,272,159
Hanover Insurance Group, Inc.	96,000	4,097,280

		7,646,483

Insurance - Reinsurance — 1.9%
Axis Capital Holdings, Ltd.	31,841	1,296,884
Everest Re Group, Ltd.	39,899	4,971,814
Reinsurance Group of America, Inc.	165,890	9,538,675

		15,807,373

Internet Security — 0.2%
Symantec Corp.†	78,604	1,842,478

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	116,202	3,113,052

Leisure Products — 0.3%
Brunswick Corp.	65,834	2,398,991

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	67,000	4,564,710

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	161,100	6,521,328

Machinery - Farming — 0.8%
AGCO Corp.	127,014	6,538,681

Machinery - General Industrial — 0.7%
Albany International Corp., Class A	110,839	3,165,562
IDEX Corp.	51,200	2,607,616

		5,773,178

Machinery - Pumps — 0.4%
Flowserve Corp.	18,152	2,913,396

Medical Instruments — 0.4%
Boston Scientific Corp.†	494,400	3,653,616

Medical Labs & Testing Services — 0.2%
ICON PLC	33,342	1,038,937
Quest Diagnostics, Inc.	15,254	856,817

		1,895,754

Medical Products — 0.3%
CareFusion Corp.†	86,603	2,835,382

Medical - Drugs — 1.4%
Almirall SA	591,312	7,511,434
UCB SA	71,298	4,118,926

		11,630,360

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 0.5%
Impax Laboratories, Inc.†	219,897	$4,360,557

Medical - HMO — 1.0%
Cigna Corp.	42,664	2,494,137
Humana, Inc.	23,538	1,606,704
WellCare Health Plans, Inc.†	77,700	4,443,663

		8,544,504

Medical - Hospitals — 0.3%
Universal Health Services, Inc., Class B	30,200	1,748,278
Vanguard Health Systems, Inc.†	56,000	832,720

		2,580,998

Medical - Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	143,887	6,791,466
McKesson Corp.	29,235	3,102,711

		9,894,177

Metal Processors & Fabrication — 0.4%
Timken Co.	62,500	3,395,000

Metal - Diversified — 0.2%
Molycorp, Inc.†	241,500	1,482,810

Office Supplies & Forms — 1.2%
ACCO Brands Corp.†	583,000	4,372,500
Avery Dennison Corp.	139,000	5,678,150

		10,050,650

Oil & Gas Drilling — 0.7%
Ensco PLC, Class A	29,072	1,748,390
Ocean Rig UDW, Inc.†	273,100	3,979,067

		5,727,457

Oil Companies - Exploration & Production — 3.1%
Cobalt International Energy, Inc.†	296,665	7,318,726
EQT Corp.	23,918	1,508,987
Japan Petroleum Exploration Co.	48,000	1,820,261
Kosmos Energy, Ltd.†	72,428	791,638
Newfield Exploration Co.†	86,327	1,995,880
Noble Energy, Inc.	28,427	3,150,564
QEP Resources, Inc.	139,600	4,252,216
Rosetta Resources, Inc.†	24,732	1,203,954
SM Energy Co.	40,742	2,358,147
Southwestern Energy Co.†	37,026	1,268,881

		25,669,254

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	20,351	1,296,766

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	72,418	3,301,537

Oil - Field Services — 0.5%
Trican Well Service, Ltd.	295,100	3,803,034
Weatherford International, Ltd.†	59,824	710,709

		4,513,743

Paper & Related Products — 0.2%
International Paper Co.	32,885	1,447,269

Pharmacy Services — 0.3%
Omnicare, Inc.	73,596	2,742,187

Power Converter/Supply Equipment — 1.4%
Hubbell, Inc., Class B	121,703	11,307,426

Publishing - Books — 0.1%
McGraw-Hill Cos., Inc.	22,246	1,035,551

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 3.3%
American Assets Trust, Inc.	159,912	$4,834,140
Duke Realty Corp.	51,027	824,596
Equity Lifestyle Properties, Inc.	67,100	4,944,599
Equity Residential	22,576	1,242,583
Hatteras Financial Corp.	128,800	3,437,672
Kimco Realty Corp.	148,797	3,239,311
Regency Centers Corp.	23,728	1,231,009
Taubman Centers, Inc.	13,784	1,057,508
Ventas, Inc.	15,215	1,076,918
Vornado Realty Trust	15,612	1,252,238
Weyerhaeuser Co.	161,400	4,746,774

		27,887,348

Real Estate Operations & Development — 1.0%
BR Properties SA	330,000	4,101,243
Forest City Enterprises, Inc., Class A†	219,755	3,524,870
Iguatemi Empresa de Shopping Centers SA	71,600	984,618

		8,610,731

Retail - Apparel/Shoe — 1.2%
Ascena Retail Group, Inc.†	167,500	2,812,325
Express, Inc.†	75,000	1,387,500
Finish Line, Inc., Class A	133,000	2,408,630
Men’s Wearhouse, Inc.	92,100	2,589,852
Ross Stores, Inc.	11,766	681,957

		9,880,264

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	20,130	493,185

Retail - Discount — 0.3%
Family Dollar Stores, Inc.	46,900	2,699,095

Retail - Mail Order — 0.1%
Williams-Sonoma, Inc.	20,248	919,259

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.	21,543	1,168,061

Retail-Office Supplies — 0.8%
Staples, Inc.	504,136	6,644,512

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	58,793	2,416,392

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	247,673	6,855,589

Savings & Loans/Thrifts — 0.7%
BankUnited, Inc.	155,498	4,409,923
Beneficial Mutual Bancorp, Inc.†	56,476	541,605
EverBank Financial Corp.	64,200	969,420

		5,920,948

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	38,819	1,755,395

Semiconductor Equipment — 1.7%
Brooks Automation, Inc.	310,500	3,139,155
LTX-Credence Corp.†	298,234	1,729,757
Teradyne, Inc.†	558,300	9,357,108

		14,226,020

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	32,345	1,553,854

Steel - Producers — 0.5%
Carpenter Technology Corp.	96,000	4,534,080

Steel - Specialty — 0.2%
Universal Stainless & Alloy†	52,202	1,852,649

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.2%
Amdocs, Ltd.	56,432	$2,058,075

Telecommunication Equipment — 0.5%
Harris Corp.	93,562	4,497,525

Television — 0.4%
CBS Corp., Class B	72,296	3,136,923

Tobacco — 0.1%
Lorillard, Inc.	21,898	843,949

Tools - Hand Held — 1.0%
Stanley Black & Decker, Inc.	100,888	7,939,886

Toys — 0.8%
Mattel, Inc.	159,628	6,504,841

Transactional Software — 0.1%
VeriFone Systems, Inc.†	40,000	758,800

X-Ray Equipment — 0.2%
Hologic, Inc.†	65,989	1,440,540

Total Long-Term Investment Securities
(cost $659,629,153)		784,607,197

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
SSgA Money Market Fund (cost $5,021,202)	5,021,202	5,021,202

REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $6,554,001 and collateralized by $6,870,000 of Federal Home Loan Bank Discount Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,741,504	$6,544,000	6,544,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $40,362,011 and collateralized by $38,980,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $41,172,625	40,362,000	40,362,000

Total Repurchase Agreements
(cost $46,906,000)		46,906,000

TOTAL INVESTMENTS
(cost $711,556,355)(3)	100.3%	836,534,399
Liabilities in excess of other assets	(0.3)	(2,301,906)

NET ASSETS —	100.0%	$834,232,493

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions exempt from registration, normally to qualify institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $8,414 representing 0.00% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$52,211,997	$—	$—	$52,211,997
Finance - Other Services	—	—	8,414	8,414
Other Industries*	732,386,786	—	—	732,386,786
Short-Term Investment Securities:
Registered Investment Companies	5,021,202	—	—	5,021,202
Repurchase Agreement	—	46,906,000	—	46,906,000

Total	$789,619,985	$46,906,000	$8,414	$836,534,399

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $22,992,971 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.4%
Fixed Income Investment Companies	30.7
International Equity Investment Companies	15.6
Real Estate Investment Companies	4.3

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.4%
VALIC Co. I Blue Chip Growth Fund	1,209,944	$15,934,968
VALIC Co. I Dividend Value Fund	3,957,027	42,498,469
VALIC Co. I Mid Cap Strategic Growth Fund	89,773	1,167,047
VALIC Co. I Nasdaq-100 Index Fund	1,894,873	12,127,186
VALIC Co. I Science & Technology Fund†	721,851	12,834,509
VALIC Co. I Small Cap Special Values Fund	762,525	7,998,887
VALIC Co. I Stock Index Fund	3,067,898	85,318,243
VALIC Co. I Value Fund	209,836	2,390,029
VALIC Co. II Capital Appreciation Fund	1,118,265	13,005,416
VALIC Co. II Large Cap Value Fund	361,675	4,741,561
VALIC Co. II Mid Cap Growth Fund	577,474	5,110,648
VALIC Co. II Mid Cap Value Fund	1,951,552	38,855,392
VALIC Co. II Small Cap Growth Fund	305,790	4,122,050
VALIC Co. II Small Cap Value Fund	1,291,847	18,602,597

Total Domestic Equity Investment Companies
(cost $230,964,184)		264,707,002

Fixed Income Investment Companies — 30.7%
VALIC Co. I Capital Conservation Fund	1,258,615	12,712,014
VALIC Co. I Government Securities Fund	1,102,603	12,216,847
VALIC Co. I Inflation Protected Fund	1,079,989	12,776,269
VALIC Co. I International Government Bond Fund	42,564	526,948
VALIC Co. II Core Bond Fund	6,616,817	72,983,488
VALIC Co. II High Yield Bond Fund	2,772,278	21,124,758
VALIC Co. II Strategic Bond Fund	2,774,455	32,183,679

Total Fixed Income Investment Companies
(cost $161,333,843)		164,524,003

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 15.6%
VALIC Co. I Emerging Economies Fund	7,454,888	$63,068,357
VALIC Co. I Foreign Value Fund	677,944	6,162,511
VALIC Co. I International Equities Fund	1,071,904	6,795,870
VALIC Co. I International Growth Fund	631,015	7,572,176

Total International Equity Investment Companies
(cost $76,877,714)		83,598,914

Real Estate Investment Companies — 4.3%
VALIC Co. I Global Real Estate Fund (cost $19,544,235)	2,628,054	23,126,871

TOTAL INVESTMENTS
(cost $488,719,976)(2)	100.0%	535,956,790
Liabilities in excess of other assets	0.0	(19,711)

NET ASSETS —	100.0%	$535,937,079

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$264,707,002	$—	$—	$264,707,002
Fixed Income Investment Companies	164,524,003	—	—	164,524,003
International Equity Investment Companies	83,598,914	—	—	83,598,914
Real Estate Investment Companies	23,126,871	—	—	23,126,871

Total	$535,956,790	$—	$—	$535,956,790

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

U.S. Government Agencies	33.9%
Commercial Banks	23.5
U.S. Government Treasuries	10.2
Diversified Banking Institutions	9.0
Repurchase Agreement	6.1
Banks — Super Regional	5.5
Money Center Banks	4.5
Fiduciary Banks	3.9
Diversified Financial Services	2.1
Cosmetics & Toiletries	1.4

100.1%

Weighted Average Days to Maturity	57.0

Credit Quality@#

Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 94.0%
Certificates of Deposit — 28.6%
Barclays Bank PLC NY 0.16% due 03/11/2013	$3,500,000	$3,500,000
Citibank NA 0.26% due 05/20/2013	3,250,000	3,250,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 03/01/2013	4,000,000	4,000,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 03/07/2013	3,000,000	3,000,000
Deutsche Bank AG NY FRS 0.86% due 03/15/2013	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.29% due 04/26/2013	3,250,000	3,250,000
Nordea Bank Finland PLC NY FRS 0.20% due 08/08/2013	3,300,000	3,300,000
Rabobank Nederland NV NY FRS 0.33% due 01/31/2014	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.41% due 07/11/2013	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.36% due 11/04/2013	3,800,000	3,800,000
Royal Bank of Canada NY FRS 0.41% due 04/02/2013	3,100,000	3,100,250
Svenska Handelsbanken NY 0.22% due 04/22/2013	3,500,000	3,500,025
Svenska Handelsbanken NY 0.26% due 03/13/2013	3,000,000	3,000,005
UBS AG Stamford CT FRS 0.37% due 04/19/2013	3,000,000	3,000,000
UBS AG Stamford CT FRS 0.39% due 10/17/2013	3,250,000	3,250,000

Total Certificates of Deposit
(amortized cost $50,450,280)		50,450,280

Commercial Paper — 12.2%
Barclays US Funding Corp. 0.37% due 04/09/2013	3,400,000	3,399,079
Deutsche Bank Financial LLC 0.16% due 03/01/2013	4,000,000	4,000,000
JPMorgan Chase & Co. FRS 0.30% due 09/03/2013	3,350,000	3,350,000
Lloyds TSB Bank PLC 0.15% due 03/01/2013	4,000,000	4,000,000
State Street Corp. 0.21% due 03/05/2013	3,300,000	3,299,923
State Street Corp. 0.21% due 04/12/2013	3,500,000	3,499,143

Total Commercial Paper
(amortized cost $21,548,145)		21,548,145

U.S. Corporate Bonds & Notes — 9.1%
Bank of America NA 0.20% due 03/13/2013	3,000,000	3,000,000
Bank of America NA 0.30% due 04/15/2013	3,500,000	3,500,000
Citigroup, Inc. Senior Notes 6.50% due 08/19/2013	2,250,000	2,312,688
General Electric Capital Corp. FRS Senior Notes 0.44% due 05/08/2013	250,000	250,104
General Electric Capital Corp. FRS Senior Notes 0.91% due 03/14/2013	400,000	400,110
General Electric Capital Corp. FRS Senior Notes 0.91% due 06/19/2013	3,000,000	3,006,100

Security Description	Principal Amount	Value (Note 2)

U.S. Corporate Bonds & Notes (continued)
Procter & Gamble Co. FRS Senior Notes 0.22% due 02/06/2014	$2,500,000	$2,499,584
Royal Bank of Canada Senior Notes 2.10% due 07/29/2013	1,000,000	1,007,202

Total U.S. Corporate Bonds & Notes
(amortized cost $15,975,788)		15,975,788

U.S. Government Agencies — 33.9%
Federal Farm Credit Bank
0.13% due 10/21/2013	1,000,000	999,155
0.18% due 09/11/2013	3,500,000	3,496,605
Federal Farm Credit Bank FRS
0.15% due 12/06/2013	4,500,000	4,500,000
0.16% due 02/19/2014	1,200,000	1,200,000
0.17% due 03/15/2013	150,000	150,001
0.17% due 04/17/2013	3,700,000	3,700,146
0.17% due 07/24/2013	250,000	250,010
0.17% due 09/16/2013	150,000	150,009
0.18% due 06/04/2013	3,750,000	3,749,902
0.19% due 11/18/2013	475,000	475,069
0.21% due 08/06/2013	1,500,000	1,499,997
0.21% due 03/26/2014	1,700,000	1,699,815
0.22% due 08/22/2013	1,750,000	1,750,601
0.26% due 06/26/2013	150,000	150,054
0.27% due 07/10/2013	300,000	300,076
Federal Home Loan Bank
0.10% due 03/15/2013	3,250,000	3,249,874
0.11% due 05/08/2013	1,500,000	1,499,688
0.13% due 08/20/2013	500,000	499,823
0.17% due 05/03/2013	1,750,000	1,749,495
0.17% due 12/20/2013	1,750,000	1,749,766
0.21% due 04/08/2013	1,980,000	1,979,561
Federal Home Loan Bank FRS
0.06% due 04/09/2013	2,950,000	2,950,000
0.11% due 02/14/2014	1,000,000	999,519
Federal Home Loan Mtg. Corp.
0.10% due 07/09/2013	1,500,000	1,499,458
0.15% due 03/19/2013	2,000,000	1,999,850
0.16% due 06/25/2013	1,750,000	1,749,098
0.18% due 02/24/2014	1,200,000	1,197,840
Federal Home Loan Mtg. Corp. FRS
0.15% due 05/06/2013	150,000	150,001
0.15% due 05/16/2013	700,000	700,000
0.15% due 06/03/2013	180,000	180,000
0.16% due 03/21/2013	400,000	400,005
Federal National Mtg. Assoc.
0.11% due 07/22/2013	4,000,000	3,998,252
0.15% due 09/03/2013	3,250,000	3,247,481
0.16% due 03/04/2013	1,500,000	1,499,980
0.16% due 02/03/2014	4,000,000	3,993,973
4.13% due 04/15/2013	200,000	200,976
Federal National Mtg. Assoc. FRS 0.19% due 08/12/2013	200,000	200,027

Total U.S. Government Agencies
(amortized cost $59,766,107)		59,766,107

U.S. Government Treasuries — 10.2%
United States Treasury Bills
0.09% due 03/14/2013	3,400,000	3,399,890
0.13% due 04/25/2013	4,500,000	4,499,141
0.17% due 03/07/2013	1,200,000	1,199,966
0.18% due 04/04/2013	5,130,000	5,129,122

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries (continued)
United States Treasury Notes
0.25% due 01/31/2014	$250,000	$250,168
0.38% due 07/31/2013	250,000	250,223
0.50% due 11/15/2013	1,500,000	1,503,260
1.00% due 01/15/2014	1,700,000	1,712,233

Total U.S. Government Treasuries
(amortized cost $17,944,003)		17,944,003

Total Short-Term Investment Securities — 94.0%
(amortized cost $165,684,323)		165,684,323

REPURCHASE AGREEMENT — 6.1%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $10,776,000)	10,776,000	10,776,000

Security Description	Principal Amount	Value (Note 2)

TOTAL INVESTMENTS
(amortized cost $176,460,323)(2)	100.1%	$176,460,323
Liabilities in excess of other assets	(0.1)	(123,629)

NET ASSETS —	100.0%	$176,336,694

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2013 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$50,450,280	$—	$50,450,280
Commercial Paper	—	21,548,145	—	21,548,145
U.S. Corporate Bonds & Notes	—	15,975,788	—	15,975,788
U.S. Government Agencies	—	59,766,107	—	59,766,107
U.S. Government Treasuries	—	17,944,003	—	17,944,003
Repurchase Agreement	—	10,776,000	—	10,776,000

Total	$—	$176,460,323	$—	$176,460,323

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	4.5%
Building & Construction Products — Misc.	4.5
Applications Software	4.4
Investment Management/Advisor Services	3.1
Oil Companies — Exploration & Production	3.0
Transport — Truck	2.5
Machinery — General Industrial	2.4
Oil Field Machinery & Equipment	2.4
Wireless Equipment	2.3
Electronic Components — Semiconductors	2.2
Computer Software	2.1
E-Commerce/Services	2.1
Internet Application Software	2.0
Real Estate Investment Trusts	2.0
Patient Monitoring Equipment	1.9
Medical — HMO	1.8
Medical Products	1.8
Medical — Drugs	1.7
Retail — Automobile	1.7
Retail — Apparel/Shoe	1.6
Medical — Hospitals	1.6
Retirement/Aged Care	1.6
Retail — Appliances	1.6
Machinery — Pumps	1.3
Retail — Catalog Shopping	1.3
Lighting Products & Systems	1.3
Diversified Manufacturing Operations	1.3
Investment Companies	1.2
Medical Imaging Systems	1.2
Internet Incubators	1.2
Entertainment Software	1.1
Semiconductor Components — Integrated Circuits	1.1
Therapeutics	1.1
Footwear & Related Apparel	1.1
Distribution/Wholesale	1.1
Communications Software	1.1
E-Marketing/Info	1.1
Time Deposits	1.0
Medical Instruments	1.0
Power Converter/Supply Equipment	1.0
Data Processing/Management	1.0
Instruments — Scientific	1.0
Insurance — Property/Casualty	1.0
Computers — Voice Recognition	0.9
Resorts/Theme Parks	0.9
Banks — Commercial	0.9
Aerospace/Defense — Equipment	0.9
Retail — Building Products	0.8
Drug Delivery Systems	0.8
Food — Dairy Products	0.8
Metal Processors & Fabrication	0.8
Engineering/R&D Services	0.7
Computer Data Security	0.7
Enterprise Software/Service	0.7
Advanced Materials	0.7
Web Portals/ISP	0.7
Finance — Investment Banker/Broker	0.7
Healthcare Safety Devices	0.7
Internet Connectivity Services	0.7
Auto — Cars/Light Trucks	0.6
Hotels/Motels	0.6
Recreational Vehicles	0.6
Internet Telephone	0.6
Commercial Services	0.6
MRI/Medical Diagnostic Imaging	0.6
Apparel Manufacturers	0.6
Casino Services	0.6
Computers — Memory Devices	0.6
Transport — Marine	0.5

Networking Products	0.5%
Food — Retail	0.5
Auction Houses/Art Dealers	0.5
Building — Residential/Commercial	0.5
Retail — Misc./Diversified	0.5
Medical — Generic Drugs	0.4
Food — Misc./Diversified	0.4
Retail — Regional Department Stores	0.4

99.3%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Advanced Materials — 0.7%
Hexcel Corp.†	22,900	$624,025

Aerospace/Defense - Equipment — 0.9%
HEICO Corp.	16,923	734,627

Apparel Manufacturers — 0.6%
Oxford Industries, Inc.	10,130	492,419

Applications Software — 4.4%
Demandware, Inc.†	27,270	721,291
Imperva, Inc.†	21,650	790,225
Infoblox, Inc.†	51,430	1,084,659
NetSuite, Inc.†	11,080	773,273
RealPage, Inc.†	18,880	408,941

		3,778,389

Auction House/Art Dealers — 0.5%
Sotheby’s	10,310	394,151

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	15,330	533,944

Banks - Commercial — 0.9%
Signature Bank†	9,950	738,986

Building & Construction Products - Misc. — 4.5%
Armstrong World Industries, Inc.	16,830	860,518
Fortune Brands Home & Security, Inc.†	35,520	1,227,216
Simpson Manufacturing Co., Inc.	18,710	544,461
Trex Co., Inc.†	26,200	1,237,688

		3,869,883

Building - Residential/Commercial — 0.5%
TRI Pointe Homes, Inc.†	21,390	393,576

Casino Services — 0.6%
Scientific Games Corp., Class A†	53,970	485,730

Commercial Services — 0.6%
ServiceSource International, Inc.†	78,930	498,838

Communications Software — 1.1%
Audience, Inc.†	23,090	314,948
SolarWinds, Inc.†	11,020	622,189

		937,137

Computer Data Security — 0.7%
Fortinet, Inc.†	26,220	634,000

Computer Software — 2.1%
Cornerstone OnDemand, Inc.†	29,190	988,373
Envestnet, Inc.†	53,050	813,787

		1,802,160

Computers - Memory Devices — 0.6%
Fusion-io, Inc.†	28,600	482,768

Computers - Voice Recognition — 0.9%
Vocera Communications, Inc.†	30,760	811,141

Data Processing/Management — 1.0%
CommVault Systems, Inc.†	11,720	866,694

Distribution/Wholesale — 1.1%
Watsco, Inc.	12,070	939,891

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	16,370	1,111,032

Drug Delivery Systems — 0.8%
Nektar Therapeutics†	76,490	709,062

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 2.1%
OpenTable, Inc.†	22,310	$1,240,436
Zillow, Inc., Class A†	12,180	523,253

		1,763,689

E-Marketing/Info — 1.1%
ReachLocal, Inc.†	73,400	919,702

Electronic Components - Semiconductors — 2.2%
Cavium, Inc.†	31,800	1,174,056
Inphi Corp.†	74,610	720,733

		1,894,789

Engineering/R&D Services — 0.7%
Mistras Group, Inc.†	31,470	643,562

Enterprise Software/Service — 0.7%
Concur Technologies, Inc.†	8,990	631,098

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	66,670	976,049

Finance - Investment Banker/Broker — 0.7%
Stifel Financial Corp.†	17,900	618,266

Food - Dairy Products — 0.8%
WhiteWave Foods Co., Class A†	44,570	697,075

Food - Misc./Diversified — 0.4%
Annie’s, Inc.†	7,600	318,896

Food - Retail — 0.5%
Fresh Market, Inc.†	8,660	403,729

Footwear & Related Apparel — 1.1%
Wolverine World Wide, Inc.	22,330	942,326

Healthcare Safety Devices — 0.7%
Unilife Corp.†	240,670	604,082

Hotel/Motels — 0.6%
Morgans Hotel Group Co.†	105,630	518,643

Instruments - Scientific — 1.0%
Fluidigm Corp.†	50,200	866,452

Insurance - Property/Casualty — 1.0%
Amtrust Financial Services, Inc.	25,719	855,157

Internet Application Software — 2.0%
Dealertrack Technologies, Inc.†	38,240	1,127,697
Splunk, Inc.†	16,230	586,390

		1,714,087

Internet Connectivity Services — 0.7%
Boingo Wireless, Inc.†	95,710	581,917

Internet Incubators — 1.2%
HomeAway, Inc.†	34,440	1,015,980

Internet Telephone — 0.6%
BroadSoft, Inc.†	23,940	502,740

Investment Companies — 1.2%
PennantPark Investment Corp.	91,903	1,066,075

Investment Management/Advisor Services — 3.1%
Affiliated Managers Group, Inc.†	6,220	909,551
Cohen & Steers, Inc.	19,620	646,871
Financial Engines, Inc.†	33,730	1,102,296

		2,658,718

Lighting Products & Systems — 1.3%
Acuity Brands, Inc.	16,610	1,131,639

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial — 2.4%
Middleby Corp.†	8,460	$1,263,163
Wabtec Corp.	8,570	838,060

		2,101,223

Machinery - Pumps — 1.3%
Graco, Inc.	19,700	1,144,570

Medical Imaging Systems — 1.2%
MELA Sciences, Inc.†	69,800	104,002
Novadaq Technologies, Inc.†	94,300	934,513

		1,038,515

Medical Instruments — 1.0%
Bruker Corp.†	51,070	895,768

Medical Products — 1.8%
Syneron Medical, Ltd.†	84,650	869,355
Tornier NV†	37,470	651,229

		1,520,584

Medical - Biomedical/Gene — 4.5%
Acorda Therapeutics, Inc.†	15,060	448,035
Aegerion Pharmaceuticals, Inc.†	28,350	853,902
Ariad Pharmaceuticals, Inc.†	18,530	389,686
Cubist Pharmaceuticals, Inc.†	19,940	846,054
Exact Sciences Corp.†	44,480	475,047
Halozyme Therapeutics, Inc.†	72,340	394,976
Puma Biotechnology, Inc.†	19,330	496,974

		3,904,674

Medical - Drugs — 1.7%
Sagent Pharmaceuticals, Inc.†	35,620	584,168
Synta Pharmaceuticals Corp.†	54,350	466,866
ViroPharma, Inc.†	17,570	438,196

		1,489,230

Medical - Generic Drugs — 0.4%
Impax Laboratories, Inc.†	18,180	360,509

Medical - HMO — 1.8%
Health Net, Inc.†	24,970	642,728
WellCare Health Plans, Inc.†	15,600	892,164

		1,534,892

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	51,030	1,389,037

Metal Processors & Fabrication — 0.8%
Rexnord Corp.†	33,180	675,877

MRI/Medical Diagnostic Imaging — 0.6%
Imris, Inc.†	123,430	493,720

Networking Products — 0.5%
Palo Alto Networks, Inc.†	6,690	408,960

Oil Companies - Exploration & Production — 3.0%
Laredo Petroleum Holdings, Inc.†	39,390	675,145
Oasis Petroleum, Inc.†	29,760	1,092,192
Rosetta Resources, Inc.†	17,170	835,835

		2,603,172

Oil Field Machinery & Equipment — 2.4%
Dril-Quip, Inc.†	14,800	1,217,004
Forum Energy Technologies, Inc.†	31,640	844,155

		2,061,159

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 1.9%
Insulet Corp.†	49,090	$1,107,962
Masimo Corp.	25,105	498,334

		1,606,296

Power Converter/Supply Equipment — 1.0%
Generac Holdings, Inc.	25,840	890,188

Real Estate Investment Trusts — 2.0%
BRE Properties, Inc.	8,990	437,004
Douglas Emmett, Inc.	33,410	818,879
Home Properties, Inc.	7,260	453,169

		1,709,052

Recreational Vehicles — 0.6%
Arctic Cat, Inc.†	13,960	507,167

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	13,460	743,530

Retail - Apparel/Shoe — 1.6%
Children’s Place Retail Stores, Inc.†	13,560	616,438
Francesca’s Holdings Corp.†	24,380	620,471
Vera Bradley, Inc.†	6,980	175,896

		1,412,805

Retail - Appliances — 1.6%
Conn’s, Inc.†	41,750	1,337,670

Retail - Automobile — 1.7%
Rush Enterprises, Inc., Class A†	59,010	1,445,745

Retail - Building Products — 0.8%
Lumber Liquidators Holdings, Inc.†	12,330	729,813

Retail - Catalog Shopping — 1.3%
MSC Industrial Direct Co., Class A	13,370	1,140,728

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†	9,830	391,234

Retail - Regional Department Stores — 0.4%
Stage Stores, Inc.	12,290	303,440

Retirement/Aged Care — 1.6%
Emeritus Corp.†	47,930	1,365,526

Semiconductor Components - Integrated Circuits — 1.1%
Hittite Microwave Corp.†	14,950	969,059

Therapeutics — 1.1%
Onyx Pharmaceuticals, Inc.†	7,580	570,850
Threshold Pharmaceuticals, Inc.†	85,910	397,763

		968,613

Transport - Marine — 0.5%
Kirby Corp.†	6,100	463,478

Transport - Truck — 2.5%
Marten Transport, Ltd.	43,059	891,321
Old Dominion Freight Line, Inc.†	34,127	1,226,866

		2,118,187

Web Portals/ISP — 0.7%
Trulia, Inc.†	25,980	619,363

Wireless Equipment — 2.3%
Aruba Networks, Inc.†	52,330	1,304,063
Ruckus Wireless, Inc.†	32,910	702,958

		2,007,021

Total Long-Term Investment Securities
(cost $75,171,259)		84,513,929

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2013 (cost $899,000)	$899,000	$899,000

TOTAL INVESTMENTS
(cost $76,070,259)(1)	99.3%	85,412,929
Other assets less liabilities	0.7	594,221

NET ASSETS —	100.0%	$86,007,150

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$84,513,929	$—	$—	$84,513,929
Short-Term Investment Securities:
Time Deposits	—	899,000	—	899,000

Total	$84,513,929	$899,000	$—	$85,412,929

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Banks — Commercial	11.2%
Real Estate Investment Trusts	7.1
Repurchase Agreements	5.0
Electric — Integrated	3.8
Retail — Apparel/Shoe	3.0
Human Resources	2.4
Machinery — General Industrial	2.2
Insurance — Life/Health	2.1
Retail — Office Supplies	1.9
Diversified Manufacturing Operations	1.8
Medical — Biomedical/Gene	1.7
Apparel Manufacturers	1.6
Oil — Field Services	1.5
Oil Companies — Exploration & Production	1.5
Auction Houses/Art Dealers	1.5
Finance — Consumer Loans	1.5
Engineering/R&D Services	1.4
Electronic Components — Semiconductors	1.4
Finance — Investment Banker/Broker	1.3
Telecommunication Equipment	1.3
Semiconductor Equipment	1.2
Gas — Distribution	1.1
Electronic Components — Misc.	1.0
Transport — Truck	1.0
Enterprise Software/Service	1.0
Medical Sterilization Products	0.9
Auto/Truck Parts & Equipment — Original	0.9
Paper & Related Products	0.9
Distribution/Wholesale	0.9
Real Estate Management/Services	0.9
Metal Processors & Fabrication	0.8
Airlines	0.8
Finance — Leasing Companies	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
Insurance — Property/Casualty	0.7
Printing — Commercial	0.7
Consumer Products — Misc.	0.7
Television	0.7
Insurance — Multi-line	0.7
Transport — Marine	0.7
Building & Construction Products — Misc.	0.7
Tobacco	0.6
Insurance — Reinsurance	0.6
Computers — Periphery Equipment	0.6
Food — Baking	0.6
Retail — Regional Department Stores	0.6
Oil Field Machinery & Equipment	0.6
Office Furnishings — Original	0.6
Data Processing/Management	0.6
Computer Software	0.6
Retail — Restaurants	0.6
Resorts/Theme Parks	0.6
Food — Canned	0.5
Building Products — Cement	0.5
Oil Refining & Marketing	0.5
Miscellaneous Manufacturing	0.5
Medical — HMO	0.5
Internet Content — Information/News	0.4
Commercial Services	0.4
Chemicals — Specialty	0.4
Medical Labs & Testing Services	0.4
Transactional Software	0.4
Food — Misc./Diversified	0.4
Computers — Memory Devices	0.4
Instruments — Controls	0.4
Aerospace/Defense — Equipment	0.4
Retail — Automobile	0.4
Retail — Hair Salons	0.3
Precious Metals	0.3
Internet Application Software	0.3
Lasers — System/Components	0.3

Commercial Services — Finance	0.3%
Industrial Automated/Robotic	0.3
Investment Companies	0.3
Engines — Internal Combustion	0.3
Retail — Drug Store	0.3
Medical Products	0.3
Oil & Gas Drilling	0.3
Office Supplies & Forms	0.3
Aerospace/Defense	0.3
Hazardous Waste Disposal	0.3
Telephone — Integrated	0.3
Home Furnishings	0.3
Medical — Drugs	0.3
Medical Instruments	0.2
Diversified Financial Services	0.2
Computer Aided Design	0.2
Machinery — Farming	0.2
Savings & Loans/Thrifts	0.2
Independent Power Producers	0.2
Linen Supply & Related Items	0.2
Power Converter/Supply Equipment	0.2
Networking Products	0.2
Retail — Appliances	0.2
Textile — Apparel	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Medical — Nursing Homes	0.2
Electronic Parts Distribution	0.2
Funeral Services & Related Items	0.2
Diversified Minerals	0.2
Schools	0.2
Publishing — Books	0.2
E-Commerce/Services	0.2
Chemicals — Diversified	0.2
Internet Infrastructure Software	0.2
Machinery — Construction & Mining	0.2
Semiconductor Components — Integrated Circuits	0.1
Rubber/Plastic Products	0.1
Recreational Vehicles	0.1
Medical — Outpatient/Home Medical	0.1
United States Treasury Notes	0.1
Toys	0.1
Food — Retail	0.1
Containers — Paper/Plastic	0.1
Casino Hotels	0.1
Circuit Boards	0.1
Radio	0.1
Gambling (Non-Hotel)	0.1
Physical Therapy/Rehabilitation Centers	0.1
Machinery — Material Handling	0.1
Telecom Services	0.1
Specified Purpose Acquisitions	0.1
Multimedia	0.1
Water	0.1
Computers — Integrated Systems	0.1
Cellular Telecom	0.1
Building Products — Air & Heating	0.1
Casino Services	0.1
Applications Software	0.1
Building Products — Wood	0.1
Food — Wholesale/Distribution	0.1
Steel Pipe & Tube	0.1
Coal	0.1
Building Products — Light Fixtures	0.1
Retail — Misc./Diversified	0.1
Footwear & Related Apparel	0.1
Telecom Equipment — Fiber Optics	0.1
Food — Dairy Products	0.1
Steel — Producers	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.7%
Advanced Materials — 0.0%
STR Holdings, Inc.†	58,400	$116,800

Aerospace/Defense — 0.3%
Cubic Corp.	32,918	1,373,997

Aerospace/Defense - Equipment — 0.4%
GenCorp, Inc.†	144,900	1,746,045

Airlines — 0.8%
Alaska Air Group, Inc.†	18,700	963,985
Republic Airways Holdings, Inc.†	194,918	1,834,178
SkyWest, Inc.	69,080	967,120
US Airways Group, Inc.†	25,500	342,465

		4,107,748

Apparel Manufacturers — 1.6%
Carter’s, Inc.†	48,600	2,741,526
Jones Group, Inc.	461,400	5,324,556

		8,066,082

Applications Software — 0.1%
Infoblox, Inc.†	17,400	366,966

Auction House/Art Dealers — 1.5%
KAR Auction Services, Inc.	348,000	7,384,560

Auto/Truck Parts & Equipment - Original — 0.9%
Dana Holding Corp.	189,200	3,165,316
Meritor, Inc.†	60,678	266,983
Spartan Motors, Inc.	25,500	134,895
Superior Industries International, Inc.	49,200	1,070,100

		4,637,294

Auto/Truck Parts & Equipment - Replacement — 0.2%
Douglas Dynamics, Inc.	65,200	927,144

Banks - Commercial — 11.2%
1st Source Corp.	21,028	495,420
Associated Banc-Corp.	256,800	3,695,352
Bancfirst Corp.	16,040	642,242
BancorpSouth, Inc.	80,200	1,227,060
Bank of Hawaii Corp.	35,180	1,702,360
Banner Corp.	13,200	392,172
BBCN Bancorp, Inc.	28,820	356,792
Cascade Bancorp†	5,200	31,356
Cathay General Bancorp	144,260	2,811,627
Center Bancorp, Inc.	4,500	55,800
Central Pacific Financial Corp.†	28,600	443,014
Century Bancorp, Inc., Class A	1,618	53,394
Chemical Financial Corp.	15,500	379,595
Citizens & Northern Corp.	4,100	79,950
Citizens Republic Bancorp, Inc.†	6,570	135,342
City Holding Co.	37,700	1,429,584
CoBiz Financial, Inc.	20,900	173,261
Community Bank System, Inc.	29,180	842,427
Community Trust Bancorp, Inc.	23,880	815,024
ConnectOne Bancorp, Inc.†	2,800	81,676
Cullen/Frost Bankers, Inc.	6,820	413,019
Financial Institutions, Inc.	15,000	298,950
First Bancorp	14,900	198,766
First Busey Corp.	42,080	189,360
First Citizens BancShares, Inc., Class A	1,740	312,417
First Commonwealth Financial Corp.	284,600	2,069,042
First Community Bancshares, Inc.	9,400	146,828
First Financial Bancorp	47,998	735,809
First Financial Bankshares, Inc.	8,080	360,368
First Interstate BancSystem, Inc.	24,900	454,923
First Merchants Corp.	9,680	143,942
FirstMerit Corp.	85,875	1,298,430

Security Description	Shares	Value (Note 2)

FNB Corp.	99,940	$1,135,318
Fulton Financial Corp.	439	4,983
Glacier Bancorp, Inc.	187,100	3,263,024
Great Southern Bancorp, Inc.	7,800	187,278
Hancock Holding Co.	133,221	4,023,274
Heartland Financial USA, Inc.	11,740	276,360
Hudson Valley Holding Corp.	11,140	169,105
Lakeland Bancorp, Inc.	12,627	121,345
Lakeland Financial Corp.	5,980	147,826
MainSource Financial Group, Inc.	61,600	862,400
MB Financial, Inc.	25,720	609,821
Metro Bancorp, Inc.†	12,700	211,455
MetroCorp Bancshares, Inc.†	12,400	128,216
OmniAmerican Bancorp, Inc.†	8,000	208,480
Oriental Financial Group, Inc.	120,900	1,850,979
Pacific Continental Corp.	8,300	88,229
PacWest Bancorp	33,500	915,555
S&T Bancorp, Inc.	4,680	84,521
Sierra Bancorp	3,620	45,829
Simmons First National Corp., Class A	11,620	292,127
Southwest Bancorp, Inc.†	55,380	719,386
StellarOne Corp.	7,600	116,964
Sterling Financial Corp.	39,100	828,138
Suffolk Bancorp†	3,720	52,378
Susquehanna Bancshares, Inc.	83,800	974,594
SVB Financial Group†	12,020	806,061
TCF Financial Corp.	279,140	3,835,383
Tompkins Financial Corp.	8,548	354,144
Trustmark Corp.	30,900	707,610
UMB Financial Corp.	40,160	1,830,894
Umpqua Holdings Corp.	15,200	190,760
Union First Market Bankshares Corp.	23,100	419,265
Valley National Bancorp.	13,135	131,744
Washington Trust Bancorp, Inc.	8,080	213,635
Webster Financial Corp.	6,000	132,120
West Bancorporation, Inc.	4,080	45,166
West Coast Bancorp	14,420	338,870
Westamerica Bancorporation	11,924	527,637
Wilshire Bancorp, Inc.†	88,300	518,321
Zions Bancorporation	218,800	5,281,832

		55,116,329

Broadcast Services/Program — 0.0%
Nexstar Broadcasting Group, Inc., Class A	9,800	145,628

Building & Construction Products - Misc. — 0.7%
Gibraltar Industries, Inc.†	67,680	1,160,712
NCI Building Systems, Inc.†	67,168	1,098,197
Quanex Building Products Corp.	27,520	547,923
Trex Co., Inc.†	7,678	362,709

		3,169,541

Building Products - Air & Heating — 0.1%
Comfort Systems USA, Inc.	30,000	374,400

Building Products - Cement — 0.5%
Headwaters, Inc.†	11,520	108,403
Texas Industries, Inc.†	40,900	2,374,245

		2,482,648

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	50,400	347,256

Building Products - Wood — 0.1%
Boise Cascade Co.†	13,400	363,140

Building - Residential/Commercial — 0.0%
TRI Pointe Homes, Inc.†	9,500	174,800

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Casino Hotels — 0.1%
Ameristar Casinos, Inc.	22,200	$581,640

Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	16,500	308,550
Scientific Games Corp., Class A†	7,300	65,700

		374,250

Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	72,600	388,410

Chemicals - Diversified — 0.2%
Axiall Corp.	13,500	763,830

Chemicals - Specialty — 0.4%
Minerals Technologies, Inc.	52,660	2,119,038

Circuit Boards — 0.1%
Park Electrochemical Corp.	22,440	567,732

Coal — 0.1%
Cloud Peak Energy, Inc.†	20,300	347,942
Westmoreland Coal Co.†	400	4,200

		352,142

Coffee — 0.0%
Farmer Bros. Co.†	5,100	64,719

Commercial Services — 0.4%
Convergys Corp.	37,900	628,761
Performant Financial Corp.†	18,900	250,425
PHH Corp.†	60,380	1,268,584

		2,147,770

Commercial Services - Finance — 0.3%
Euronet Worldwide, Inc.†	26,000	627,640
Global Cash Access Holdings, Inc.†	67,520	479,392
Vantiv, Inc., Class A†	17,200	374,272
Xoom Corp.†	4,100	87,166

		1,568,470

Communications Software — 0.0%
Audience, Inc.†	13,100	178,684

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	36,058	1,109,144

Computer Services — 0.8%
CACI International, Inc., Class A†	12,100	614,075
DST Systems, Inc.	45,050	3,059,796
Unisys Corp.†	12,946	297,499

		3,971,370

Computer Software — 0.6%
Avid Technology, Inc.†	419,450	2,906,789

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	42,600	392,346

Computers - Memory Devices — 0.4%
Fusion-io, Inc.†	14,000	236,320
Imation Corp.†	22,200	75,702
Spansion, Inc., Class A†	113,500	1,334,760
STEC, Inc.†	31,300	150,866

		1,797,648

Computers - Periphery Equipment — 0.6%
Electronics for Imaging, Inc.†	132,420	3,053,605

Consumer Products - Misc. — 0.7%
American Greetings Corp., Class A	46,620	755,244
Blyth, Inc.	34,784	497,063
Central Garden and Pet Co., Class A†	208,760	1,822,475

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
CSS Industries, Inc.	18,500	$444,185

		3,518,967

Containers - Paper/Plastic — 0.1%
Berry Plastics Group, Inc.†	12,200	234,484
Graphic Packaging Holding Co.†	48,800	362,096

		596,580

Data Processing/Management — 0.6%
CSG Systems International, Inc.†	51,342	996,548
Fair Isaac Corp.	13,720	608,345
Schawk, Inc.	122,800	1,321,328

		2,926,221

Distribution/Wholesale — 0.9%
United Stationers, Inc.	120,150	4,349,430

Diversified Financial Services — 0.2%
DFC Global Corp.†	59,457	1,110,657

Diversified Manufacturing Operations — 1.8%
Federal Signal Corp.†	42,800	333,840
Harsco Corp.	117,000	2,805,660
Leggett & Platt, Inc.	60,098	1,837,797
Standex International Corp.	19,200	1,033,344
Tredegar Corp.	50,160	1,227,917
Trinity Industries, Inc.	35,000	1,513,400

		8,751,958

Diversified Minerals — 0.2%
US Silica Holdings, Inc.	34,100	838,519

Diversified Operations — 0.0%
Resource America, Inc., Class A	7,600	67,716

E-Commerce/Services — 0.2%
Orbitz Worldwide, Inc.†	132,400	564,024
United Online, Inc.	36,058	212,742

		776,766

E-Marketing/Info — 0.0%
ExactTarget, Inc.†	6,100	136,030

Educational Software — 0.0%
Rosetta Stone, Inc.†	10,400	120,432

Electric - Integrated — 3.8%
Avista Corp.	73,880	1,934,917
CH Energy Group, Inc.	8,200	534,066
El Paso Electric Co.	63,800	2,127,730
NorthWestern Corp.	60,718	2,366,788
Pike Electric Corp.	290,450	4,048,873
PNM Resources, Inc.	30,500	685,030
Portland General Electric Co.	83,900	2,490,991
Unitil Corp.	11,000	301,180
UNS Energy Corp.	21,740	1,022,215
Westar Energy, Inc.	93,800	2,909,676

		18,421,466

Electronic Components - Misc. — 1.0%
Bel Fuse, Inc., Class B	15,929	265,377
Jabil Circuit, Inc.	226,500	4,242,345
Vishay Intertechnology, Inc.†	30,300	399,657

		4,907,379

Electronic Components - Semiconductors — 1.4%
Amkor Technology, Inc.†	45,500	184,275
DSP Group, Inc.†	23,580	170,719
Entropic Communications, Inc.†	43,819	193,242

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
First Solar, Inc.†	60,100	$1,553,585
GSI Technology, Inc.†	14,900	95,658
GT Advanced Technologies, Inc.†	40,300	115,258
International Rectifier Corp.†	139,000	2,921,780
IXYS Corp.	14,100	140,577
Lattice Semiconductor Corp.†	65,980	308,786
Peregrine Semiconductor Corp.†	70,100	700,299
Richardson Electronics, Ltd.	12,400	148,304
Supertex, Inc.	9,700	219,123

		6,751,606

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	17,018	902,975

Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	5,900	95,580

Energy - Alternate Sources — 0.0%
Green Plains Renewable Energy, Inc.†	9,900	93,753

Engineering/R&D Services — 1.4%
Argan, Inc.	33,500	560,455
EMCOR Group, Inc.	151,398	5,839,421
Michael Baker Corp.	15,500	375,720

		6,775,596

Engines - Internal Combustion — 0.3%
Briggs & Stratton Corp.	60,900	1,489,614

Enterprise Software/Service — 1.0%
Digital River, Inc.†	23,900	340,336
Informatica Corp.†	81,000	2,835,810
MedAssets, Inc.†	79,100	1,460,977
Proofpoint, Inc.†	3,200	44,736

		4,681,859

Finance - Consumer Loans — 1.5%
Nelnet, Inc., Class A	23,600	783,048
Ocwen Financial Corp.†	101,340	3,994,823
World Acceptance Corp.†	31,558	2,483,614

		7,261,485

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	232,500	2,490,075
Investment Technology Group, Inc.†	67,900	822,269
Oppenheimer Holdings, Inc., Class A	11,900	224,910
Piper Jaffray Cos.†	10,260	395,728
Stifel Financial Corp.†	76,000	2,625,040

		6,558,022

Finance - Leasing Companies — 0.8%
AerCap Holdings NV†	199,000	3,088,480
Aircastle, Ltd.	35,500	478,185
Marlin Business Services Corp.	27,200	515,440

		4,082,105

Food - Baking — 0.6%
Flowers Foods, Inc.	107,000	3,015,260

Food - Canned — 0.5%
TreeHouse Foods, Inc.†	43,000	2,510,770

Food - Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	15,900	248,676

Food - Misc./Diversified — 0.4%
J&J Snack Foods Corp.	27,300	1,889,706

Food - Retail — 0.1%
SUPERVALU, Inc.	154,100	611,777

Security Description	Shares	Value (Note 2)

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	3,020	$57,893
Spartan Stores, Inc.	18,100	301,546

		359,439

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	13,600	321,232

Funeral Services & Related Items — 0.2%
Stewart Enterprises, Inc., Class A	105,920	897,142

Gambling (Non - Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	76,480	507,062

Gas - Distribution — 1.1%
AGL Resources, Inc.	18,159	725,634
Chesapeake Utilities Corp.	4,300	206,529
Laclede Group, Inc.	55,200	2,249,952
New Jersey Resources Corp.	4,960	221,018
Piedmont Natural Gas Co., Inc.	9,760	314,662
Southwest Gas Corp.	32,240	1,460,472

		5,178,267

Hazardous Waste Disposal — 0.3%
EnergySolutions, Inc.†	367,800	1,368,216

Home Furnishings — 0.3%
Ethan Allen Interiors, Inc.	45,950	1,283,843

Human Resources — 2.4%
AMN Healthcare Services, Inc.†	292,500	4,124,250
Barrett Business Services, Inc.	46,900	2,048,592
Korn/Ferry International†	141,450	2,618,240
Monster Worldwide, Inc.†	18,400	94,208
Resources Connection, Inc.	236,100	2,882,781

		11,768,071

Independent Power Producers — 0.2%
NRG Energy, Inc.	41,391	993,384

Industrial Automated/Robotic — 0.3%
Cognex Corp.	23,440	965,494
Hurco Cos., Inc.†	20,600	579,272

		1,544,766

Instruments - Controls — 0.4%
Watts Water Technologies, Inc., Class A	37,360	1,753,678

Insurance - Life/Health — 2.1%
American Equity Investment Life Holding Co.	142,798	1,982,036
CNO Financial Group, Inc.	161,220	1,763,747
StanCorp Financial Group, Inc.	137,258	5,464,241
Symetra Financial Corp.	67,700	891,609

		10,101,633

Insurance - Multi-line — 0.7%
Horace Mann Educators Corp.	161,180	3,297,743

Insurance - Property/Casualty — 0.7%
American Safety Insurance Holdings, Ltd.†	9,600	221,088
Arch Capital Group, Ltd.†	20,000	982,400
Hallmark Financial Services, Inc.†	15,600	141,336
Meadowbrook Insurance Group, Inc.	21,580	151,708
ProAssurance Corp.	41,080	1,926,241
Stewart Information Services Corp.	9,500	219,925

		3,642,698

Insurance - Reinsurance — 0.6%
Argo Group International Holdings, Ltd.	20,400	774,792
Platinum Underwriters Holdings, Ltd.	44,300	2,342,584

		3,117,376

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 0.3%
Bazaarvoice, Inc.†	118,300	$828,100
IntraLinks Holdings, Inc.†	139,500	820,260

		1,648,360

Internet Connectivity Services — 0.0%
Envivio, Inc.†	30,900	52,530

Internet Content - Information/News — 0.4%
WebMD Health Corp.†	88,150	1,948,115
XO Group, Inc.†	24,300	222,345

		2,170,460

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	35,540	762,333

Investment Companies — 0.3%
Apollo Investment Corp.	48,542	421,830
Gladstone Capital Corp.	45,378	412,940
MCG Capital Corp.	79,040	355,680
MVC Capital, Inc.	12,800	163,200
NGP Capital Resources Co.	21,062	148,698

		1,502,348

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	8,420	1,231,256
Eaton Vance Corp.	49,900	1,905,681
GAMCO Investors, Inc., Class A	7,400	395,900
Janus Capital Group, Inc.	14,160	131,122
U.S. Global Investors, Inc., Class A	35,807	136,067

		3,800,026

Lasers - System/Components — 0.3%
Coherent, Inc.	20,540	1,186,390
Electro Scientific Industries, Inc.	14,600	160,746
Newport Corp.†	17,522	286,485

		1,633,621

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	23,460	977,578

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	14,760	756,155

Machinery - Farming — 0.2%
AGCO Corp.	20,360	1,048,133

Machinery - General Industrial — 2.2%
Applied Industrial Technologies, Inc.	53,100	2,305,071
IDEX Corp.	87,050	4,433,457
Kadant, Inc.†	13,300	326,515
Wabtec Corp.	37,400	3,657,346

		10,722,389

Machinery - Material Handling — 0.1%
NACCO Industries, Inc., Class A	7,380	428,704

Medical Instruments — 0.2%
SurModics, Inc.†	47,000	1,191,920

Medical Labs & Testing Services — 0.4%
Covance, Inc.†	31,200	2,077,608

Medical Products — 0.3%
Greatbatch, Inc.†	53,700	1,453,659

Medical Sterilization Products — 0.9%
STERIS Corp.	118,950	4,639,050

Medical - Biomedical/Gene — 1.7%
Bio-Rad Laboratories, Inc., Class A†	24,200	2,981,440
Celldex Therapeutics, Inc.†	23,600	224,672
Charles River Laboratories International, Inc.†	54,400	2,216,256

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
InterMune, Inc.†	71,100	$630,657
Lexicon Pharmaceuticals, Inc.†	235,600	464,132
Oncothyreon, Inc.†	329,400	681,858
PDL BioPharma, Inc.	131,000	935,340

		8,134,355

Medical - Drugs — 0.3%
Achillion Pharmaceuticals, Inc.†	6,000	48,600
Clovis Oncology, Inc.†	30,672	578,474
Durata Therapeutics, Inc.†	26,700	228,285
ViroPharma, Inc.†	14,948	372,803

		1,228,162

Medical - HMO — 0.5%
Magellan Health Services, Inc.†	45,042	2,322,366

Medical - Nursing Homes — 0.2%
Skilled Healthcare Group, Inc., Class A†	156,700	911,994

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	45,400	513,020
Gentiva Health Services, Inc.†	14,295	150,383

		663,403

Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	1,200	22,452
Mueller Industries, Inc.	14,860	790,255
Worthington Industries, Inc.	116,440	3,299,909

		4,112,616

Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.	25,100	1,095,364
FreightCar America, Inc.	60,200	1,266,006

		2,361,370

Multimedia — 0.1%
Journal Communications, Inc., Class A†	73,480	401,936

Networking Products — 0.2%
Anixter International, Inc.	3,700	255,004
Black Box Corp.	23,080	559,921
Calix, Inc.†	17,700	151,689

		966,614

Office Furnishings - Original — 0.6%
Herman Miller, Inc.	51,600	1,238,400
HNI Corp.	25,220	795,943
Knoll, Inc.	11,660	198,453
Steelcase, Inc., Class A	53,938	763,223

		2,996,019

Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	185,750	1,393,125

Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc.†	162,280	1,100,258
Parker Drilling Co.†	66,200	315,112

		1,415,370

Oil Companies - Exploration & Production — 1.5%
Diamondback Energy, Inc.†	4,300	97,653
EPL Oil & Gas, Inc.†	70,900	1,824,257
Oasis Petroleum, Inc.†	76,000	2,789,200
Panhandle Oil and Gas, Inc., Class A	3,400	92,616
Penn Virginia Corp.	157,000	638,990
PetroQuest Energy, Inc.†	96,300	369,792
Stone Energy Corp.†	35,520	726,384
W&T Offshore, Inc.	59,200	879,712

		7,418,604

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.6%
Lufkin Industries, Inc.	42,500	$2,753,150
Natural Gas Services Group, Inc.†	14,100	246,186

		2,999,336

Oil Refining & Marketing — 0.5%
Alon USA Energy, Inc.	10,200	198,798
Delek US Holdings, Inc.	12,300	459,528
Western Refining, Inc.	50,000	1,794,500

		2,452,826

Oil - Field Services — 1.5%
Cal Dive International, Inc.†	185,860	336,407
Helix Energy Solutions Group, Inc.†	158,540	3,711,421
Oceaneering International, Inc.	23,500	1,494,365
Pioneer Energy Services Corp.†	13,740	119,950
Tesco Corp.†	19,200	244,032
TETRA Technologies, Inc.†	165,800	1,530,334

		7,436,509

Paper & Related Products — 0.9%
Buckeye Technologies, Inc.	14,478	401,475
Domtar Corp.	13,520	1,008,051
Neenah Paper, Inc.	33,540	979,368
P.H. Glatfelter Co.	85,600	1,553,640
Resolute Forest Products†	48,600	670,680

		4,613,214

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.†	20,300	489,636

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	17,400	313,896
Powell Industries, Inc.†	11,400	663,594

		977,490

Precious Metals — 0.3%
Coeur d’Alene Mines Corp.†	88,900	1,689,989

Printing - Commercial — 0.7%
ARC Document Solutions, Inc.†	25,400	57,150
Cenveo, Inc.†	403,000	846,300
Quad/Graphics, Inc.	94,100	2,046,675
Valassis Communications, Inc.	22,800	626,772

		3,576,897

Private Equity — 0.0%
Gladstone Investment Corp.	17,700	132,573

Publishing - Books — 0.2%
Scholastic Corp.	26,300	791,630

Publishing - Newspapers — 0.0%
McClatchy Co., Class A†	74,800	194,480

Publishing - Periodicals — 0.0%
Value Line, Inc.	1,700	16,371

Radio — 0.1%
Entercom Communications Corp., Class A†	57,240	429,873
Saga Communications, Inc., Class A	1,866	81,917

		511,790

Real Estate Investment Trusts — 7.1%
Anworth Mortgage Asset Corp.	388,740	2,371,314
Apartment Investment & Management Co., Class A	42,179	1,249,342
Ashford Hospitality Trust, Inc.	140,380	1,652,273
Capstead Mortgage Corp.	221,500	2,777,610
CBL & Associates Properties, Inc.	89,840	2,042,962
Colonial Properties Trust	8,593	185,265

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Coresite Realty Corp.	71,500	$2,316,600
CubeSmart	117,760	1,735,782
CYS Investments, Inc.	111,400	1,321,204
DCT Industrial Trust, Inc.	408,940	2,968,904
DiamondRock Hospitality Co.	68,134	609,118
FelCor Lodging Trust, Inc.†	74,800	375,496
First Industrial Realty Trust, Inc.†	27,018	428,776
Getty Realty Corp.	17,600	349,888
Home Properties, Inc.	14,100	880,122
Hospitality Properties Trust	34,140	911,538
LaSalle Hotel Properties	16,978	431,071
Lexington Realty Trust	125,676	1,440,247
LTC Properties, Inc.	21,120	814,598
Mission West Properties, Inc.(1)(2)	34,060	0
Parkway Properties, Inc.	32,300	546,193
Pennsylvania Real Estate Investment Trust	48,880	882,284
Potlatch Corp.	46,100	2,028,861
PS Business Parks, Inc.	7,700	569,723
RAIT Financial Trust	208,700	1,510,988
Redwood Trust, Inc.	159,200	3,225,392
Strategic Hotels & Resorts, Inc.†	16,100	117,208
Sunstone Hotel Investors, Inc.†	92,668	1,049,929
Taubman Centers, Inc.	2,900	222,488

		35,015,176

Real Estate Management/Services — 0.9%
Jones Lang LaSalle, Inc.	40,500	3,913,920
Realogy Holdings Corp.†	8,400	376,740

		4,290,660

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	5,300	49,131

Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	18,600	675,738

Resorts/Theme Parks — 0.6%
Bluegreen Corp.†	12,500	122,000
Six Flags Entertainment Corp.	39,150	2,615,612

		2,737,612

Retail - Apparel/Shoe — 3.0%
Abercrombie & Fitch Co., Class A	80,800	3,767,704
Aeropostale, Inc.†	238,000	3,098,760
Ascena Retail Group, Inc.†	265,100	4,451,029
Brown Shoe Co., Inc.	38,400	629,760
DSW, Inc., Class A	30,000	2,030,700
New York & Co., Inc.†	22,029	94,945
Stein Mart, Inc.	21,400	182,114
Wet Seal, Inc., Class A†	91,900	270,186

		14,525,198

Retail - Appliances — 0.2%
Conn’s, Inc.†	24,091	771,876
hhgregg, Inc.†	17,600	164,736

		936,612

Retail - Automobile — 0.4%
Group 1 Automotive, Inc.	29,600	1,709,104

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,900	23,636

Retail - Drug Store — 0.3%
Rite Aid Corp.†	897,600	1,472,064

Retail - Hair Salons — 0.3%
Regis Corp.	93,820	1,690,636

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	2,700	$104,247

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†	8,600	342,280

Retail - Office Supplies — 1.9%
Office Depot, Inc.†	366,900	1,478,607
OfficeMax, Inc.	672,300	8,047,431

		9,526,038

Retail - Regional Department Stores — 0.6%
Bon-Ton Stores, Inc.	83,000	890,590
Dillard’s, Inc., Class A	26,640	2,122,675

		3,013,265

Retail - Restaurants — 0.6%
Biglari Holdings, Inc.†	4,000	1,497,520
Bloomin’ Brands, Inc.†	9,300	160,053
Einstein Noah Restaurant Group, Inc.	12,500	168,000
Red Robin Gourmet Burgers, Inc.†	9,600	411,648
Ruth’s Hospitality Group, Inc.†	58,372	528,850

		2,766,071

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.	5,900	149,152

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	35,358	520,470
Proto Labs, Inc.†	3,700	172,013

		692,483

Savings & Loans/Thrifts — 0.2%
BankFinancial Corp.	5,200	41,496
Beneficial Mutual Bancorp, Inc.†	20,800	199,472
ESB Financial Corp.	5,400	74,142
OceanFirst Financial Corp.	11,920	166,165
Rockville Financial, Inc.	20,700	266,202
WSFS Financial Corp.	5,558	264,005

		1,011,482

Schools — 0.2%
Bright Horizons Family Solutions, Inc.†	7,400	206,904
Corinthian Colleges, Inc.†	134,600	286,698
Lincoln Educational Services Corp.	52,200	329,382

		822,984

Semiconductor Components - Integrated Circuits — 0.1%
Aeroflex Holding Corp.†	26,600	246,050
Integrated Device Technology, Inc.†	30,960	210,528
Pericom Semiconductor Corp.†	16,800	117,936
Sigma Designs, Inc.†	26,400	122,760

		697,274

Semiconductor Equipment — 1.2%
ATMI, Inc.†	80,100	1,754,190
Brooks Automation, Inc.	29,580	299,054
Intermolecular, Inc.†	37,200	359,724
Lam Research Corp.†	28,142	1,190,406
LTX-Credence Corp.†	136,100	789,380
Photronics, Inc.†	65,400	434,256
Rudolph Technologies, Inc.†	21,480	236,710
Tessera Technologies, Inc.	38,800	692,192

		5,755,912

Specified Purpose Acquisitions — 0.1%
National Bank Holdings Corp., Class A	22,300	403,407

Security Description	Shares	Value (Note 2)

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	62,940	$353,723

Steel - Producers — 0.1%
Schnitzer Steel Industries, Inc., Class A	8,400	240,324

Storage/Warehousing — 0.0%
Wesco Aircraft Holdings, Inc.†	8,300	112,880

Telecom Equipment - Fiber Optics — 0.1%
Oplink Communications, Inc.†	18,620	286,003

Telecom Services — 0.1%
Aviat Networks, Inc.†	34,900	124,244
Consolidated Communications Holdings, Inc.	17,013	285,818

		410,062

Telecommunication Equipment — 1.3%
Arris Group, Inc.†	113,400	1,967,490
Comtech Telecommunications Corp.	70,500	1,887,990
Plantronics, Inc.	61,500	2,482,140

		6,337,620

Telephone - Integrated — 0.3%
General Communication, Inc., Class A†	152,250	1,286,513

Television — 0.7%
LIN TV Corp., Class A†	102,300	1,163,151
Sinclair Broadcast Group, Inc., Class A	162,240	2,284,339

		3,447,490

Textile - Apparel — 0.2%
Cherokee, Inc.	35,300	493,141
Perry Ellis International, Inc.	17,800	288,716
Unifi, Inc.†	9,400	147,204

		929,061

Therapeutics — 0.0%
Cornerstone Therapeutics, Inc.†	4,200	28,014

Tobacco — 0.6%
Universal Corp.	56,100	3,129,819

Toys — 0.1%
JAKKS Pacific, Inc.	52,471	639,097

Transactional Software — 0.4%
VeriFone Systems, Inc.†	107,900	2,046,863

Transport - Equipment & Leasing — 0.0%
AMERCO	900	135,639

Transport - Marine — 0.7%
International Shipholding Corp.	12,578	230,303
Kirby Corp.†	40,000	3,039,200

		3,269,503

Transport - Services — 0.0%
Pacer International, Inc.†	14,800	61,420

Transport - Truck — 1.0%
Arkansas Best Corp.	12,320	142,173
Celadon Group, Inc.	10,620	211,657
Heartland Express, Inc.	8,400	113,988
Landstar System, Inc.	45,400	2,555,566
Saia, Inc.†	53,520	1,719,597

		4,742,981

Water — 0.1%
California Water Service Group	13,760	276,026
Consolidated Water Co., Ltd.	13,600	124,032

		400,058

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 0.0%
Trulia, Inc.†	4,300	$102,512

Wireless Equipment — 0.0%
RF Micro Devices, Inc.†	23,300	107,413

Total Common Stock
(cost $379,332,539)		464,414,126

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2013(3) (cost $645,199)	$645,000	645,403

Total Long-Term Investment Securities
(cost $379,977,738)		465,059,529

REPURCHASE AGREEMENTS — 5.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $10,937,003 and collateralized by $11,370,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $11,157,336	10,937,000	10,937,000

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/28/2013, to be repurchased 03/01/2013 in the amount of $13,324,004 and collateralized by $13,850,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $13,590,950	$13,324,000	$13,324,000

Total Repurchase Agreements
(cost $24,261,000)		24,261,000

TOTAL INVESTMENTS
(cost $404,238,738)(4)	99.8%	489,320,529
Other assets less liabilities	0.2	1,078,994

NET ASSETS —	100.0%	$490,399,523

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)
127	Long	Russell 2000 E-Mini Index	March 2013	$11,351,084	$11,559,540	$208,456

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$55,116,329	$—	$—	$55,116,329
Real Estate Investments Trusts	35,015,176	—	0	35,015,176
Other Industries*	374,282,621	—	—	374,282,621
U.S. Government Treasuries	—	645,403	—	645,403
Repurchase Agreements	—	24,261,000	—	24,261,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	208,456	—	—	208,456

Total Assets	$464,622,582	$24,906,403	$0	$489,528,985

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Medical — Drugs	5.4%
Repurchase Agreements	5.2
Computers	3.7
Cosmetics & Toiletries	3.5
Banks — Super Regional	3.5
Diversified Banking Institutions	3.3
Medical — Biomedical/Gene	3.0
Oil Companies — Exploration & Production	2.9
Applications Software	2.6
Multimedia	2.5
Insurance — Multi-line	2.3
Finance — Credit Card	2.1
Real Estate Investment Trusts	2.1
Web Portals/ISP	1.8
Cable/Satellite TV	1.8
Commercial Services — Finance	1.8
Gas — Distribution	1.7
Enterprise Software/Service	1.7
Semiconductor Components — Integrated Circuits	1.7
Medical — HMO	1.6
Electronic Components — Semiconductors	1.6
Pipelines	1.6
Oil — Field Services	1.6
Food — Misc./Diversified	1.5
Diversified Manufacturing Operations	1.5
Beverages — Non-alcoholic	1.5
E-Commerce/Products	1.5
Transport — Rail	1.5
Investment Management/Advisor Services	1.3
Networking Products	1.2
Retail — Discount	1.1
Insurance — Property/Casualty	1.1
Industrial Gases	1.1
Computers — Memory Devices	1.0
Banks — Fiduciary	1.0
Electric — Integrated	1.0
Retail — Drug Store	0.9
Food — Wholesale/Distribution	0.9
Computer Services	0.8
Electric Products — Misc.	0.8
Telephone — Integrated	0.8
Insurance Brokers	0.7
Medical Instruments	0.7
Banks — Commercial	0.7
Oil Field Machinery & Equipment	0.6
Wireless Equipment	0.6
Transport — Services	0.6
Semiconductor Equipment	0.6
Oil Companies — Integrated	0.5
Medical — Generic Drugs	0.5
Retail — Restaurants	0.5
Retail — Apparel/Shoe	0.5
Cruise Lines	0.5
Insurance — Life/Health	0.5
E-Commerce/Services	0.5
Pharmacy Services	0.5
Oil Refining & Marketing	0.5
Chemicals — Diversified	0.4
Finance-Other Services	0.4
Non-Hazardous Waste Disposal	0.4
Electronics — Military	0.4
U.S. Government Treasuries	0.4
Instruments — Scientific	0.4
Industrial Automated/Robotic	0.3
Engines — Internal Combustion	0.3
Auto/Truck Parts & Equipment — Original	0.3
Food — Retail	0.3
Data Processing/Management	0.3
Chemicals — Specialty	0.3

Television	0.3%
Distribution/Wholesale	0.3
Tools — Hand Held	0.3
Broadcast Services/Program	0.3
Building — Residential/Commercial	0.3
Agricultural Chemicals	0.3
Oil & Gas Drilling	0.3
Cellular Telecom	0.2
Athletic Footwear	0.2
Telecommunication Equipment	0.2
Electronic Forms	0.2
Electronic Measurement Instruments	0.2
Internet Security	0.2
Machinery — General Industrial	0.2
Retail — Regional Department Stores	0.2
Coatings/Paint	0.2
Toys	0.2
Hotels/Motels	0.2
Finance — Investment Banker/Broker	0.2
Dialysis Centers	0.2
Machinery — Pumps	0.2
Motorcycle/Motor Scooter	0.2
Food — Confectionery	0.1
Medical Labs & Testing Services	0.1
Finance — Consumer Loans	0.1
Auto — Heavy Duty Trucks	0.1
Containers — Metal/Glass	0.1
Vitamins & Nutrition Products	0.1
Apparel Manufacturers	0.1
Engineering/R&D Services	0.1
Medical — Wholesale Drug Distribution	0.1
Advertising Agencies	0.1
Retail — Automobile	0.1
Quarrying	0.1
Retail — Auto Parts	0.1
Computer Software	0.1
Home Decoration Products	0.1
Computers — Integrated Systems	0.1
Filtration/Separation Products	0.1
Medical Information Systems	0.1
Office Automation & Equipment	0.1
Retail — Office Supplies	0.1
Audio/Video Products	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	10,058	$578,637

Agricultural Chemicals — 0.3%
Mosaic Co.	25,156	1,472,632

Apparel Manufacturers — 0.1%
Coach, Inc.	1,906	92,117
VF Corp.	3,136	505,711

		597,828

Applications Software — 2.6%
Citrix Systems, Inc.†	9,637	683,263
Intuit, Inc.	12,552	809,353
Microsoft Corp.	438,353	12,186,213
Red Hat, Inc.†	3,192	162,186
Salesforce.com, Inc.†	6,357	1,075,732

		14,916,747

Athletic Footwear — 0.2%
NIKE, Inc., Class B	23,998	1,306,931

Audio/Video Products — 0.1%
Harman International Industries, Inc.	6,558	278,387

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	13,942	661,269

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	60,026	1,889,018

Banks - Commercial — 0.7%
BB&T Corp.	63,217	1,919,268
First Horizon National Corp.	2,183	23,205
M&T Bank Corp.	6,817	695,948
Regions Financial Corp.	114,561	876,392
Zions Bancorporation	10,708	258,491

		3,773,304

Banks - Fiduciary — 1.0%
Bank of New York Mellon Corp.	74,527	2,022,663
Northern Trust Corp.	26,204	1,393,267
State Street Corp.	41,934	2,373,045

		5,788,975

Banks - Super Regional — 3.5%
Capital One Financial Corp.	43,739	2,232,001
Fifth Third Bancorp	57,225	906,444
Huntington Bancshares, Inc.	118,441	832,640
KeyCorp	113,139	1,062,375
PNC Financial Services Group, Inc.	33,002	2,058,995
SunTrust Banks, Inc.	28,593	788,881
US Bancorp	102,976	3,499,125
Wells Fargo & Co.	241,291	8,464,488

		19,844,949

Beverages - Non-alcoholic — 1.5%
Monster Beverage Corp.†	2,661	134,194
PepsiCo, Inc.	111,316	8,434,414

		8,568,608

Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	14,163	1,038,573
Scripps Networks Interactive, Inc., Class A	7,794	491,411

		1,529,984

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	24,905	555,381
Lennar Corp., Class A	12,357	476,857

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
PulteGroup, Inc.†	24,524	$470,370

		1,502,608

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	138,982	5,530,094
DIRECTV†	51,628	2,486,921
Time Warner Cable, Inc.	24,119	2,083,640

		10,100,655

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	29,223	286,386
Sprint Nextel Corp.†	187,074	1,085,029

		1,371,415

Chemicals - Diversified — 0.4%
FMC Corp.	11,775	709,561
PPG Industries, Inc.	11,627	1,565,692

		2,275,253

Chemicals - Specialty — 0.3%
Ecolab, Inc.	23,335	1,786,294

Coatings/Paint — 0.2%
Sherwin-Williams Co.	6,841	1,105,437

Commercial Services - Finance — 1.8%
Automatic Data Processing, Inc.	42,957	2,635,842
Equifax, Inc.	8,174	450,551
H&R Block, Inc.	51,370	1,277,058
Mastercard, Inc., Class A	6,417	3,322,851
Moody’s Corp.	190	9,131
Paychex, Inc.	28,642	948,050
Total System Services, Inc.	190	4,514
Western Union Co.	96,019	1,347,147

		9,995,144

Computer Aided Design — 0.0%
Autodesk, Inc.†	2,065	75,827

Computer Services — 0.8%
Accenture PLC, Class A	48,617	3,615,160
Cognizant Technology Solutions Corp., Class A†	11,201	859,901
Computer Sciences Corp.	3,455	165,944

		4,641,005

Computer Software — 0.1%
Akamai Technologies, Inc.†	12,626	466,657

Computers — 3.7%
Apple, Inc.	39,677	17,513,428
Dell, Inc.	95,577	1,333,299
Hewlett-Packard Co.	108,010	2,175,321

		21,022,048

Computers - Integrated Systems — 0.1%
Teradata Corp.†	7,571	439,572

Computers - Memory Devices — 1.0%
EMC Corp.†	121,066	2,785,729
NetApp, Inc.†	11,364	384,444
SanDisk Corp.†	13,424	676,435
Seagate Technology PLC	29,752	956,824
Western Digital Corp.	21,010	990,832

		5,794,264

Containers - Metal/Glass — 0.1%
Ball Corp.	11,216	498,103
Owens-Illinois, Inc.†	5,981	152,515

		650,618

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 3.5%
Colgate-Palmolive Co.	30,233	$3,459,562
Estee Lauder Cos., Inc., Class A	5,988	383,831
Procter & Gamble Co.	212,127	16,159,835

		20,003,228

Cruise Lines — 0.5%
Carnival Corp.	81,695	2,922,230

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	25,408	956,611
Fiserv, Inc.†	11,019	904,770

		1,861,381

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	7,423	887,939

Distribution/Wholesale — 0.3%
Fastenal Co.	13,153	679,089
Fossil, Inc.†	285	29,290
WW Grainger, Inc.	4,556	1,031,752

		1,740,131

Diversified Banking Institutions — 3.3%
Citigroup, Inc.	163,465	6,860,626
JPMorgan Chase & Co.	188,326	9,212,908
Morgan Stanley	120,107	2,708,413

		18,781,947

Diversified Manufacturing Operations — 1.5%
Danaher Corp.	45,811	2,821,958
Dover Corp.	14,288	1,048,025
Eaton Corp. PLC	28,050	1,738,258
Ingersoll-Rand PLC	27,293	1,436,976
Parker Hannifin Corp.	17,520	1,655,290

		8,700,507

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	18,363	4,852,790
eBay, Inc.†	67,205	3,674,769

		8,527,559

E-Commerce/Services — 0.5%
Expedia, Inc.	7,289	465,330
priceline.com, Inc.†	2,642	1,816,586
TripAdvisor, Inc.†	9,220	419,141

		2,701,057

Electric Products - Misc. — 0.8%
Emerson Electric Co.	78,332	4,441,425
Molex, Inc.	5,930	164,320

		4,605,745

Electric - Integrated — 1.0%
CMS Energy Corp.	46,783	1,244,896
Integrys Energy Group, Inc.	11,926	674,654
Northeast Utilities	51,475	2,136,727
Pepco Holdings, Inc.	13,827	280,550
Wisconsin Energy Corp.	28,182	1,163,916

		5,500,743

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc.	530	9,927

Electronic Components - Semiconductors — 1.6%
Altera Corp.	10,559	374,000
Broadcom Corp., Class A	30,001	1,023,334
First Solar, Inc.†	1,370	35,415

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Intel Corp.	322,946	$6,733,424
LSI Corp.†	12,167	84,682
Xilinx, Inc.	19,724	735,113

		8,985,968

Electronic Forms — 0.2%
Adobe Systems, Inc.†	31,096	1,222,073

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	29,278	1,214,451

Electronics - Military — 0.4%
L-3 Communications Holdings, Inc.	27,483	2,096,128

Engineering/R&D Services — 0.1%
Fluor Corp.	5,743	355,492
Jacobs Engineering Group, Inc.†	4,959	242,197

		597,689

Engines - Internal Combustion — 0.3%
Cummins, Inc.	16,601	1,923,558

Enterprise Software/Service — 1.7%
CA, Inc.	38,693	947,592
Oracle Corp.	255,912	8,767,545

		9,715,137

Filtration/Separation Products — 0.1%
Pall Corp.	5,543	377,922

Finance - Consumer Loans — 0.1%
SLM Corp.	38,307	726,684

Finance - Credit Card — 2.1%
American Express Co.	90,465	5,622,400
Discover Financial Services	42,618	1,642,071
Visa, Inc., Class A	28,137	4,463,654

		11,728,125

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	56,290	914,150

Finance - Other Services — 0.4%
CME Group, Inc.	35,605	2,129,891
NYSE Euronext	1,412	52,639

		2,182,530

Food - Confectionery — 0.1%
Hershey Co.	9,600	800,064

Food - Dairy Products — 0.0%
Dean Foods Co.†	12,927	214,588

Food - Misc./Diversified — 1.5%
Campbell Soup Co.	23,367	961,786
General Mills, Inc.	48,622	2,248,768
H.J. Heinz Co.	39,012	2,825,639
Kellogg Co.	38,675	2,339,837
McCormick & Co., Inc.	5,133	345,297

		8,721,327

Food - Retail — 0.3%
Safeway, Inc.	24,603	587,027
Whole Foods Market, Inc.	14,993	1,283,701

		1,870,728

Food - Wholesale/Distribution — 0.9%
Sysco Corp.	151,515	4,872,722

Gas - Distribution — 1.7%
AGL Resources, Inc.	72,636	2,902,535

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gas - Distribution (continued)
CenterPoint Energy, Inc.	241,629	$5,178,109
NiSource, Inc.	61,050	1,691,085

		9,771,729

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	19,017	443,857

Hotel/Motels — 0.2%
Marriott International, Inc., Class A	23,473	926,010

Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	21,539	1,945,833

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	29,231	2,523,805
Praxair, Inc.	29,968	3,387,882

		5,911,687

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	26,792	1,977,250

Insurance Brokers — 0.7%
Aon PLC	33,269	2,032,403
Marsh & McLennan Cos., Inc.	52,311	1,942,831

		3,975,234

Insurance - Life/Health — 0.5%
Aflac, Inc.	18,151	906,642
Lincoln National Corp.	9,884	291,973
Prudential Financial, Inc.	30,238	1,680,326

		2,878,941

Insurance - Multi-line — 2.3%
ACE, Ltd.	43,661	3,728,213
Assurant, Inc.	611	25,656
Cincinnati Financial Corp.	15,173	682,937
Hartford Financial Services Group, Inc.	64,489	1,522,585
Loews Corp.	61,198	2,638,246
MetLife, Inc.	73,481	2,604,166
XL Group PLC	57,034	1,633,454

		12,835,257

Insurance - Property/Casualty — 1.1%
Chubb Corp.	31,541	2,650,391
Progressive Corp.	31,681	771,749
Travelers Cos., Inc.	36,841	2,962,753

		6,384,893

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	2,625	247,879

Internet Security — 0.2%
Symantec Corp.†	29,454	690,402
VeriSign, Inc.†	11,201	513,006

		1,203,408

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	22,970	1,576,431
BlackRock, Inc.	13,962	3,347,390
Franklin Resources, Inc.	7,553	1,066,861
Invesco, Ltd.	44,431	1,190,306
T. Rowe Price Group, Inc.	4,109	292,520

		7,473,508

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.	2,817	178,429

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	9,302	1,159,122

Security Description	Shares	Value (Note 2)

Machinery - Pumps — 0.2%
Flowserve Corp.	5,445	$873,923

Medical Information Systems — 0.1%
Cerner Corp.†	4,166	364,358

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	7,319	628,922
Intuitive Surgical, Inc.†	1,324	675,094
Medtronic, Inc.	58,622	2,635,645

		3,939,661

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	13,538	760,429

Medical - Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	14,068	1,220,258
Amgen, Inc.	50,921	4,654,689
Biogen Idec, Inc.†	15,511	2,580,100
Celgene Corp.†	39,770	4,103,468
Gilead Sciences, Inc.†	86,586	3,698,088
Life Technologies Corp.†	11,385	661,810

		16,918,413

Medical - Drugs — 5.4%
Bristol-Myers Squibb Co.	279,857	10,346,313
Forest Laboratories, Inc.†	19,547	719,330
Johnson & Johnson	259,474	19,748,566

		30,814,209

Medical - Generic Drugs — 0.5%
Actavis, Inc.†	10,603	902,952
Mylan, Inc.†	47,830	1,416,246
Perrigo Co.	6,137	694,524

		3,013,722

Medical - HMO — 1.6%
Aetna, Inc.	21,200	1,000,428
Cigna Corp.	27,770	1,623,434
Coventry Health Care, Inc.	5,474	248,301
Humana, Inc.	9,436	644,101
UnitedHealth Group, Inc.	71,533	3,823,439
WellPoint, Inc.	28,031	1,742,968

		9,082,671

Medical - Wholesale Drug Distribution — 0.1%
McKesson Corp.	5,513	585,095

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.	8,575	218,320

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	15,572	819,554

Multimedia — 2.5%
News Corp., Class A	117,531	3,384,893
Time Warner, Inc.	68,382	3,635,871
Viacom, Inc., Class B	33,354	1,949,875
Walt Disney Co.	93,086	5,081,564

		14,052,203

Networking Products — 1.2%
Cisco Systems, Inc.	337,113	7,028,806

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	69,050	2,170,932

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	23,714	310,653

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	18,916	1,137,608

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling (continued)
Helmerich & Payne, Inc.	1,445	$95,746
Noble Corp.	4,339	155,423

		1,388,777

Oil Companies - Exploration & Production — 2.9%
Anadarko Petroleum Corp.	32,170	2,560,089
Apache Corp.	30,689	2,279,272
Cabot Oil & Gas Corp.	10,682	661,963
Chesapeake Energy Corp.	31,684	638,749
Denbury Resources, Inc.†	28,825	522,309
Devon Energy Corp.	35,506	1,926,555
EOG Resources, Inc.	19,022	2,391,256
EQT Corp.	16,929	1,068,051
Newfield Exploration Co.†	1,609	37,200
Noble Energy, Inc.	14,247	1,578,995
Pioneer Natural Resources Co.	8,429	1,060,452
QEP Resources, Inc.	20,119	612,825
Range Resources Corp.	1,271	97,613
Southwestern Energy Co.†	14,728	504,729
WPX Energy, Inc.†	29,182	414,093

		16,354,151

Oil Companies - Integrated — 0.5%
Murphy Oil Corp.	50,303	3,062,447

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	11,926	759,924
FMC Technologies, Inc.†	14,957	776,418
National Oilwell Varco, Inc.	30,598	2,084,642

		3,620,984

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	30,832	2,555,356

Oil - Field Services — 1.6%
Halliburton Co.	51,709	2,146,441
Schlumberger, Ltd.	85,304	6,640,916

		8,787,357

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	47,412	2,698,217

Pipelines — 1.6%
Kinder Morgan, Inc.	43,726	1,620,923
ONEOK, Inc.	35,795	1,610,417
Spectra Energy Corp.	131,426	3,816,611
Williams Cos., Inc.	52,014	1,805,406

		8,853,357

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,802	39,693

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	10,551	211,759

Quarrying — 0.1%
Vulcan Materials Co.	11,141	567,411

Real Estate Investment Trusts — 2.1%
American Tower Corp.	41,147	3,193,007
Boston Properties, Inc.	95	9,869
HCP, Inc.	22,264	1,088,264
Health Care REIT, Inc.	2,946	188,957
Host Hotels & Resorts, Inc.	72,014	1,200,473
Prologis, Inc.	30,921	1,204,064
Public Storage	6,098	922,079
Simon Property Group, Inc.	18,263	2,901,260
Ventas, Inc.	13,622	964,165

		11,672,138

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 0.5%
Gap, Inc.	23,792	$783,232
Limited Brands, Inc.	29,721	1,352,900
Ross Stores, Inc.	13,677	792,719

		2,928,851

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	5,502	559,773

Retail - Automobile — 0.1%
CarMax, Inc.†	14,882	571,618

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,799	215,593

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,451	171,501

Retail - Discount — 1.1%
Costco Wholesale Corp.	26,779	2,712,445
Dollar Tree, Inc.†	13,093	591,607
Target Corp.	49,086	3,090,455

		6,394,507

Retail - Drug Store — 0.9%
CVS Caremark Corp.	97,521	4,985,274

Retail - Office Supplies — 0.1%
Staples, Inc.	21,346	281,340

Retail - Regional Department Stores — 0.2%
Macy’s, Inc.	27,070	1,112,577

Retail - Restaurants — 0.5%
Darden Restaurants, Inc.	9,505	439,797
Starbucks Corp.	46,126	2,528,627

		2,968,424

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	1,013	8,631

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	42,140	1,905,571
Linear Technology Corp.	21,865	836,118
QUALCOMM, Inc.	106,170	6,967,937

		9,709,626

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	156,400	2,142,680
KLA-Tencor Corp.	17,209	942,365

		3,085,045

Telecommunication Equipment — 0.2%
Harris Corp.	12,829	616,690
Juniper Networks, Inc.†	30,163	623,771

		1,240,461

Telephone - Integrated — 0.8%
CenturyLink, Inc.	89,258	3,094,575
Frontier Communications Corp.	105,971	438,720
Windstream Corp.	83,134	714,121

		4,247,416

Television — 0.3%
CBS Corp., Class B	41,071	1,782,071

Tools - Hand Held — 0.3%
Snap-on, Inc.	7,129	572,245
Stanley Black & Decker, Inc.	14,828	1,166,963

		1,739,208

Toys — 0.2%
Mattel, Inc.	23,991	977,633

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Rail — 1.5%
CSX Corp.	205,847	$4,722,130
Norfolk Southern Corp.	50,925	3,720,071

		8,442,201

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.	4,993	284,701
FedEx Corp.	26,406	2,783,984
Ryder System, Inc.	3,249	182,594

		3,251,279

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	8,010	600,029

Web Portals/ISP — 1.8%
Google, Inc., Class A†	12,926	10,356,311

Wireless Equipment — 0.6%
Crown Castle International Corp.†	25,694	1,793,441
Motorola Solutions, Inc.	29,041	1,806,641

		3,600,082

Total Long-Term Investment Securities
(cost $436,106,827)		534,147,388

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.06% due 03/14/2013(1) (cost $1,999,957)	$2,000,000	$1,999,957

REPURCHASE AGREEMENT — 5.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $29,651,000)	29,651,000	29,651,000

TOTAL INVESTMENTS
(cost $467,757,784)(3)	99.9%	565,798,345
Other assets less liabilities	0.1	468,547

NET ASSETS —	100.0%	$566,266,892

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2013	Unrealized Appreciation (Depreciation)
427	Long	S&P 500 E-Mini Index	March 2013	$30,466,606	$32,308,955	$1,842,349

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$30,814,209	$—	$—	$30,814,209
Other Industries*	503,333,179	—	—	503,333,179
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,999,957	—	1,999,957
Repurchase Agreement	—	29,651,000	—	29,651,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	1,842,349	—	—	1,842,349

Total	$535,989,737	$31,650,957	$—	$567,640,694

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited)

Industry Allocation*

Sovereign	21.8%
Federal National Mtg. Assoc.	7.4
Banks — Commercial	4.0
Diversified Financial Services	3.7
Federal Home Loan Mtg. Corp.	3.4
Oil Companies — Exploration & Production	3.3
Time Deposits	3.1
Diversified Banking Institutions	2.4
United States Treasury Notes	1.8
Telephone — Integrated	1.6
Pipelines	1.6
Medical — Hospitals	1.3
Casino Hotels	1.2
Electric — Integrated	1.2
Oil Companies — Integrated	1.1
Cable/Satellite TV	1.1
Finance — Leasing Companies	1.0
Paper & Related Products	0.9
Coal	0.9
Cellular Telecom	0.9
Real Estate Operations & Development	0.8
Containers — Metal/Glass	0.8
Medical — Drugs	0.7
Real Estate Investment Trusts	0.7
Banks — Super Regional	0.7
Building Products — Cement	0.7
Telecom Services	0.7
Building — Residential/Commercial	0.7
Retail — Restaurants	0.7
Independent Power Producers	0.7
Commercial Services	0.7
Containers — Paper/Plastic	0.6
Chemicals — Diversified	0.6
Electric — Generation	0.6
Auto-Cars/Light Trucks	0.6
Sovereign Agency	0.6
Diversified Manufacturing Operations	0.5
Oil — Field Services	0.5
Consumer Products — Misc.	0.5
Banks — Special Purpose	0.5
Medical Products	0.5
Savings & Loans/Thrifts	0.5
Chemicals — Specialty	0.5
Steel — Producers	0.5
Building & Construction Products — Misc.	0.4
Electronic Components — Semiconductors	0.4
Diversified Minerals	0.4
Medical Instruments	0.4
Rental Auto/Equipment	0.4
Oil & Gas Drilling	0.4
Transport — Rail	0.4
Transport — Services	0.4
Special Purpose Entities	0.3
Data Processing/Management	0.3
Government National Mtg. Assoc.	0.3
Oil Refining & Marketing	0.3
Cruise Lines	0.3
Therapeutics	0.3
Casino Services	0.3
Theaters	0.3
Travel Services	0.3
Multimedia	0.3
Retail — Apparel/Shoe	0.3
Retail — Drug Store	0.3
Insurance — Life/Health	0.3
Alternative Waste Technology	0.3
Music	0.3
Home Furnishings	0.3
Printing — Commercial	0.3

Non — Hazardous Waste Disposal	0.3%
Insurance — Multi-line	0.3
Beverages — Non-alcoholic	0.3
MRI/Medical Diagnostic Imaging	0.3
Aerospace/Defense — Equipment	0.3
Commercial Services — Finance	0.3
Retail — Office Supplies	0.3
Satellite Telecom	0.3
U.S. Municipal Bonds & Notes	0.3
Finance — Investment Banker/Broker	0.3
Food — Misc./Diversified	0.3
Television	0.2
Medical — HMO	0.2
Medical — Generic Drugs	0.2
Insurance — Mutual	0.2
Finance — Auto Loans	0.2
Steel Pipe & Tube	0.2
Airlines	0.2
SupraNational Banks	0.2
Regional Authority	0.2
Real Estate Management/Services	0.2
Enterprise Software/Service	0.2
Communications Software	0.2
Publishing — Newspapers	0.2
Advertising Services	0.2
Trucking/Leasing	0.2
Storage/Warehousing	0.2
Broadcast Services/Program	0.2
Schools	0.2
Retail — Toy Stores	0.2
E-Commerce/Products	0.2
Retail — Pet Food & Supplies	0.2
Marine Services	0.2
Firearms & Ammunition	0.2
Shipbuilding	0.2
Financial Guarantee Insurance	0.2
Hazardous Waste Disposal	0.2
Pharmacy Services	0.2
Capacitors	0.2
Coatings/Paint	0.2
Brewery	0.2
Consulting Services	0.1
Transport — Equipment & Leasing	0.1
Chemicals — Other	0.1
United States Treasury Bonds	0.1
Radio	0.1
Precious Metals	0.1
Computers — Memory Devices	0.1
Direct Marketing	0.1
Metal — Iron	0.1
Auction Houses/Art Dealers	0.1
Building & Construction — Misc.	0.1
Chemicals — Plastics	0.1
Web Hosting/Design	0.1
Metal — Copper	0.1
Wire & Cable Products	0.1
Retail — Propane Distribution	0.1
Banks — Fiduciary	0.1
Advertising Agencies	0.1
Computer Services	0.1
Municipal Bonds	0.1
Food — Meat Products	0.1
Security Services	0.1
Food — Dairy Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Diversified Operations	0.1
Investment Companies	0.1
Finance — Commercial	0.1
Banks — Money Center	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Disposable Medical Products	0.1%
Industrial Gases	0.1
Motion Pictures & Services	0.1
Computers	0.1
Electric — Transmission	0.1
Computer Aided Design	0.1
Retail — Major Department Stores	0.1
Gold Mining	0.1
Metal Processors & Fabrication	0.1

99.9%

Credit Quality†#

Aaa	18.3%
Aa	2.4
A	6.6
Baa	21.3
Ba	14.0
B	22.2
Caa	7.5
Ca	0.1
Not Rated@	7.6

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited)

Security Description	Principal Amount(13)	Value (Note 2)

ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$290,000	$290,350
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	267,000	270,726
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	190,890	191,903
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	912,029	885,460
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	487,182	490,209
Banc of America Funding Trust Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	154,987	156,744
Banc of America Funding Trust Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	9,566	9,522
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	403,510	400,387
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.76% due 01/25/2035(1)	246,856	236,787
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	500,000	505,478
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	107,964
Carrington Mtg. Loan Trust Series 2007-RFC1, Class A1 0.25% due 12/25/2036	623,734	598,035
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	297,000	296,981
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,500,000	1,609,889
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	74,869	75,053
Citicorp Mtg. Securities Trust Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)	194,100	199,313
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	3,000,000	3,387,903
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	1,000,000	1,168,038
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	1,029,216
Commercial Mtg. Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)(6)	400,000	411,974
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	532,710	535,750
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.57% due 12/25/2034	563,113	548,516

Security Description	Principal Amount(13)	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	$71,326	$70,323
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	300,000	300,527
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	198,064	199,273
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	240,184
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A-1 2.30% due 08/01/2021	163,699	171,529
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	200,000	200,307
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	148,916	156,960
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/2038*(1)	1,793,335	1,894,771
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	550,197	556,240
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	282,000	286,782
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	188,526
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	139,837
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(6)	420,000	444,053
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(2)	750,000	852,711
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	204,093
MortgageIT Trust FRS Series 2004-2, Class A1 0.57% due 12/25/2034(1)	316,262	306,821
MortgageIT Trust FRS Series 2004-1, Class A2 1.10% due 11/25/2034(1)	132,715	117,915
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.94% due 08/25/2034	164,057	169,433
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	589,590	609,907
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	102,500	103,730
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	381,352	394,350

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*(6)	$273,000	$273,000
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	518,506	537,243
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(2)	745,000	747,961
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	99,558	100,175
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	98,596	100,383
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	295,158	296,115
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	123,002

Total Asset Backed Securities
(cost $22,832,521)		23,192,349

U.S. CORPORATE BONDS & NOTES — 44.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	816,000	788,298

Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	786,769
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	610,000	550,525

		1,337,294

Aerospace/Defense - Equipment — 0.3%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	373,000	395,469
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	1,500,000	1,511,250

		1,906,719

Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	280,215	285,820
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	234,734	204,218
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	1,071,000	1,068,323

		1,558,361

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	1,978,000	2,126,350

Security Description	Principal Amount(13)	Value (Note 2)

Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	$870,000	$878,700

Auto-Cars/Light Trucks — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,490,000	1,650,175
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	450,000	452,768
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	508,000	482,489

		2,585,432

Auto/Truck Parts & Equipment - Original — 0.1%
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	671,000	698,679

Banks - Commercial — 1.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	1,241,000	1,360,304
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	550,000	588,500
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	2,039,063
Fifth Third Bank Senior Notes 1.45% due 02/28/2018	654,000	653,311
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	356,000	365,869
KeyBank NA Senior Notes 1.65% due 02/01/2018	1,008,000	1,018,369
PNC Bank NA Sub. Notes 2.95% due 01/30/2023	750,000	748,196
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	975,000	1,106,625
Union Bank NA Senior Notes 2.13% due 06/16/2017	1,371,000	1,407,419
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	740,000	760,354
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,416,013

		11,464,023

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	812,193

Banks - Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/2017	448,000	515,918

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional — 0.7%
Capital One Financial Corp. FRS Senior Notes 1.45% due 07/15/2014	$359,000	$362,384
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	618,000	631,775
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	301,000	373,142
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	817,000	958,955
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	503,000	595,513
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	31,386
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	623,000	743,464
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	732,000	741,353
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(3)	150,000	172,875
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/2016	290,000	286,088

		4,896,935

Beverages - Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	2,250,000	1,935,000

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	393,000	389,176

Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	1,233,000	1,288,485

Building & Construction Products - Misc. — 0.4%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,080,000	1,159,650
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	730,000	771,063
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	905,000	979,662

		2,910,375

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	850,000	867,000

Building Products - Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	765,000	889,312

Security Description	Principal Amount(13)	Value (Note 2)

Building Products - Cement (continued)
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	$1,075,000	$1,166,375
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,003,000	2,143,210

		4,198,897

Building - Residential/Commercial — 0.7%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	580,000	620,600
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	650,000	715,000
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	1,815,000	1,771,556
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	575,000	636,813
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	923,000	992,225

		4,736,194

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,501,000	1,463,475
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	241,000	237,084
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,387,000	1,477,155
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	949,000	961,968
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	500,000	519,794
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	321,000	322,646
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,305,000	1,448,550
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	278,550
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	329,000	299,596
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	550,000	599,500

		7,608,318

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,025,000	1,066,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 1.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	$1,185,000	$1,155,375
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	830,000	763,600
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(5)(18)	2,503,568	2,766,443
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	730,000	808,475
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	247,000	245,456
Station Casinos LLC Senior Notes 7.50% due 03/01/2021*	1,153,000	1,160,206

		6,899,555

Casino Services — 0.3%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	674,959	403,288
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	950,000	1,059,250
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	308,000	331,100
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	440,750

		2,234,388

Cellular Telecom — 0.6%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,704,000	1,791,245
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	985,000	1,004,700
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	927,000	1,008,112

		3,804,057

Chemicals - Diversified — 0.3%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	648,000	657,720
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	497,000	505,076
Olin Corp. Senior Notes 5.50% due 08/15/2022	985,000	1,021,938

		2,184,734

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	966,875

Security Description	Principal Amount(13)	Value (Note 2)

Chemicals - Plastics — 0.1%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	$850,000	$858,500

Chemicals - Specialty — 0.5%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	1,282,000	1,270,782
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	469,000	632,574
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,263,000	1,255,106

		3,158,462

Coal — 0.8%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,454,000	1,315,870
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	960,000	948,000
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,204,000	1,240,120
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	1,140,000	1,202,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	1,001,000	1,041,040

		5,747,730

Coatings/Paint — 0.2%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,005,000	1,040,175

Commercial Services — 0.3%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	799,000	900,872
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	950,000	1,018,875

		1,919,747

Commercial Services - Finance — 0.3%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,405,000	1,471,737
Western Union Co. Notes 2.88% due 12/10/2017	430,000	432,336

		1,904,073

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	615,000	602,700

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	$370,000	$366,452

Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	375,000	402,947
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	280,000	374,356

		777,303

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	377,000	386,857

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 5.13% due 03/15/2020	133,000	133,285

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	945,000	1,004,063

Consumer Products-Misc. — 0.5%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	1,433,000	1,329,107
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,100,000	1,135,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,125,000	1,231,875

		3,696,732

Containers - Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	891,000	986,783
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	798,000	780,045
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,109,000	2,346,262

		4,113,090

Containers - Paper/Plastic — 0.6%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	650,000	703,625
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,395,000	1,461,262
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	1,174,000	1,276,725
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	859,000	949,195

		4,390,807

Security Description	Principal Amount(13)	Value (Note 2)

Data Processing/Management — 0.3%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	$1,451,000	$1,489,089
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	850,000	893,562

		2,382,651

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(8)	903,850	951,302

Disposable Medical Products — 0.1%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	496,000	495,363

Diversified Banking Institutions — 2.3%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,060,000	1,149,224
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	277,000	309,022
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	747,000	864,525
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	480,000	570,222
Citigroup, Inc. Notes 3.38% due 03/01/2023	824,000	832,149
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,563,000	1,703,675
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)	403,000	408,896
GMAC LLC Sub. Notes 8.00% due 12/31/2018	2,327,000	2,763,312
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	621,000	629,107
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	795,000	939,392
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,401,000	1,588,483
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	588,000	692,428
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)	243,000	280,264
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/2077	91,000	70,753
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	690,000	728,412
Morgan Stanley Senior Notes 5.75% due 01/25/2021	826,000	957,559

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.25% due 08/09/2026	$601,000	$713,618
Morgan Stanley Senior Notes 6.38% due 07/24/2042	499,000	609,548
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	49,000	60,424

		15,871,013

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	450,000	458,502
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	520,000	620,107
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	526,000	617,917
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,070,000	1,369,468

		3,065,994

Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	282,000	279,320
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,758,750
Textron, Inc. Senior Notes 4.63% due 09/21/2016	855,000	939,797

		2,977,867

E-Commerce/Products — 0.2%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	1,264,000	1,260,840

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	167,000	162,616

Electric - Generation — 0.5%
AES Corp. Senior Notes 8.00% due 10/15/2017	865,000	999,075
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,111,000	1,276,753
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(11)(17)	1,230,000	621,150
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	376,327	414,900

		3,311,878

Electric - Integrated — 0.8%
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	450,000	499,713

Security Description	Principal Amount(13)	Value (Note 2)

Electric - Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$336,000	$385,621
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	266,000	268,025
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	501,000	501,506
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	541,000	589,877
FirstEnergy Corp. Senior Notes 2.75% due 03/15/2018	511,000	510,949
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	908,000	907,328
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	296,000	285,418
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	163,332
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	556,000	625,502
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	222,722	247,221
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	337,000	340,084

		5,324,576

Electronic Components - Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,500,000	1,483,125
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	952,000	956,760
Intel Corp. Senior Notes 4.00% due 12/15/2032	327,000	322,668

		2,762,553

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,457,857

Finance - Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	370,000	371,440
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	450,000	470,457
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	660,000	759,000

		1,600,897

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Notes 1.30% due 03/01/2023	$379,000	$376,393
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	153,000	153,768

		530,161

Finance - Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	535,000	609,817
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	366,000	383,175
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	25,220
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	143,000	15
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	283,000	315,725
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	413,000	470,966

		1,804,929

Finance - Leasing Companies — 0.4%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	1,690,000	1,681,550
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	744,120

		2,425,670

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	278,000	280,435

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	1,285,000	1,169,350

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	1,170,000	1,208,025

Food - Dairy Products — 0.1%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	695,000	738,438

Food - Misc./Diversified — 0.3%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	1,265,000	1,287,137
ConAgra Foods, Inc. Senior Notes 1.30% due 01/25/2016	145,000	145,954

Security Description	Principal Amount(13)	Value (Note 2)

Food - Misc./Diversified (continued)
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	$294,000	$365,751

		1,798,842

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(6)(7)	499,505	227,275

Gas - Distribution — 0.0%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	198,000	252,642

Home Furnishings — 0.3%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	786,000	827,265
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	1,275,000	1,279,794

		2,107,059

Independent Power Producers — 0.6%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	792,000	873,180
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	805,000	891,538
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	705,000	838,950
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	326,681
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,046,406

		3,976,755

Industrial Gases — 0.1%
Airgas, Inc. Senior Notes 2.38% due 02/15/2020	431,000	433,232

Insurance - Life/Health — 0.3%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	350,600
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	784,000	786,392
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	232,000	253,966
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	708,000	736,320

		2,127,278

Insurance - Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	849,000	883,585

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	$135,000	$140,535
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,476,000	1,498,710

		1,639,245

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,141,000	1,229,428

Medical Instruments — 0.4%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,573,000	2,727,380

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	441,170
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	248,000	332,502
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	475,000	502,313
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	932,000	994,910
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	981,000	1,045,991

		3,316,886

Medical - Drugs — 0.6%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	400,000	403,284
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	279,000	281,059
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042*	200,000	203,392
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	935,000	1,014,475
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,075,000	1,167,719
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016*	125,000	125,364
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*	101,000	101,344
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023*	907,000	912,394

		4,209,031

Medical - Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	461,000	452,784

Security Description	Principal Amount(13)	Value (Note 2)

Medical - Generic Drugs (continued)
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	$774,000	$902,834
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	42,000	42,355
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	257,000	259,336

		1,657,309

Medical - HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	317,000	358,593
Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	314,075
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	827,000	833,395
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	180,000	180,238

		1,686,301

Medical - Hospitals — 1.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	2,014,925
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	371,000	415,520
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	439,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,152,000	1,899,140
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,453,000	2,526,590
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	605,000	647,350
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,360,000	1,244,400

		9,186,925

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	336,000	335,966

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 2.38% due 03/15/2018*	464,000	463,954
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.45% due 03/15/2043*	392,000	390,212

		854,166

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	$649,000	$670,647

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	382,000	416,380

MRI/Medical Diagnostic Imaging — 0.3%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	1,854,000	1,914,255

Multimedia — 0.3%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	310,000	312,079
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	400,000	477,419
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	725,000	937,309
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	455,798

		2,182,605

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	2,037,000	2,108,295

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(6)(7)(9)(10)	75,000	0

Non - Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	2,065,000	1,977,237

Oil & Gas Drilling — 0.2%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	669,000	725,865
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	425,000	428,849

		1,154,714

Oil Companies - Exploration & Production — 2.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	925,000	966,625
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	985,000	956,681
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	568,540
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	714,375

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	$880,000	$994,400
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,344,465
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	520,000	543,400
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,115,000	1,162,387
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,707,425
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021*	1,725,000	1,854,375
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	762,000	777,240
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	652,688
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	780,000	581,100
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	481,000	543,830
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	591,175
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	854,000	984,235
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	765,383
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,050,000	1,116,937
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	650,000	646,750
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	744,000	888,225

		18,360,236

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/2041	310,000	329,199
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	621,000	622,314

		951,513

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	745,000	800,130

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	$165,000	$207,335
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	550,000	616,703
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	460,000	496,225

		2,120,393

Oil - Field Services — 0.5%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	615,000	653,437
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	1,464,000	1,522,560
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	500,000	540,000
Oil States International, Inc. Company Guar. Notes 5.13% due 01/15/2023*	335,000	335,000
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	580,000	620,600

		3,671,597

Paper & Related Products — 0.8%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	1,025,000	1,083,937
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	730,000	713,575
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,599,000	1,897,188
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	940,000	987,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,008,000	1,053,360

		5,735,060

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	377,000	373,230
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,008,150
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	510,000	507,450
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	775,000	809,875
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	725,000	829,219
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	461,000	442,599

Security Description	Principal Amount(13)	Value (Note 2)

Pipelines (continued)
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	$234,000	$233,836
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	518,000	597,922
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,262,463
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021*	225,000	232,875
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	768,250
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	830,000	859,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	775,000	813,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	316,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	210,000	229,950
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	354,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	918,000	945,540
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	187,000	193,609

		10,778,583

Precious Metals — 0.1%
Coeur d’Alene Mines Corp. Company Guar. Notes 7.88% due 02/01/2021*	930,000	962,550

Printing - Commercial — 0.3%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,000,000	1,052,500
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	925,000	993,219

		2,045,719

Publishing - Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	1,265,000	1,337,738

Radio — 0.1%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	850,000	962,625

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	$308,000	$342,393
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	850,000	933,938
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	474,000	508,365
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	535,000	593,936
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	900,000	956,250
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,495,000	1,614,600

		4,949,482

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,490,906

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,467,718

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(6)(7)	1,625,000	61

Rental Auto/Equipment — 0.4%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	430,000	463,325
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	1,140,000	1,248,300
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	475,000	494,000
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	461,000	484,050

		2,689,675

Retail - Apparel/Shoe — 0.3%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	1,269,000	1,284,862
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	890,725

		2,175,587

Retail - Drug Store — 0.3%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	256,504	297,468
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	541,246	639,258
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,220,125

		2,156,851

Security Description	Principal Amount(13)	Value (Note 2)

Retail - Office Supplies — 0.3%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	$1,620,000	$1,895,400

Retail - Pet Food & Supplies — 0.2%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,162,000	1,234,625

Retail - Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	140,000	150,850
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	615,000	664,200

		815,050

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	249,000	298,117

Retail - Restaurants — 0.7%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	992,200
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,553,000	1,665,592
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,927,000	2,054,664

		4,712,456

Retail - Toy Stores — 0.2%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	1,200,000	1,263,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(6)(7)	25,000	0

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	593,000	631,023
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	519,000	620,621
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	856,000	869,205
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	328,745

		2,449,594

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	691,000	720,795
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	551,903

		1,272,698

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	$230,000	$229,693
ADT Corp. Senior Notes 3.50% due 07/15/2022*	525,000	513,565

		743,258

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,189,190

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,158,989
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	387,000	377,649

		1,536,638

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,599,062

Steel - Producers — 0.4%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	940,000	1,024,600
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020	425,000	494,275
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	800,000	876,000

		2,394,875

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,292,725

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	270,000	322,458
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	825,000	934,313

		1,256,771

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 0.90% due 02/12/2016	643,000	643,409
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	136,000	127,953
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	571,000	712,995
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	413,000	486,700

Security Description	Principal Amount(13)	Value (Note 2)

Telephone - Integrated (continued)
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	$950,000	$966,128
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,415,625
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	400,000	450,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,875,000	2,203,125
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	409,000	514,149
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	1,065,000	1,043,700

		8,563,784

Television — 0.2%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,035,000	1,081,575
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(5)	473,848	477,402

		1,558,977

Theaters — 0.3%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	1,506,000	1,513,530
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	640,000	686,400

		2,199,930

Transport - Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	999,317

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	340,000	417,486

Transport - Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	750,350
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	1,035,000	1,055,700

		1,806,050

Travel Services — 0.3%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,015,000	2,196,350

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	645,000	652,139

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*		$391,000	$405,123
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 4.25% due 01/17/2023*		241,000	242,187

			1,299,449

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		855,000	855,000

Wire & Cable Products — 0.1%
International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*		800,000	818,000

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037		10,220	11,379

Total U.S. CORPORATE BONDS & NOTES
(cost $296,790,853)			306,149,260

FOREIGN CORPORATE BONDS & NOTES — 12.8%
Auto - Cars/Light Trucks — 0.2%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		650,000	669,500
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*		654,000	656,601

			1,326,101

Banks - Commercial — 2.1%
Access Finance BV Bank Guar. Notes 7.25% due 07/25/2017*		600,000	640,646
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	1,379,628
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	537,826
Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		300,000	321,000
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	280,540
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		390,000	423,150
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		420,000	439,950
Bank of Montreal Senior Notes 1.40% due 09/11/2017		759,000	759,927
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.65% due 02/26/2018*		769,000	770,024
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		467,000	522,497

Security Description	Principal Amount(13)		Value (Note 2)

Banks - Commercial (continued)
ING Bank NV Notes 2.00% due 09/25/2015*		$1,680,000	$1,708,694
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(3)		868,000	926,475
Malayan Banking Bhd Sub. Notes 3.25% due 09/20/2022		500,000	505,414
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		786,000	801,091
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,085,000	1,085,384
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	726,250
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	440,371
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		440,000	466,950
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	564,400
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*		314,000	313,862
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	607,344
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	363,175

			14,584,598

Banks - Special Purpose — 0.5%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		1,000,000	1,172,500
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	590,220
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		350,000	376,250
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	8,400,000	1,524,634

			3,663,604

Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*		434,000	432,622

Building & Construction Products - Misc. — 0.0%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		360,000	334,800

Building Products - Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	605,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022		$346,000	$344,239
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	24,000,000	800,966
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043		1,167,000	1,137,856

			2,283,061

Chemicals - Diversified — 0.3%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*		963,000	1,054,485
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*		993,000	1,079,888

			2,134,373

Coal — 0.1%
Indo Energy Finance II BV Company Guar. Notes 6.38% due 01/24/2023*		450,000	465,750

Commercial Services — 0.4%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		2,300,000	2,438,000

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018		880,000	960,300

Containers - Metal/Glass — 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		1,045,000	1,047,613

Cruise Lines — 0.3%
NCL Corp., Ltd. Company Guar. Notes 5.00% due 02/15/2018*		810,000	814,050
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		1,409,000	1,444,225

			2,258,275

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		495,000	509,534

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		539,000	552,475
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*		315,000	315,522

			867,997

Security Description	Principal Amount(13)	Value (Note 2)

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*	$775,000	$807,938
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	550,000	573,375
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,175,000	1,257,250
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*	108,000	116,370

		2,754,933

Diversified Operations — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*	650,000	658,125

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*	200,000	237,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017	115,000	135,413
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*	500,000	548,125

		920,538

Electric-Integrated — 0.4%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021	500,000	536,000
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020	380,000	467,875
E-CL SA Senior Notes 5.63% due 01/15/2021	550,000	619,304
Electricite de France SA VRS Sub. Notes 5.25% due 01/29/2023*(3)	680,000	669,460
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP294,000,000	188,646

		2,481,285

Electric-Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*	335,000	374,363

Finance-Leasing Companies — 0.6%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	733,000	776,980
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000,000	2,155,000
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,038,000	1,063,950

		3,995,930

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*	$270,000	$267,300
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*	460,000	493,925

		761,225

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020	350,000	344,259

Hazardous Waste Disposal — 0.2%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	1,080,000	1,112,400

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(6)(7)(10)(12)	175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	528,000

		528,000

Insurance - Multi-line — 0.2%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)	1,050,000	1,065,750

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	619,000	599,649

Medical - Drugs — 0.1%
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*	290,000	311,750
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	681,000	689,581

		1,001,331

Metal - Iron — 0.0%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*	265,000	269,306

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	771,795

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	551,000	649,351
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/2041	183,000	228,867
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	614,416

		1,492,634

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	$586,000	$773,860
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	281,875
KazMunaiGaz Finance Sub BV Senior Notes 6.38% due 04/09/2021*	610,000	719,800
KazMunaiGaz Finance Sub BV Company Guar. Notes 7.00% due 05/05/2020	500,000	606,250
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	784,400

		3,166,185

Oil Companies - Integrated — 1.0%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	443,000	469,822
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	705,000	721,945
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	658,852
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	217,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,750,000	1,732,500
Petroleos Mexicanos Company Guar. Notes 3.50% due 01/30/2023*	300,000	294,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	800,000	879,200
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	669,000	687,398
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	705,239
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	199,500
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*	310,000	308,450

		6,874,406

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	201,435

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	880,000	895,280

Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	261,000	289,449

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	$200,000	$221,000

Real Estate Operations & Development — 0.6%
Agile Property Holdings, Ltd. Senior Sec. Notes 9.88% due 03/20/2017	350,000	398,125
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	300,000	339,156
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017	410,000	448,781
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	207,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	474,575
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,025,000	2,017,406

		3,885,543

Retail - Major Department Stores — 0.1%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017	330,000	357,542

Satellite Telecom — 0.3%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(5)	1,725,000	1,834,969

Savings & Loans/Thrifts — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	861,490

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	160,000	179,200

Sovereign — 0.1%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*	950,000	945,250

Sovereign Agency — 0.2%
AHML Finance, Ltd. Notes 7.75% due 02/13/2018*	RUB 36,000,000	1,176,480

Special Purpose Entities — 0.1%
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB 30,000,000	992,669
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(6)(7)(11)(12)	560,000	0

		992,669

Steel - Producers — 0.1%
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*	475,000	486,400

Security Description	Principal Amount(13)		Value (Note 2)

SupraNational Banks — 0.2%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017		RUB 47,000,000	$1,545,548

Telecom Services — 0.5%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*		1,290,000	1,286,775
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,287,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(5)(18)		929,157	970,969

			3,544,744

Telephone - Integrated — 0.4%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	368,993
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	625,500
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	280,476
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	688,780
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		866,000	912,958

			2,876,707

Television — 0.0%
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		200,000	222,500

Therapeutics — 0.3%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		2,090,000	2,257,200

Transport - Rail — 0.3%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		705,000	833,662
Russian Railways via RZD Capital, Ltd. Senior Notes 8.30% due 04/02/2019	RUB	22,000,000	733,501
RZD Capital, Ltd. Senior Notes 5.70% due 04/05/2022		400,000	449,200

			2,016,363

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	592,500

Total Foreign Corporate Bonds & Notes
(cost $86,501,268)			88,466,011

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 22.2%
Regional Authority — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		$1,003,000	$1,017,579
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	505,201

			1,522,780

Sovereign — 21.7%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		620,000	570,400
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		550,000	484,000
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	268,813
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	221,250
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	437,190
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	744,000
Dominican Republic Senior Notes 9.04% due 01/23/2018		415,331	464,340
European Union Senior Notes 3.25% due 04/04/2018	EUR	151,000	220,521
Export Credit Bank of Turkey Bonds 5.38% due 11/04/2016		350,000	378,945
Federation of Malaysia Notes 3.31% due 10/31/2017	MYR	6,350,000	2,063,416
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,980,000	2,311,650
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		917,000	1,100,400
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		560,000	868,000
Federative Republic of Brazil Bonds 10.13% due 05/15/2027		500,000	873,750
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,200,000	1,420,986
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2022		BRL 1,700,000	1,226,003
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,760,000	2,125,627
Government of Canada Senior Notes 0.88% due 02/14/2017		803,000	809,344
Government of Canada Bonds 4.25% due 06/01/2018	CAD	305,000	338,882

Security Description	Principal Amount(13)		Value (Note 2)

Sovereign (continued)
Government of Canada Bonds 5.75% due 06/01/2029		CAD 1,840,000	$2,602,871
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	3,430,000	3,029,704
Government of Romania Senior Notes 4.38% due 08/22/2023*		752,000	744,480
Government of Romania Senior Notes 6.75% due 02/07/2022		600,000	711,120
Government of Romania Senior Notes 6.75% due 02/07/2022*		510,000	604,452
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		1,300,000	1,329,250
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	16,415,000	3,187,725
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	18,150,000	3,184,487
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,326,675
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,742,000	1,796,437
Lebanese Republic Senior Notes 8.25% due 04/12/2021		1,000,000	1,158,750
Northern Territory Treasury Corp. Senior Notes 5.75% due 11/20/2016	AUD	2,100,000	2,321,929
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		680,000	990,250
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		600,000	870,000
Oriental Republic of Uruguay Notes 8.00% due 11/18/2022		817,594	1,138,500
Republic of Argentina Senior Notes 2.50% due 12/31/2038(8)		1,072,637	335,199
Republic of Argentina Senior Notes 7.00% due 04/17/2017		450,000	348,750
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,981,506	1,104,689
Republic of Argentina Senior Notes 8.75% due 06/02/2017		420,000	297,150
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,021,757
Republic of Belarus Bonds 8.75% due 08/03/2015		950,000	984,437
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	599,200
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	1,960,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Colombia Senior Notes 6.13% due 01/18/2041		$958,000	$1,223,845
Republic of Colombia Senior Notes 7.38% due 03/18/2019		620,000	801,970
Republic of Colombia Senior Notes 7.38% due 09/18/2037		400,000	579,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024		800,000	1,152,000
Republic of Croatia Senior Notes 6.25% due 04/27/2017		700,000	755,146
Republic of Croatia Senior Notes 6.38% due 03/24/2021		450,000	493,875
Republic of Croatia Senior Notes 6.63% due 07/14/2020		370,000	410,238
Republic of Croatia Senior Notes 6.75% due 11/05/2019		720,000	794,700
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		350,000	370,563
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		700,000	835,800
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		850,000	1,000,025
Republic of Hungary Notes 4.13% due 02/19/2018		1,220,000	1,201,700
Republic of Hungary Senior Notes 4.75% due 02/03/2015		400,000	409,500
Republic of Hungary Senior Notes 6.25% due 01/29/2020		580,000	626,400
Republic of Hungary Senior Notes 6.38% due 03/29/2021		1,020,000	1,100,070
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	300,000,000	1,369,360
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	150,000,000	691,857
Republic of Hungary Notes 7.00% due 06/24/2022	HUF	165,000,000	763,303
Republic of Hungary Bonds 7.50% due 10/24/2013	HUF	220,000,000	986,341
Republic of Hungary Senior Notes 7.63% due 03/29/2041		760,000	853,100
Republic of Indonesia Bonds 3.75% due 04/25/2022		600,000	621,000
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		1,380,000	1,531,800

Security Description	Principal Amount(13)		Value (Note 2)

Sovereign (continued)
Republic of Indonesia Bonds 5.25% due 01/17/2042		$1,266,000	$1,372,027
Republic of Indonesia Senior Notes 5.88% due 03/13/2020		400,000	467,500
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		330,000	463,237
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		410,000	609,875
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		780,000	1,138,800
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	300,000	411,278
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	960,000	1,299,500
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(8)		700,000	642,250
Republic of Latvia Senior Notes 2.75% due 01/12/2020*		1,950,000	1,903,687
Republic of Latvia Senior Notes 5.25% due 06/16/2021		550,000	624,250
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	477,300
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	741,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		850,000	1,139,000
Republic of Panama Senior Notes 7.13% due 01/29/2026		630,000	841,680
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	359,550
Republic of Peru Senior Notes 6.55% due 03/14/2037		643,000	874,480
Republic of Peru Senior Notes 7.13% due 03/30/2019		670,000	860,950
Republic of Peru Senior Notes 7.35% due 07/21/2025		981,000	1,383,210
Republic of Peru Senior Notes 7.84% due 08/12/2020	PEN	2,600,000	1,267,361
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	2,000,000	1,079,969
Republic of Peru Senior Notes 8.75% due 11/21/2033		800,000	1,324,000
Republic of Poland Senior Notes 3.00% due 03/17/2023		2,520,000	2,453,699

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	1,700,000	$558,338
Republic of Poland Senior Notes 5.00% due 03/23/2022		$1,105,000	1,263,070
Republic of Poland Senior Notes 5.13% due 04/21/2021		500,000	578,750
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	5,400,000	1,856,144
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	2,000,000	693,504
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	2,200,000	790,344
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	4,000,000	1,344,454
Republic of Serbia Notes 6.75% due 11/01/2024(8)		400,000	401,500
Republic of Serbia Senior Notes 7.25% due 09/28/2021		900,000	1,002,150
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	2,250,000	1,944,867
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		400,000	406,000
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,050,000	1,128,750
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	236,250
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,000,000	565,484
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	6,000,000	730,365
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	3,800,000	537,473
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	9,000,000	1,189,597
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	498,000
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		614,000	653,910
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		680,000	708,259
Republic of Sri Lanka Notes 7.40% due 01/22/2015		789,000	844,230
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,100,000	1,223,750

Security Description	Principal Amount(13)		Value (Note 2)

Sovereign (continued)
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		$2,230,000	$3,264,162
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	859,950
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	383,063
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		775,000	1,302,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023		750,000	725,625
Republic of Turkey Bonds 6.00% due 01/14/2041		1,000,000	1,162,500
Republic of Turkey Senior Notes 6.88% due 03/17/2036		380,000	484,500
Republic of Turkey Senior Notes 7.38% due 02/05/2025		710,000	930,455
Republic of Turkey Bonds 8.00% due 01/29/2014	TRY	2,200,000	1,251,010
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	3,700,000	2,227,590
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	1,060,000	694,891
Republic of Turkey Senior Notes 11.88% due 01/15/2030		1,650,000	3,085,500
Republic of Ukraine Bonds 6.75% due 11/14/2017		1,000,000	1,012,500
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,324,672
Republic of Ukraine Senior Notes 7.95% due 02/23/2021		430,000	459,025
Republic of Venezuela Bonds 9.00% due 05/07/2023		1,400,000	1,395,100
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		850,000	973,675
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		600,000	699,900
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,330,000	1,602,650
Russian Federation Senior Notes 3.63% due 04/29/2015		800,000	839,504
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	885,200
Russian Federation Senior Notes 5.63% due 04/04/2042		1,200,000	1,395,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Russian Federation Senior Notes 7.50% due 03/31/2030(8)		$1,383,375	$1,722,454
Russian Federation Bonds 7.85% due 03/10/2018	RUB	25,000,000	879,545
United Mexican States Senior Notes 3.63% due 03/15/2022		1,050,000	1,119,300
United Mexican States Senior Notes 4.75% due 03/08/2044		660,000	693,000
United Mexican States Bonds 5.00% due 06/15/2017	MXN	26,000,000	2,061,751
United Mexican States Senior Notes 5.13% due 01/15/2020		780,000	917,280
United Mexican States Senior Notes 6.05% due 01/11/2040		640,000	800,000
United Mexican States Bonds 7.25% due 12/15/2016	MXN	39,480,000	3,373,904
United Mexican States Senior Notes Series A 7.50% due 04/08/2033		140,000	201,250
United Mexican States Senior Notes 8.30% due 08/15/2031		1,100,000	1,696,750
United Mexican States Bonds 10.00% due 11/20/2036	MXN	11,500,000	1,353,514

			149,813,934

Sovereign Agency — 0.3%
Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021		400,000	436,000
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		860,000	843,309
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		700,000	790,125

			2,069,434

Total Foreign Government Agencies
(cost $150,655,567)			153,406,148

U.S. GOVERNMENT AGENCIES — 11.2%
Federal Home Loan Mtg. Corp. — 3.4%
3.00% due 08/01/2027		2,096,583	2,216,825
3.00% due 02/01/2043		2,590,000	2,672,556
3.50% due 11/01/2041		1,454,595	1,532,162
3.50% due 02/01/2042		964,874	1,024,166
3.50% due 03/01/2042		593,831	627,074
3.50% due 04/01/2042		1,071,617	1,128,762
3.50% due 08/01/2042		976,878	1,036,297
4.00% due 09/01/2040		232,972	247,601
4.50% due 02/01/2020		84,248	90,027
4.50% due 08/01/2020		21,689	23,177
4.50% due 03/01/2023		200,384	215,945
4.50% due 01/01/2039		96,036	102,677
4.50% due 06/01/2040		874,340	964,042

Security Description	Principal Amount(13)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2040	$2,655,801	$2,849,428
5.00% due 09/01/2018	130,477	139,325
5.00% due 07/01/2020	100,927	108,370
5.00% due 05/01/2034	225,772	252,119
5.00% due 02/01/2036	288,423	313,539
5.00% due 03/01/2038	179,831	193,455
5.00% due 07/01/2038	836,118	899,462
5.00% due 03/01/2039	444,475	485,787
5.00% due 07/01/2040	1,163,179	1,257,662
5.50% due 06/01/2022	118,460	128,670
5.50% due 07/01/2035	77,952	86,384
5.50% due 10/01/2037	771,153	837,407
5.50% due 01/01/2038	128,944	140,265
5.50% due 04/01/2038	2,512,054	2,726,980
5.50% due 06/01/2041	680,996	740,781
6.00% due 01/01/2030	4,119	4,609
6.00% due 03/01/2040	357,215	391,478
6.50% due 07/01/2029	1,350	1,579
6.50% due 12/01/2035	431	490
6.50% due 02/01/2036	43,811	49,801
6.50% due 11/01/2037	92,296	105,054
7.00% due 06/01/2029	7,444	8,854
Federal Home Loan Mtg. Corp. REMIC Series 2626, Class SP 6.45% due 02/15/2018(1)(4)	3,516,275	168,989

		23,771,799

Federal National Mtg. Assoc. — 7.4%
3.00% due 10/01/2027	1,734,899	1,829,235
3.00% due 12/01/2027	637,043	671,682
3.00% due 03/01/2042	528,019	547,180
3.00% due 06/01/2042	710,710	736,501
3.00% due 12/01/2042	1,300,185	1,347,367
3.50% due 08/01/2027	629,168	671,932
3.50% due 01/01/2042	1,871,950	1,980,799
3.50% due 05/01/2042	918,277	972,821
3.50% due 06/01/2042	472,899	500,988
3.50% due 07/01/2042	1,431,568	1,510,962
3.50% due 08/01/2042	820,232	850,497
3.50% due 09/01/2042	983,276	1,041,680
4.00% due 06/01/2039	675,055	744,942
4.00% due 09/01/2040	1,725,985	1,841,564
4.00% due 10/01/2040	913,129	974,276
4.00% due 03/01/2041	1,252,480	1,336,351
4.00% due 09/01/2041	1,889,744	2,016,880
4.00% due 10/01/2041	797,927	851,609
4.00% due 11/01/2041	2,080,898	2,220,895
4.00% due 01/01/2042	683,029	735,120
4.50% due 06/01/2019	59,751	64,426
4.50% due 01/01/2039	72,496	78,027
4.50% due 07/01/2040	719,500	785,853
4.50% due 08/01/2040	492,700	531,824
4.50% due 09/01/2040	1,417,796	1,530,381
4.50% due 11/01/2040	219,903	237,365
4.50% due 03/01/2041	1,629,576	1,761,015
4.50% due 07/01/2041	1,363,125	1,473,072
5.00% due 03/15/2016	163,000	185,359
5.00% due 01/01/2023	157,750	170,616
5.00% due 04/01/2023	136,223	147,334
5.00% due 04/01/2035	964,804	1,048,299
5.00% due 03/01/2037	48,473	52,683
5.00% due 09/01/2039	1,688,824	1,877,723
5.00% due 05/01/2040	1,136,141	1,241,847
5.00% due 07/01/2040	391,113	425,450
5.00% due 08/01/2040	830,297	903,189

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 03/01/2018	$4,957	$5,316
5.50% due 11/01/2022	49,655	54,248
5.50% due 01/01/2029	4,587	5,032
5.50% due 05/01/2029	7,864	8,638
5.50% due 12/01/2029	520,288	567,590
5.50% due 06/01/2034	66,988	73,832
5.50% due 03/01/2035	741,322	817,059
5.50% due 04/01/2036	356,523	390,719
5.50% due 09/01/2036	428,094	467,014
5.50% due 12/01/2036	1,536,424	1,683,790
5.50% due 08/01/2037	1,733,411	1,894,602
5.50% due 06/01/2038	1,445,378	1,576,274
5.50% due 06/01/2039	505,600	551,014
6.00% due 02/01/2032	7,898	8,853
6.00% due 10/01/2034	1,003	1,123
6.00% due 06/01/2037	445,013	488,808
6.00% due 07/01/2037	48,827	53,632
6.00% due 10/01/2037	83,179	93,185
6.00% due 11/01/2037	791,850	869,780
6.00% due 09/01/2038	366,065	402,586
6.00% due 11/01/2038	1,354,482	1,487,783
6.00% due 12/01/2038	1,154,900	1,266,033
6.00% due 06/01/2040	114,491	125,758
6.50% due 12/01/2031	20,931	24,687
6.50% due 02/01/2035	67,211	79,569
6.50% due 07/01/2036	64,166	71,667
6.50% due 11/01/2037	162,318	192,496
6.50% due 10/01/2038	754,255	841,448
Federal National Mtg. Assoc. REMIC Series 2010-112, Class AB 4.00% due 11/25/2035(1)	261,144	261,721
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(1)	975,902	918,171

		51,180,172

Government National Mtg. Assoc. — 0.3%
5.50% due 08/15/2039	1,104,480	1,211,667
6.00% due 08/15/2039	999,029	1,134,589

		2,346,256

Sovereign Agency — 0.1%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	459,000	445,085

Total U.S. Government Agencies
(cost $76,356,689)		77,743,312

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.1%
2.75% due 08/15/2042	937,000	873,313
5.25% due 11/15/2028	67,000	90,659

		963,972

United States Treasury Notes — 1.8%
0.25% due 02/28/2014	403,000	403,299
0.25% due 03/31/2014	3,688,000	3,690,449
0.50% due 07/31/2017	223,000	221,606
0.63% due 05/31/2017	430,000	430,336
0.63% due 08/31/2017	1,179,000	1,177,434
0.75% due 10/31/2017	264,000	264,639
1.00% due 03/31/2017	788,000	801,544
1.63% due 08/15/2022	225,000	221,344
1.63% due 11/15/2022	1,326,000	1,298,444
1.75% due 07/31/2015	1,400,000	1,449,000
2.00% due 01/31/2016	135,000	141,455

Security Description	Principal Amount(13)	Value (Note 2)

United States Treasury Notes (continued)
2.00% due 02/15/2022	$191,000	$195,730
2.13% due 05/31/2015	1,005,000	1,046,692
2.38% due 08/31/2014	750,000	774,229
3.63% due 08/15/2019	52,000	60,235
3.88% due 05/15/2018	57,000	65,906

		12,242,342

Total U.S. Government Treasuries
(cost $13,170,048)		13,206,314

LOANS(7)(14)(15) — 0.6%
Casino Hotels — 0.2%
Tropicana Entertainment Term Loan 7.50% due 03/16/2018	992,500	1,004,906

Communications Software — 0.1%
CompuCom Systems, Inc. Term Loan 10.25% due 10/01/2019	800,000	822,000

Gambling (Non-Hotel) — 0.0%
Northfield Park Associates Term Loan 9.00% due 10/23/2018	262,500	269,719

Medical - Hospitals — 0.0%
Ardent Health Services Term Loan B 6.75% due 03/15/2018	240,000	243,600

Oil Companies - Exploration & Production — 0.1%
Sabine Oil & Gas LLC Term Loan 8.75% due 12/31/2018	647,315	661,879

Pharmacy Services — 0.2%
Axcan Term Loan B 5.50% due 02/17/2017	1,091,750	1,097,209

Total Loans
(cost $3,968,961)		4,099,313

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds 4.93% due 10/01/2051	488,000	525,351
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	815,000	813,843
Port Authority of New York & New Jersey Revenue Bonds 4.80% due 06/01/2111	438,000	491,366

Total Municipal Bonds & Notes
(cost $1,736,152)		1,830,560

PREFERRED STOCK — 0.2%
Banks - Commercial — 0.2%
City National Corp. Series C 5.50%	16,250	404,138
Zions Bancorporation FRS Series G 6.30%	29,400	782,334

		1,186,472

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	101,000	10

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

PREFERRED STOCK (continued)
Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	$11,220

Total Preferred Stock
(cost $1,218,304)		1,197,702

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	1,430	71,500

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014†(6)(7)	3,043	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(6)(7)(16)	159	55,650
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(6)(7)(16)	157	31,400

		87,050

Total Warrants
(cost $27,226)		158,550

Total Long-Term Investment Securities (cost $653,257,589)		669,449,519

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2013 (cost $21,587,000)	$21,587,000	21,587,000

TOTAL INVESTMENTS
(cost $674,844,589)(19)	99.9%	691,036,519
Other assets less liabilities	0.1	423,641

NET ASSETS	100.0%	$691,460,160

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2013, the aggregate value of these securities was $180,262,201 representing 26.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity – maturity date reflects the next call date.
(4)	Interest Only
(5)	PIK (“Payment-in-Kind) Security — Income may be paid in additional securities or cash at the discretion of the issuer.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Illiquid security. At February 28, 2013, the aggregate value of these securities was $4,413,735 representing 0.6% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rated. Rate shown reflects the increased rate.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Security in default of principal and interest at maturity.
(11)	Security in default
(12)	Company has filed bankruptcy in country of issuance.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2013, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500) Warrants	11/11/2010	159	$—	$55,650	$350	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687) Warrants	03/15/2011	157	—	31,400	200	0.00

				$87,050		0.00%

(17)	Company has filed for Chapter 11 bankruptcy protection.
(18)	Security currently paying interest/dividends in the form of additional securities.
(19)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rate at February 28, 2013 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

HUF—Hungarian Forint

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

ZAR—South African Rand

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2013 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$22,063,322	$1,129,027	$23,192,349
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	227,275	227,275
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	305,921,924		305,921,924
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	528,000	0	528,000
Special Purpose Entities	—	992,669	0	992,669
Other Industries*	—	86,945,342	—	86,945,342
Foreign Government Agencies:
Sovereign	—	149,813,934	—	149,813,934
Other Foreign Government Agencies*	—	3,592,214	—	3,592,214
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	51,180,172	—	51,180,172
Other U.S. Government Agencies*	—	26,563,140	—	26,563,140
U.S. Government Treasuries	—	13,206,314	—	13,206,314
Loans	—	4,099,313	—	4,099,313
Municipal Bonds & Notes	—	1,830,560	—	1,830,560
Preferred Stock:
Finance-Investment Banker/Broker	—	10	—	10
Other Industries*	1,197,692	—	—	1,197,692
Warrants:
Oil-Field Services	—	71,500	—	71,500
Other Industries*	—	—	87,050	87,050
Short-Term Investment Securities:
Time Deposits	—	21,587,000	—	21,587,000

Total	$1,197,692	$688,395,414	$1,443,413	$691,036,519

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2013 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$–	$63,743,301	$–	$629,126,580	$341,367,196
Investments at value (affiliated)*	358,866,084	–	235,094,842	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	11,564,000

Total investments	358,866,084	63,743,301	235,094,842	629,126,580	352,931,196

Cash	64,066	718	50,807	67,890	2,044
Foreign cash*	–	–	–	–	18,571
Receivable for:
Trust shares sold	174,180	37,108	2,452,485	2,117,063	190,222
Dividends and interest	–	61,426	–	4,063,054	6,088,490
Investments sold	–	536,534	–	21,482,892	2,151,912
Prepaid expenses and other assets	3,790	3,894	2,628	11,120	8,524
Due from investment adviser for expense reimbursements/fee waivers	17,092	8,715	13,847	40,092	19,472
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	15,533

TOTAL ASSETS	359,125,212	64,391,696	237,614,609	656,908,691	361,425,964

LIABILITIES:
Payable for:
Trust shares reaquired	88,208	95,173	16,954	24,388	19,088
Investments purchased	85,472	201,961	2,435,206	35,874,540	5,756,357
Investment advisory and management fees	27,367	27,066	17,597	215,456	167,544
Shareholder services	–	12,303	–	117,879	67,413
Administrative service fees	–	3,445	–	33,006	18,876
Transfer agent fees and expenses	177	252	177	252	252
Trustees’ fees and expenses	4,842	2,852	3,277	10,455	7,265
Other accrued expenses	55,323	34,170	44,329	105,281	136,988
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–

TOTAL LIABILITIES	261,389	377,222	2,517,540	36,381,257	6,173,783

NET ASSETS	$358,863,823	$64,014,474	$235,097,069	$620,527,434	$355,252,181

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$363,323	$55,035	$194,056	$562,809	$466,387
Additional paid in capital	321,132,258	66,689,181	213,741,422	592,278,609	364,702,577
Accumulated undistributed net investment income (loss)	4,028,689	243,112	5,040,406	6,443,397	9,356,633
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(5,585,434)	(12,645,868)	5,011,057	7,836,866	(32,106,137)
Unrealized appreciation (depreciation) on investments	38,924,987	9,673,014	11,110,128	13,405,753	12,817,536
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	15,185
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$358,863,823	$64,014,474	$235,097,069	$620,527,434	$355,252,181

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	36,332,328	5,503,462	19,405,591	56,280,945	46,638,695
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.88	$11.63	$12.11	$11.03	$7.62

* Cost
Investments (unaffiliated)	$–	$54,070,287	$–	$615,720,827	$328,549,660

Investments (affiliated)	$319,941,097	$–	$223,984,714	$–	$–

Foreign cash	$–	$–	$–	$–	$18,843

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2013 (Unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*	$520,385,272	$172,246,446	$125,719,677	$789,628,399	$–
Investments at value (affiliated)*	–	–	–	–	535,956,790
Repurchase agreements (cost approximates value)	6,799,000	–	2,533,000	46,906,000	–

Total investments	527,184,272	172,246,446	128,252,677	836,534,399	535,956,790

Cash	80,119	40,418	224	1,100	66,509
Foreign cash*	1,112,724	–	–	58,622	–
Receivable for:
Trust shares sold	747	82,488	37,634	38,808	651,496
Dividends and interest	616,056	439,039	104,480	950,173	–
Investments sold	1,838,618	493,745	1,160,160	3,321,150	–
Prepaid expenses and other assets	17,492	7,904	7,887	20,765	5,891
Due from investment adviser for expense reimbursements/fee waivers	99,413	21,272	34,938	52,207	24,617
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	530,949,441	173,331,312	129,598,000	840,977,224	536,705,303

LIABILITIES:
Payable for:
Trust shares reaquired	263,688	80,863	75,656	398,016	58,246
Investments purchased	3,164,701	1,116,686	1,148,162	5,547,628	592,510
Investment advisory and management fees	326,576	66,377	76,215	446,484	40,575
Shareholder services	99,658	33,188	25,165	159,923	–
Administrative service fees	27,904	9,293	7,046	44,779	–
Transfer agent fees and expenses	236	222	222	695	177
Trustees’ fees and expenses	16,292	6,839	5,156	19,536	7,336
Other accrued expenses	190,768	52,205	46,491	127,670	69,380
Accrued foreign tax on capital gains	547,763	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–

TOTAL LIABILITIES	4,637,586	1,365,673	1,384,113	6,744,731	768,224

NET ASSETS	$526,311,855	$171,965,639	$128,213,887	$834,232,493	$535,937,079

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$391,985	$131,196	$144,849	$419,040	$394,669
Additional paid in capital	634,991,349	237,868,741	108,792,673	697,307,566	473,536,462
Accumulated undistributed net investment income (loss)	(1,887,082)	1,342,130	179,262	823,002	8,362,735
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(189,673,576)	(93,567,275)	3,019,853	10,705,980	6,406,399
Unrealized appreciation (depreciation) on investments	83,042,956	26,190,847	16,077,284	124,978,044	47,236,814
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(6,014)	–	(34)	(1,139)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(547,763)	–	–	–	–

NET ASSETS	$526,311,855	$171,965,639	$128,213,887	$834,232,493	$535,937,079

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	39,198,539	13,119,556	14,484,879	41,903,987	39,466,943
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.43	$13.11	$8.85	$19.91	$13.58

* Cost
Investments (unaffiliated)	$437,342,316	$146,055,599	$109,642,393	$664,650,355	$–

Investments (affiliated)	$–	$–	$–	$–	$488,719,976

Foreign cash	$1,118,360	$–	$–	$58,728	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2013 (Unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$165,684,323	$85,412,929	$465,059,529	$536,147,345	$691,036,519
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	10,776,000	–	24,261,000	29,651,000	–

Total investments	176,460,323	85,412,929	489,320,529	565,798,345	691,036,519

Cash	1,320	589	1,261	519	36,497
Foreign cash*	–	–	–	–	278,076
Receivable for:
Trust shares sold	42,601	88,541	81,739	5,878	464,262
Dividends and interest	44,935	3,778	448,790	1,120,515	8,862,530
Investments sold	–	885,881	2,089,909	–	13,349,626
Prepaid expenses and other assets	9,735	3,973	12,335	19,880	12,876
Due from investment adviser for expense reimbursements/fee waivers	58,208	12,108	50,046	41,998	21,876
Variation margin on futures contracts	–	–	13,970	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	176,617,122	86,407,799	492,018,579	566,987,135	714,062,262

LIABILITIES:
Payable for:
Trust shares reaquired	147,726	9,776	114,316	309,082	40,970
Investments purchased	–	269,754	1,027,969	–	21,993,949
Investment advisory and management fees	33,441	56,834	247,895	108,788	270,833
Shareholder services	33,441	16,716	93,869	108,788	131,284
Administrative service fees	9,364	4,680	26,284	30,460	36,760
Transfer agent fees and expenses	118	252	222	236	400
Trustees’ fees and expenses	8,634	2,913	10,552	18,946	13,042
Other accrued expenses	47,704	39,724	97,949	90,568	114,864
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	–	53,375	–

TOTAL LIABILITIES	280,428	400,649	1,619,056	720,243	22,602,102

NET ASSETS	$176,336,694	$86,007,150	$490,399,523	$566,266,892	$691,460,160

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,765,972	$63,819	$340,459	$422,596	$596,251
Additional paid in capital	174,860,489	75,982,749	401,425,966	588,099,583	653,727,961
Accumulated undistributed net investment income (loss)	(5,309)	(401,272)	2,706,302	4,983,960	12,781,063
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(284,458)	1,019,184	636,549	(127,122,157)	8,176,757
Unrealized appreciation (depreciation) on investments	–	9,342,670	85,081,791	98,040,561	16,191,930
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	208,456	1,842,349	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(13,802)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$176,336,694	$86,007,150	$490,399,523	$566,266,892	$691,460,160

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	176,597,240	6,381,931	34,045,934	42,259,606	59,625,098
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$13.48	$14.40	$13.40	$11.60

* Cost
Investments (unaffiliated)	$165,684,323	$76,070,259	$379,977,738	$438,106,784	$674,844,589

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$279,407

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2013 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$499,547	$–	$15,652	$153,297
Dividends (affiliated)	4,344,789	–	5,249,040	–	–
Interest (unaffiliated)	23	67	18	8,778,212	11,110,798

Total investment income*	4,344,812	499,614	5,249,058	8,793,864	11,264,095

EXPENSES:
Investment advisory and management fees	165,265	167,307	107,053	1,387,012	1,002,615
Administrative service fee	–	21,294	–	212,354	112,633
Shareholder services fee	–	76,049	–	758,407	402,260
Transfer agent fees and expenses	523	785	523	785	785
Custodian and accounting fees	10,954	10,957	10,950	70,392	25,797
Reports to shareholders	32,056	5,890	20,985	58,529	30,335
Audit and tax fees	13,646	15,186	13,646	21,115	18,052
Legal fees	11,758	6,460	9,434	17,062	12,221
Trustees’ fees and expenses	18,847	3,566	11,871	36,366	18,431
Interest expense	–	–	–	696	–
Other expenses	5,291	5,657	4,406	8,868	6,877

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	258,340	313,151	178,868	2,571,586	1,630,006

Fees waived and expenses reimbursed by investment advisor (Note 3)	(93,075)	(54,585)	(71,814)	(235,693)	(85,330)
Fees paid indirectly (Note 7)	–	(4,365)	–	–	–

Net expenses	165,265	254,201	107,054	2,335,893	1,544,676

Net investment income (loss)	4,179,547	245,413	5,142,004	6,457,971	9,719,419

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	2,095,654	–	8,101,489	1,055,895
Net realized gain (loss) on investments (affiliated)	6,164,099	–	4,270,141	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	3,063,787	–	1,858,730	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	3,380

Net realized gain (loss) on investments and foreign currencies	9,227,886	2,095,654	6,128,871	8,101,489	1,059,275

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	1,885,620	–	(7,558,881)	5,542,358
Change in unrealized appreciation (depreciation) on investments (affiliated)	14,404,745	–	(1,107,052)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	19,343
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	14,404,745	1,885,620	(1,107,052)	(7,558,881)	5,561,701

Net realized and unrealized gain (loss) on investments and foreign currencies	23,632,631	3,981,274	5,021,819	542,608	6,620,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,812,178	$4,226,687	$10,163,823	$7,000,579	$16,340,395

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(1,298)	$(3,336)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2013 (Unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,816,926	$1,958,302	$810,997	$6,525,965	$–
Dividends (affiliated)	–	–	–	–	8,836,315
Interest (unaffiliated)	2,152	2,523	119	2,566	27

Total investment income*	2,819,078	1,960,825	811,116	6,528,531	8,836,342

EXPENSES:
Investment advisory and management fees	2,035,927	393,268	500,083	2,666,498	243,337
Administrative service fee	173,805	55,058	46,289	265,931	–
Shareholder services fee	620,731	196,634	165,318	949,754	–
Transfer agent fees and expenses	698	698	698	2,093	523
Custodian and accounting fees	359,495	27,882	19,958	96,044	10,944
Reports to shareholders	88,735	15,433	12,952	72,673	47,578
Audit and tax fees	35,359	15,162	15,200	15,281	13,646
Legal fees	20,649	8,241	7,893	19,786	14,771
Trustees’ fees and expenses	29,720	9,146	8,199	43,319	27,252
Interest expense	871	244	–	7	–
Other expenses	10,461	6,647	6,888	11,087	6,093

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,376,451	728,413	783,478	4,142,473	364,144

Fees waived and expenses reimbursed by investment advisor (Note 3)	(893,528)	(91,319)	(221,395)	(153,505)	(120,806)
Fees paid indirectly (Note 7)	–	(9,978)	(7,738)	(8,805)	–

Net expenses	2,482,923	627,116	554,345	3,980,163	243,338

Net investment income (loss)	336,155	1,333,709	256,771	2,548,368	8,593,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	24,570,316	6,984,883	4,323,954	31,162,965	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	8,231,978
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	4,480,859
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	4,198	(12)	–	(3,324)	–

Net realized gain (loss) on investments and foreign currencies	24,574,514	6,984,871	4,323,954	31,159,641	12,712,837

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	47,971,299	12,592,891	3,219,732	77,435,749	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	12,309,507
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(43,808)	–	14	(846)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(496,385)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	47,431,106	12,592,891	3,219,746	77,434,903	12,309,507

Net realized and unrealized gain (loss) on investments and foreign currencies	72,005,620	19,577,762	7,543,700	108,594,544	25,022,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,341,775	$20,911,471	$7,800,471	$111,142,912	$33,615,348

* Net of foreign withholding taxes on interest and dividends of	$74,827	$21,380	$331	$17,939	$–

** Net of foreign withholding taxes on capital gains of	$20,673	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2013 (Unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$346,602	$5,006,293	$6,551,866	$11,543
Dividends (affiliated)	–	–	–	–	–
Interest (unaffiliated)	201,021	78	1,664	1,893	15,809,303

Total investment income*	201,021	346,680	5,007,957	6,553,759	15,820,846

EXPENSES:
Investment advisory and management fees	220,790	354,595	1,480,620	695,472	1,696,232
Administrative service fee	61,821	29,202	156,781	194,732	229,146
Shareholder services fee	220,790	104,293	559,933	695,472	818,379
Transfer agent fees and expenses	349	785	698	697	1,221
Custodian and accounting fees	14,390	19,569	83,522	38,575	87,707
Reports to shareholders	16,727	7,924	42,499	54,657	62,744
Audit and tax fees	18,050	15,236	15,295	15,171	21,115
Legal fees	8,646	6,788	15,295	16,242	17,779
Trustees’ fees and expenses	11,046	4,907	25,291	34,621	37,911
Interest expense	–	32	272	–	–
Other expenses	6,436	7,560	10,353	10,919	9,378

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	579,045	550,891	2,390,559	1,756,558	2,981,612

Fees waived and expenses reimbursed by investment advisor (Note 3)	(386,868)	(66,974)	(262,814)	(198,701)	(68,184)
Fees paid indirectly (Note 7)	–	(4,047)	(19,934)	–	–

Net expenses	192,177	479,870	2,107,811	1,557,857	2,913,428

Net investment income (loss)	8,844	(133,190)	2,900,146	4,995,902	12,907,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	5,269	2,581,788	12,067,848	16,538,281	8,382,088
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures contracts	–	–	1,132,161	1,697,681	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(30,094)

Net realized gain (loss) on investments and foreign currencies	5,269	2,581,788	13,200,009	18,235,962	8,351,994

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	5,433,069	51,925,163	21,784,272	15,865
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	8,499	1,771,686	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(12,203)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	5,433,069	51,933,662	23,555,958	3,662

Net realized and unrealized gain (loss) on investments and foreign currencies	5,269	8,014,857	65,133,671	41,791,920	8,355,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,113	$7,881,667	$68,033,817	$46,787,822	$21,263,074

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$1,958	$–	$(12,369)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012 )	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,179,547	$3,989,339	$245,413	$273,299	$5,142,004	$3,919,672	$6,457,971	$14,697,214
Net realized gain (loss) on investments and foreign currencies	9,227,886	9,898,951	2,095,654	2,397,848	6,128,871	4,539,138	8,101,489	12,561,261
Net unrealized gain (loss) on investments and foreign currencies	14,404,745	12,034,353	1,885,620	5,175,905	(1,107,052)	6,808,431	(7,558,881)	15,019,252

Net increase (decrease) in net assets resulting from operations	27,812,178	25,922,643	4,226,687	7,847,052	10,163,823	15,267,241	7,000,579	42,277,727

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,428,478)	(3,690,313)	(273,434)	(222,718)	(4,151,140)	(3,219,194)	(16,851,636)	(13,012,553)
Net realized gain on securities	–	–	–	–	(3,997,840)	(929,328)	(10,498,195)	(2,108,930)

Total distributions to shareholders	(4,428,478)	(3,690,313)	(273,434)	(222,718)	(8,148,980)	(4,148,522)	(27,349,831)	(15,121,483)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	21,825,570	106,211,037	648,516	7,990,186	30,947,894	71,305,412	3,175,431	177,376,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,209,270	128,443,367	4,601,769	15,614,520	32,962,737	82,424,131	(17,173,821)	204,532,893
NET ASSETS:
Beginning of period	313,654,553	185,211,186	59,412,705	43,798,185	202,134,332	119,710,201	637,701,255	433,168,362

End of period†	$358,863,823	$313,654,553	$64,014,474	$59,412,705	$235,097,069	$202,134,332	$620,527,434	$637,701,255

† Includes accumulated undistributed net investment income (loss) of	$4,028,689	$4,277,620	$243,112	$271,133	$5,040,406	$4,049,542	$6,443,397	$16,837,062

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,719,419	$17,415,569	$336,155	$8,875,773	$1,333,709	$2,025,311	$256,771	$62,880
Net realized gain (loss) on investments and foreign currencies	1,059,275	4,391,254	24,574,514	(46,840,813)	6,984,871	6,340,104	4,323,954	3,202,780
Net unrealized gain (loss) on investments and foreign currencies	5,561,701	12,323,273	47,431,106	22,277,763	12,592,891	11,325,370	3,219,746	7,093,395

Net increase (decrease) in net assets resulting from operations	16,340,395	34,130,096	72,341,775	(15,687,277)	20,911,471	19,690,785	7,800,471	10,359,055

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,421,859)	(19,920,886)	(10,343,419)	(9,949,170)	(2,012,482)	(1,632,027)	(140,998)	–
Net realized gain on securities	–	–	–	–	–	–	(1,557,189)	–

Total distributions to shareholders	(17,421,859)	(19,920,886)	(10,343,419)	(9,949,170)	(2,012,482)	(1,632,027)	(1,698,187)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	71,516,085	8,228,460	(28,893,163)	(66,513,519)	2,384,456	(18,736,997)	(20,673,484)	(28,844,812)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,434,621	22,437,670	33,105,193	(92,149,966)	21,283,445	(678,239)	(14,571,200)	(18,485,757)
NET ASSETS:
Beginning of period	284,817,560	262,379,890	493,206,662	585,356,628	150,682,194	151,360,433	142,785,087	161,270,844

End of period†	$355,252,181	$284,817,560	$526,311,855	$493,206,662	$171,965,639	$150,682,194	$128,213,887	$142,785,087

† Includes accumulated undistributed net investment income (loss) of	$9,356,633	$17,059,073	$(1,887,082)	$8,120,182	$1,342,130	$2,020,903	$179,262	$63,489

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,548,368	$2,578,615	$8,593,004	$7,075,680	$8,844	$19,792	$(133,190)	$(406,965)
Net realized gain (loss) on investments and foreign currencies	31,159,641	14,535,766	12,712,837	12,705,261	5,269	4,374	2,581,788	6,366,258
Net unrealized gain (loss) on investments and foreign currencies	77,434,903	69,761,905	12,309,507	17,434,144	–	–	5,433,069	3,988,403

Net increase (decrease) in net assets resulting from operations	111,142,912	86,876,286	33,615,348	37,215,085	14,113	24,166	7,881,667	9,947,696

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,119,387)	(3,159,891)	(7,680,482)	(6,217,964)	(8,844)	(19,792)	–	–
Net realized gain on securities	–	–	(7,772,482)	–	–	–	(7,237,663)	(5,832,710)

Total distributions to shareholders	(3,119,387)	(3,159,891)	(15,452,964)	(6,217,964)	(8,844)	(19,792)	(7,237,663)	(5,832,710)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	32,113,969	(5,586,840)	65,427,839	140,913,798	(11,099,011)	(26,980,877)	4,202,062	(1,793,136)

TOTAL INCREASE (DECREASE) IN NET ASSETS	140,137,494	78,129,555	83,590,223	171,910,919	(11,093,742)	(26,976,503)	4,846,066	2,321,850
NET ASSETS:
Beginning of period	694,094,999	615,965,444	452,346,856	280,435,937	187,430,436	214,406,939	81,161,084	78,839,234

End of period†	$834,232,493	$694,094,999	$535,937,079	$452,346,856	$176,336,694	$187,430,436	$86,007,150	$81,161,084

† Includes accumulated undistributed net investment income (loss) of	$823,002	$1,394,021	$8,362,735	$7,450,213	$(5,309)	$(5,309)	$(401,272)	$(268,082)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,900,146	$2,352,862	$4,995,902	$8,739,723	$12,907,418	$24,236,169
Net realized gain (loss) on investments and foreign currencies	13,200,009	1,925,372	18,235,962	47,286,481	8,351,994	13,806,211
Net unrealized gain (loss) on investments and foreign currencies	51,933,662	22,139,067	23,555,958	42,933,339	3,662	15,962,194

Net increase (decrease) in net assets resulting from operations	68,033,817	26,417,301	46,787,822	98,959,543	21,263,074	54,004,574

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,336,976)	(3,802,695)	(8,741,440)	(9,018,906)	(25,186,964)	(27,774,842)
Net realized gain on securities	(7,955,107)	(12,532,776)	–	–	(6,110,758)	–

Total distributions to shareholders	(10,292,083)	(16,335,471)	(8,741,440)	(9,018,906)	(31,297,722)	(27,774,842)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	26,186,913	(8,359,325)	(71,279,968)	(146,834,770)	76,631,673	97,841,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,928,647	1,722,505	(33,233,586)	(56,894,133)	66,597,025	124,071,108
NET ASSETS:
Beginning of period	406,470,876	404,748,371	599,500,478	656,394,611	624,863,135	500,792,027

End of period†	$490,399,523	$406,470,876	$566,266,892	$599,500,478	$691,460,160	$624,863,135

† Includes accumulated undistributed net investment income (loss) of	$2,706,302	$2,143,132	$4,983,960	$8,729,498	$12,781,063	$25,060,609

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board” or the “Trustees”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

The following tables represent the value of derivatives held as of February 28, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending February 28, 2013:

	High Yield Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$15,533	Unrealized depreciation on forward foreign currency contracts	$—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign Exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,884	$19,734

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $581,435.

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$13,970	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,132,161	$8,499

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $9,289,402.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $208,456 as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$53,375

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,697,681	$1,771,686

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,943,266.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,842,349 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended February 28, 2013, the High Yield Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of February 28, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended February 28, 2013, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase or decrease exposure to equity markets. As of February 28, 2013, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of February 28, 2013, none of the Funds had open structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Illiquidity risk arises because structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

E. Mortgage-Backed Dollar Rolls

During the six months ended February 28, 2013, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’s policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended February 28, 2013, the Core Bond Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $(84,970) and $23,912, respectively.

F. When-Issued Securities and Forward Commitments

The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 28, 2013, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities and/or forward commitments.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

As of February 28, 2013, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Socially Responsible	11.90%	$29,651,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated February 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $249,189,000, a repurchase price of $249,189,069 and maturity date of March 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	11/15/2015	$3,740,000	$3,749,911
U.S. Treasury Notes	0.50	07/31/2017	43,395,000	43,143,960
U.S. Treasury Notes	1.00	03/31/2017	202,935,000	207,280,650

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of February 28, 2013, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	10.78%	$10,776,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,389 and maturity date of March 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	0.13%	07/15/2022	$93,901,100	$102,000,070

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Lifestyle Funds, distributions from income from underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries tax regulation require that taxes be paid on capital gains realized by the Funds.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 — 2011 or expected to be taken in each Fund’s 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

K. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3. — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the first $300 million
0.45% on assets over $500 million

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

VALIC entered into sub-advisory agreements with the following:

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Mid Cap Growth Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global”)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2013. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the six months ended February 28, 2013, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$93,075
Capital Appreciation	54,585
Conservative Growth Lifestyle	71,814
Core Bond	235,693
High Yield Bond	85,330
International Opportunities	893,528
Large Cap Value	91,319
Mid Cap Growth	221,395
Mid Cap Value	153,505
Moderate Growth Lifestyle	120,806
Money Market II	93,307
Small Cap Growth	66,974
Small Cap Value	262,814
Socially Responsible	198,701
Strategic Bond	68,184

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2013, VALIC voluntarily waived fees and/or reimbursed expenses of $293,561 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended February 28, 2013, VC II expensed $1,559,046 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Master Transfer Agency and Service Agreement with VALIC. VALIC receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the six months ended February 28, 2013, VC II expensed $11,861 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2013, VC II expensed $5,568,020 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2013, VC II has deferred $7,860 of trustee compensation.

At February 28, 2013, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.95%
International Opportunities	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.55%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.92%

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2013, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2013
VALIC Co. I Blue Chip Growth Fund	$6,649	$—	$8,486,857	$4,767,337	$—	$—	$787,712	$14,041,906
VALIC Co. I Capital Conservation Fund	133,892	—	16,558,371	133,893	12,490,144	402,942	(510,351)	4,094,711
VALIC Co. I Dividend Value Fund	488,766	—	24,981,634	9,781,693	56,146	12,541	2,022,577	36,742,299
VALIC Co. I Emerging Economies Fund	263,851	—	23,424,055	23,924,731	—	—	5,129,304	52,478,090

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2013
VALIC Co. I Foreign Value Fund	$139,286	$—	$—	$4,545,415	$192,348	$2,610	$156,465	$4,512,142
VALIC Co. I Global Real Estate Fund	298,582	543,802	11,675,272	8,112,793	200,269	53,062	1,030,420	20,671,278
VALIC Co. I Government Securities Fund	172,349	36,359	15,721,779	208,708	9,745,515	22,544	(288,062)	5,919,454
VALIC Co. I Inflation Protected Fund	64,390	—	2,472,692	117,229	1,795,035	124,838	(168,625)	751,099
VALIC Co. I International Equities Fund	195,686	—	6,796,238	323,798	187,674	33,041	708,824	7,674,227
VALIC Co. I International Growth Fund	113,564	—	7,027,629	235,526	40,674	4,392	805,102	8,031,975
VALIC Co. I Mid Cap Strategic Growth Fund	—	31,588	1,236,180	61,609	14,775	(452)	114,827	1,397,389
VALIC Co. I Nasdaq-100 Index Fund	45,639	233,312	10,102,639	779,905	134,979	7,355	(374,699)	10,380,221
VALIC Co. I Science & Technology Fund	—	—	8,394,957	1,635,005	—	—	415,802	10,445,764
VALIC Co. I Small Cap Special Values Fund	45,036	—	3,005,040	4,666,725	—	—	716,679	8,388,444
VALIC Co. I Stock Index Fund	1,101,318	977,969	73,534,032	21,956,284	32,645,621	2,968,056	733,007	66,545,758
VALIC Co. I Value Fund	—	—	—	1,839,800	7,587	515	140,312	1,973,040
VALIC Co. II Capital Appreciation Fund	50,763	—	10,971,851	346,149	63,660	29,395	701,324	11,985,059
VALIC Co. II Core Bond Fund	792,238	493,547	44,421,650	5,145,408	25,592,082	1,106,645	(2,028,761)	23,052,860
VALIC Co. II High Yield Bond Fund	232,641	—	2,049,115	4,581,473	94,897	1,582	(15,663)	6,521,610
VALIC Co. II Large Cap Value Fund	—	—	—	3,345,089	69,186	5,674	276,858	3,558,435
VALIC Co. II Mid Cap Growth Fund	4,669	51,567	4,163,987	194,438	3,644	512	199,803	4,555,096
VALIC Co. II Mid Cap Value Fund	110,442	—	16,906,034	9,671,612	137,666	70,994	3,548,669	30,059,643
VALIC Co. II Small Cap Growth Fund	—	406,206	3,461,999	1,596,041	345,622	(13,234)	(23,204)	4,675,980
VALIC Co. II Small Cap Value Fund	85,028	289,437	2,839,845	13,779,231	42,730	(267)	1,501,531	18,077,610
VALIC Co. II Strategic Bond Fund	—	—	15,433,599	2,319,863	15,577,716	1,331,354	(1,175,106)	2,331,994

	$4,344,789	$3,063,787	$313,665,455	$124,069,755	$99,437,970	$6,164,099	$14,404,745	$358,866,084

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2013
VALIC Co. I Blue Chip Growth Fund	$2,194	$—	$2,831,477	$1,687,998	$—	$—	$265,071	$4,784,546
VALIC Co. I Capital Conservation Fund	216,642	—	17,105,558	406,322	7,787,871	251,548	(423,746)	9,551,811
VALIC Co. I Dividend Value Fund	144,701	—	7,164,897	3,341,399	—	—	602,257	11,108,553
VALIC Co. I Emerging Economies Fund	67,970	—	5,065,325	14,570,715	—	—	1,403,332	21,039,372
VALIC Co. I Foreign Value Fund	42,947	—	—	2,164,806	19,161	894	77,543	2,224,082
VALIC Co. I Global Real Estate Fund	70,329	128,088	2,251,313	3,071,568	15,413	7,184	269,502	5,584,154
VALIC Co. I Government Securities Fund	177,351	37,415	11,391,549	313,905	4,428,780	182,898	(432,272)	7,027,300
VALIC Co. I Inflation Protected Fund	444,835	—	16,696,580	1,375,619	3,166,486	332,468	(622,904)	14,615,277
VALIC Co. I International Equities Fund	24,414	—	829,113	36,203	58,296	677	90,418	898,115
VALIC Co. I International Government Bond Fund	97,771	74,081	2,803,342	240,524	2,077,344	(58,877)	(115,009)	792,636
VALIC Co. I International Growth Fund	23,005	—	1,375,763	92,979	34,410	5,056	156,715	1,596,103
VALIC Co. I Nasdaq-100 Index Fund	3,984	20,367	868,113	1,736,403	5,704	311	(52,867)	2,546,256
VALIC Co. I Science & Technology Fund	—	—	824,065	1,290,477	—	—	35,183	2,149,725
VALIC Co. I Small Cap Special Values Fund	8,056	—	—	1,424,149	—	—	105,530	1,529,679
VALIC Co. I Stock Index Fund	374,361	332,432	22,445,696	19,026,572	16,974,989	1,259,059	92,983	25,849,321
VALIC Co. I Value Fund	—	—	—	535,093	—	—	40,940	576,033
VALIC Co. II Capital Appreciation Fund	13,512	—	2,874,238	196,835	139,117	63,073	133,862	3,128,891
VALIC Co. II Core Bond Fund	1,322,638	823,974	69,109,526	26,601,311	44,432,544	2,051,628	(3,519,465)	49,810,456
VALIC Co. II High Yield Bond Fund	793,839	—	13,485,087	2,677,082	—	—	(30,922)	16,131,247
VALIC Co. II Large Cap Value Fund	—	—	—	1,625,615	48,992	4,017	133,354	1,713,994
VALIC Co. II Mid Cap Growth Fund	889	9,819	773,611	54,397	20,093	2,825	34,894	845,634
VALIC Co. II Mid Cap Value Fund	35,314	—	5,414,625	3,264,465	—	—	1,169,340	9,848,430
VALIC Co. II Small Cap Growth Fund	—	29,668	—	380,746	46,456	(3,687)	(9,744)	320,859
VALIC Co. II Small Cap Value Fund	21,205	72,181	—	4,276,740	—	—	344,887	4,621,627
VALIC Co. II Strategic Bond Fund	1,363,083	330,705	18,834,596	19,746,791	1,095,779	171,067	(855,934)	36,800,741

	$5,249,040	$1,858,730	$202,144,474	$110,138,714	$80,351,435	$4,270,141	$(1,107,052)	$235,094,842

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2013
VALIC Co. I Blue Chip Growth Fund	$7,893	$—	$10,520,022	$5,254,483	$799,876	$270,442	$689,897	$15,934,968
VALIC Co. I Capital Conservation Fund	297,611	—	28,427,325	457,526	15,939,639	545,537	(778,735)	12,712,014
VALIC Co. I Dividend Value Fund	559,938	—	29,154,627	10,981,484	—	—	2,362,358	42,498,469
VALIC Co. I Emerging Economies Fund	268,029	—	22,809,811	34,944,875	—	—	5,313,671	63,068,357
VALIC Co. I Foreign Value Fund	148,777	—	—	6,067,476	122,778	3,486	214,327	6,162,511
VALIC Co. I Global Real Estate Fund	303,004	551,855	11,411,305	10,641,678	118,201	47,654	1,144,435	23,126,871
VALIC Co. I Government Securities Fund	320,247	67,560	25,317,560	525,897	13,153,940	386,061	(858,731)	12,216,847
VALIC Co. I Inflation Protected Fund	435,836	—	16,577,466	1,049,137	4,565,100	479,316	(764,550)	12,776,269
VALIC Co. I International Equities Fund	173,570	—	5,975,838	288,483	124,928	(3,534)	660,011	6,795,870
VALIC Co. I International Government Bond Fund	109,518	82,981	3,182,458	226,423	2,690,132	(80,668)	(111,133)	526,948
VALIC Co. I International Growth Fund	107,409	—	6,616,278	218,841	27,412	2,960	761,509	7,572,176
VALIC Co. I Mid Cap Strategic Growth Fund	—	27,208	1,067,244	40,042	38,248	(313)	98,322	1,167,047
VALIC Co. I Nasdaq-100 Index Fund	46,852	239,509	10,345,941	2,202,082	29,278	1,595	(393,154)	12,127,186
VALIC Co. I Science & Technology Fund	—	—	9,562,716	2,799,004	—	—	472,789	12,834,509
VALIC Co. I Small Cap Special Values Fund	42,142	—	2,297,625	5,045,108	—	—	656,154	7,998,887
VALIC Co. I Stock Index Fund	1,378,566	1,224,165	82,933,808	40,722,386	42,988,396	4,179,795	470,650	85,318,243
VALIC Co. I Value Fund	—	—	—	2,225,857	6,218	422	169,968	2,390,029
VALIC Co. II Capital Appreciation Fund	55,605	—	11,939,869	555,722	294,653	133,319	671,159	13,005,416
VALIC Co. II Core Bond Fund	2,062,474	1,284,876	96,300,997	21,568,302	42,472,083	2,255,221	(4,668,949)	72,983,488
VALIC Co. II High Yield Bond Fund	1,075,535	—	17,122,086	4,074,090	—	—	(71,418)	21,124,758
VALIC Co. II Large Cap Value Fund	—	—	—	4,501,179	140,008	11,481	368,909	4,741,561
VALIC Co. II Mid Cap Growth Fund	5,179	57,194	4,575,853	313,213	3,482	490	224,574	5,110,648
VALIC Co. II Mid Cap Value Fund	141,165	—	23,235,946	10,923,057	9,359	4,769	4,700,979	38,855,392
VALIC Co. II Small Cap Growth Fund	—	357,589	2,870,460	1,590,444	299,858	(38,924)	(72)	4,122,050
VALIC Co. II Small Cap Value Fund	86,435	294,227	2,267,144	14,825,290	—	—	1,510,163	18,602,597
VALIC Co. II Strategic Bond Fund	1,210,530	293,695	27,851,265	5,050,975	217,804	32,869	(533,626)	32,183,679

	$8,836,315	$4,480,859	$452,363,644	$187,093,054	$124,041,393	$8,231,978	$12,309,507	$535,956,790

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2013 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$116,661,178	$99,437,970	$—	$—
Capital Appreciation	11,112,099	9,659,910	—	—
Conservative Growth Lifestyle	103,030,944	80,351,435	—	—
Core Bond	421,410,784	362,684,852	123,463,805	156,573,744
High Yield Bond	102,064,749	35,269,724	—	—
International Opportunities	148,575,241	185,380,760	—	—
Large Cap Value	45,813,513	44,619,007	—	—
Mid Cap Growth	69,182,891	88,762,125	—	—
Mid Cap Value	188,398,728	159,984,036	—	—
Moderate Growth Lifestyle	173,775,880	124,041,393	—	—
Small Cap Growth	23,602,229	27,421,900	—	—
Small Cap Value	231,087,202	217,931,947	645,255	785,000
Socially Responsible	63,098,325	137,566,985	—	—
Strategic Bond	542,979,626	410,265,731	56,590,503	96,615,071

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation expenses, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2013.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$325,813,755	$39,321,523	$(6,269,194)	$33,052,329
Capital Appreciation	54,111,467	10,071,733	(439,899)	9,631,834
Conservative Growth Lifestyle	225,102,528	12,332,619	(2,340,305)	9,992,314
Core Bond	615,985,449	91,639,436	(78,498,305)	13,141,131
High Yield Bond	340,126,756	22,629,643	(9,825,203)	12,804,440
International Opportunities	446,910,587	88,890,377	(8,616,692)	80,273,685
Large Cap Value	147,912,945	27,704,153	(3,370,652)	24,333,501
Mid Cap Growth	113,479,494	17,768,507	(2,995,324)	14,773,183
Mid Cap Value	718,214,768	140,470,277	(22,150,646)	118,319,631
Moderate Growth Lifestyle	495,026,410	48,148,201	(7,217,821)	40,930,380
Money Market	176,460,323	—	—	—
Small Cap Growth	76,954,310	14,342,389	(5,883,770)	8,458,619
Small Cap Value	412,007,910	95,297,175	(17,984,556)	77,312,619
Socially Responsible	470,964,817	106,251,394	(11,417,866)	94,833,528
Strategic Bond	675,026,034	23,444,584	(7,434,099)	16,010,485

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2012 and the tax character of distributions paid during they year ended August 31, 2012 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$4,428,478	$(8,940,662)	$18,647,584	$3,690,313	$—
Capital Appreciation	273,434	(13,921,289)	7,746,214	222,718	—
Conservative Growth Lifestyle	4,440,622	3,708,358	11,099,366	3,219,194	929,328
Core Bond	24,934,900	2,414,931	20,700,012	13,634,597	1,486,886
High Yield Bond	17,212,868	(33,055,175)	7,262,126	19,920,886	—
International Opportunities	10,343,419	(172,777,627)	32,288,855	9,949,170	—
Large Cap Value	2,012,482	(97,727,038)	11,740,610	1,632,027	—
Mid Cap Growth	140,998	1,557,189	11,553,403	—	—
Mid Cap Value	3,119,387	(15,507,323)	40,883,583	3,159,891	—
Moderate Growth Lifestyle	7,680,482	7,772,482	28,620,873	6,217,964	—
Money Market II	861	(289,727)	—	19,792	—
Small Cap Growth	—	7,237,663	3,025,550	—	5,832,710
Small Cap Value	2,336,976	7,955,107	25,387,456	15,335,471	—
Socially Responsible	8,741,440	(142,080,424)	73,049,256	9,018,906	—
Strategic Bond	27,317,176	3,980,546	15,993,021	27,774,842	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward		Unlimited
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$2,753,666	$—	$6,186,996
Capital Appreciation	1,335,638	12,585,651	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Capital Loss Carryforward		Unlimited
Fund	2017	2018	ST	LT
High Yield Bond	$690,330	$32,364,845	$—	$—
International Opportunities	37,862,866	127,167,902	7,746,859	—
Large Cap Value	51,791,887	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	15,507,323	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	289,727	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	22,141,913	119,938,511	—	—
Strategic Bond	—	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2012, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$147,946	$—	$—
Capital Appreciation	—	779,053	—
Conservative Growth Lifestyle	99,523	—	—
Core Bond	—	—	—
High Yield Bond	—	102,342	—
International Opportunities	—	40,899,681	—
Large Cap Value	—	954,484	—
Mid Cap Growth	73,653	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	225,679	—	—
Money Market II	—	—	—
Small Cap Growth	263,680	680,515	—
Small Cap Value	—	4,780,597	—
Socially Responsible	—	—	—
Strategic Bond	—	—	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,215,184	$30,487,819	13,856,369	$121,868,956	346,035	$3,862,279	1,245,248	$12,800,980
Reinvested dividends	471,616	4,428,478	441,425	3,690,313	24,926	273,434	23,718	222,718
Shares redeemed	(1,383,912)	(13,090,727)	(2,208,950)	(19,348,232)	(310,308)	(3,487,197)	(500,000)	(5,033,512)

Net increase (decrease)	2,302,888	$21,825,570	12,088,844	$106,211,037	60,653	$648,516	768,966	$7,990,186

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,170,111	$50,418,076	7,421,910	$86,104,374	9,584,627	$107,946,506	22,552,041	$248,404,019
Reinvested dividends	688,840	8,148,980	376,113	4,148,522	2,477,340	27,349,831	1,414,545	15,121,483
Shares redeemed	(2,272,092)	(27,619,162)	(1,644,608)	(18,947,484)	(11,676,408)	(132,120,906)	(7,816,232)	(86,148,853)

Net increase (decrease)	2,586,859	$30,947,894	6,153,415	$71,305,412	385,559	$3,175,431	16,150,354	$177,376,649

	High Yield Bond				International Opportunities
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,305,206	$63,843,046	6,735,105	$49,413,970	1,074,072	$14,236,457	2,825,552	$31,726,439
Reinvested dividends	2,326,016	17,421,859	2,866,314	19,920,886	826,152	10,343,419	930,699	9,949,170
Shares redeemed	(1,273,481)	(9,748,820)	(8,342,933)	(61,106,396)	(4,255,770)	(53,473,039)	(9,147,195)	(108,189,128)

Net increase (decrease)	9,357,741	$71,516,085	1,258,486	$8,228,460	(2,355,546)	$(28,893,163)	(5,390,944)	$(66,513,519)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,021,173	$12,465,252	942,158	$10,053,815	256,141	$2,196,844	1,582,065	$12,657,812
Reinvested dividends	167,567	2,012,482	155,136	1,632,027	205,841	1,698,187	—	—
Shares redeemed	(982,116)	(12,093,278)	(2,727,377)	(30,422,839)	(2,865,160)	(24,568,515)	(5,027,143)	(41,502,624)

Net increase (decrease)	206,624	$2,384,456	(1,630,083)	$(18,736,997)	(2,403,178)	$(20,673,484)	(3,445,078)	$(28,844,812)

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,173,114	$57,805,355	3,865,883	$61,663,748	5,111,917	$68,070,081	12,605,779	$158,023,935
Reinvested dividends	171,584	3,119,387	206,125	3,159,891	1,184,136	15,452,964	520,767	6,217,964
Shares redeemed	(1,541,350)	(28,810,773)	(4,286,327)	(70,410,479)	(1,360,933)	(18,095,206)	(1,880,789)	(23,328,101)

Net increase (decrease)	1,803,348	$32,113,969	(214,319)	$(5,586,840)	4,935,120	$65,427,839	11,245,757	$140,913,798

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,363,403	$31,363,403	87,501,024	$87,501,024	511,311	$6,972,808	1,089,423	$14,064,663
Reinvested dividends	8,844	8,844	19,792	19,792	589,867	7,237,663	474,204	5,832,710
Shares redeemed	(42,471,258)	(42,471,258)	(114,501,692)	(114,501,693)	(745,103)	(10,008,409)	(1,661,370)	(21,690,509)

Net increase (decrease)	(11,099,011)	$(11,099,011)	(26,980,876)	$(26,980,877)	356,075	$4,202,062	(97,743)	$(1,793,136)

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012		For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,854,847	$38,142,589	2,693,061	$33,054,631	283,321	$3,633,348	1,282,840	$14,453,729
Reinvested dividends	795,985	10,292,083	1,368,130	16,335,471	700,998	8,741,440	816,930	9,018,906
Shares redeemed	(1,656,479)	(22,247,759)	(4,635,701)	(57,749,427)	(6,557,945)	(83,654,756)	(14,395,121)	(170,307,405)

Net increase (decrease)	1,994,353	$26,186,913	(574,510)	$(8,359,325)	(5,573,626)	$(71,279,968)	(12,295,351)	$(146,834,770)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Strategic Bond
	For the six months ended February 28, 2013 (Unaudited)		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	6,480,999	$76,449,480	9,020,509	$101,762,383
Reinvested dividends	2,714,460	31,297,722	2,583,706	27,774,842
Shares redeemed	(2,631,376)	(31,115,529)	(2,820,139)	(31,695,849)

Net increase (decrease)	6,564,083	$76,631,673	8,784,076	$97,841,376

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended February 28, 2013, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$4,365
Large Cap Value	9,978
Mid Cap Growth	7,738
Mid Cap Value	8,805
Small Cap Growth	4,047
Small Cap Value	19,934

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At February 28, 2013, the Funds had 30.2%, 33.9%, and 11.2%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At February 28, 2013, the International Opportunities Fund had 21.2% and 18.6% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At February 28, 2013, the Strategic Bond Fund had 35.0% of its net assets invested in such securities.

Note 9 — Line of Credit

The Series and VC I have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the six months ended February 28, 2013, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Bond	2	$696	$8,755,949	1.43%
International Opportunities	29	871	756,523	1.43
Large Cap Value	37	244	165,705	1.43
Mid Cap Value	1	7	178,427	1.43
Small Cap Growth	5	32	161,760	1.43
Small Cap Value	6	272	1,140,945	1.43

At February 28, 2013, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended February 28, 2013, none of the Funds participated in this program.

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2013(f)		Year Ended August 31,										Six Months Ended February 28, 2013(f)		Year Ended August 31,
			2012		2011		2010		2009		2008				2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$9.22		$8.44		$7.41		$6.96		$10.63		$12.59		$10.92		$9.37	$8.01	$7.51	$10.24	$10.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.14		0.19		0.22		0.14		0.24		0.04		0.05	0.05	0.05	0.05	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.67		0.79		1.02		0.35		(1.71)		(1.25)		0.72		1.55	1.35	0.54	(2.77)	(0.57)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.79		0.93		1.21		0.57		(1.57)		(1.01)		0.76		1.60	1.40	0.59	(2.72)	(0.56)

Distributions from:
Net investment income	(0.13)		(0.15)		(0.18)		(0.12)		(0.22)		(0.19)		(0.05)		(0.05)	(0.04)	(0.09)	(0.01)	(0.03)
Net realized gain on securities	–		–		–		–		(1.88)		(0.76)		–		–	–	–	–	–

Total distributions	(0.13)		(0.15)		(0.18)		(0.12)		(2.10)		(0.95)		(0.05)		(0.05)	(0.04)	(0.09)	(0.01)	(0.03)

Net asset value at end of period	$9.88		$9.22		$8.44		$7.41		$6.96		$10.63		$11.63		$10.92	$9.37	$8.01	$7.51	$10.24

TOTAL RETURN(a)	8.60%		11.15%		16.33%		8.11%		(10.48)%		(8.92)%		6.99%		17.13%	17.41%	7.79%	(26.59)%	(5.18)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.16	%(e)(g)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.26	%(e)	0.23	%(e)	1.03	%(g)	1.07%	1.03%	1.08%	1.06%	1.01%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.53	%(e)(g)	1.62	%(e)	2.26	%(e)	2.92	%(e)	2.16	%(e)	2.15	%(e)	0.79	%(g)	0.53%	0.48%	0.56%	0.74%	0.05%
Ratio of net investment income (loss) to average net assets(c)	2.47	%(e)(g)	1.55	%(e)	2.18	%(e)	2.81	%(e)	2.01	%(e)	2.02	%(e)	0.61	%(g)	0.32%	0.29%	0.33%	0.53%	(0.11)%
Portfolio turnover rate	30%		44%		62%		43%		151%		119%		16%		119%	52%	61%	54%	57%
Number of shares outstanding at end of period (000’s)	36,332		34,029		21,941		16,549		13,454		8,603		5,503		5,443	4,674	5,069	6,456	8,763
Net assets at the end of period (000’s)	$358,864		$313,655		$185,211		$122,655		$93,696		$91,464		$64,014		$59,413	$43,798	$40,601	$48,510	$89,774

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2013(f)		Year Ended August 31,										Six Months Ended February 28, 2013(f)		Year Ended August 31,
			2012		2011		2010		2009		2008				2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.02		$11.22		$10.31		$9.60		$10.23		$11.29		$11.41		$10.90	$10.68	$9.96	$10.08	$10.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28		0.29		0.34		0.39		0.33		0.27		0.12		0.30	0.38	0.42	0.51	0.51
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		0.86		0.87		0.63		(0.53)		(0.72)		0.02		0.56	0.13	0.82	0.09	(0.28)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.56		1.15		1.21		1.02		(0.20)		(0.45)		0.14		0.86	0.51	1.24	0.60	0.23

Distributions from:
Net investment income	(0.24)		(0.27)		(0.30)		(0.31)		(0.26)		(0.16)		(0.32)		(0.30)	(0.29)	(0.52)	(0.72)	(0.32)
Net realized gain on securities	(0.23)		(0.08)		–		–		(0.17)		(0.45)		(0.20)		(0.05)	–	–	–	–

Total distributions	(0.47)		(0.35)		(0.30)		(0.31)		(0.43)		(0.61)		(0.52)		(0.35)	(0.29)	(0.52)	(0.72)	(0.32)

Net asset value at end of period	$12.11		$12.02		$11.22		$10.31		$9.60		$10.23		$11.03		$11.41	$10.90	$10.68	$9.96	$10.08

TOTAL RETURN(a)	4.76%		10.50%		11.82%		10.69%		(1.36)%		(4.36)%		1.17%		8.08%	4.89%	12.95%	6.87%	2.24%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.17	%(e)(g)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.85	%(g)	0.86%	0.88%	0.90%	0.98%	0.93%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.80	%(e)(g)	2.59	%(e)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.58	%(e)	2.13	%(g)	2.79%	3.65%	4.23%	5.38%	4.97%
Ratio of net investment income (loss) to average net assets(c)	4.74	%(e)(g)	2.51	%(e)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.40	%(e)	2.05	%(g)	2.70%	3.53%	4.10%	5.17%	4.80%
Portfolio turnover rate	37%		36%		66%		40%		180%		107%		88%		177%	161%	178%	134%	158%
Number of shares outstanding at end of period (000’s)	19,406		16,819		10,665		8,001		6,004		5,715		56,281		55,895	39,745	22,810	16,054	20,731
Net assets at the end of period (000’s)	$235,097		$202,134		$119,710		$82,508		$57,659		$58,445		$620,527		$637,701	$433,168	$243,578	$159,971	$209,052

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund							International Opportunities Fund
	Six Months Ended February 28, 2013(e)		Year Ended August 31,					Six Months Ended February 28, 2013(e)		Year Ended August 31,
			2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$7.64		$7.28	$7.36	$6.78	$8.43	$9.10	$11.87		$12.47	$11.23	$10.95	$14.58	$19.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23		0.46	0.56	0.60	0.68	0.72	0.01		0.20	0.16	0.11	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.17		0.45	(0.05)	0.60	(1.61)	(0.87)	1.82		(0.59)	1.21	0.33	(2.92)	(3.62)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.40		0.91	0.51	1.20	(0.93)	(0.15)	1.83		(0.39)	1.37	0.44	(2.76)	(3.46)

Distributions from:
Net investment income	(0.42)		(0.55)	(0.59)	(0.62)	(0.72)	(0.50)	(0.27)		(0.21)	(0.13)	(0.16)	(0.14)	(0.11)
Net realized gain on securities	–		–	–	–	–	(0.02)	–		–	–	–	(0.73)	(1.63)

Total distributions	(0.42)		(0.55)	(0.59)	(0.62)	(0.72)	(0.52)	(0.27)		(0.21)	(0.13)	(0.16)	(0.87)	(1.74)

Net asset value at end of period	$7.62		$7.64	$7.28	$7.36	$6.78	$8.43	$13.43		$11.87	$12.47	$11.23	$10.95	$14.58

TOTAL RETURN(a)	5.32%		13.18%	7.00%	18.42%	(7.97)%	(1.79)%	15.57%		(2.95)%	12.14%	4.04%	(17.61)%	(18.68)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(f)	0.96%	0.96%	0.97%	0.99%	0.99%	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.01	%(f)	1.02%	1.03%	1.06%	1.16%	1.13%	1.36	%(f)	1.31%	1.28%	1.26%	1.32%	1.31%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	6.04	%(f)	6.26%	7.48%	8.44%	11.11%	8.25%	0.14	%(f)	1.70%	1.18%	0.94%	1.71%	0.97%
Ratio of net investment income (loss) to average net assets(c)	5.99	%(f)	6.20%	7.42%	8.35%	10.94%	8.12%	(0.22	)%(f)	1.39%	0.91%	0.69%	1.40%	0.66%
Portfolio turnover rate	11%		38%	47%	47%	91%	57%	30%		164%	66%	126%	132%	101%
Number of shares outstanding at end of period (000’s)	46,639		37,281	36,022	35,452	28,189	24,516	39,199		41,554	46,945	48,205	51,389	42,957
Net assets at the end of period (000’s)	$355,252		$284,818	$262,380	$261,050	$191,246	$206,712	$526,312		$493,207	$585,357	$541,326	$562,725	$626,351

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund							Mid Cap Growth Fund
	Six Months Ended February 28, 2013(e)		Year Ended August 31,					Six Months Ended February 28, 2013(e)		Year Ended August 31,
			2012	2011	2010	2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.67		$10.41	$9.26	$9.37	$12.51	$15.74	$8.45		$7.93	$6.28	$5.79	$7.42	$9.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.15	0.11	0.14	0.15	0.20	0.02		0.00	(0.02)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.50		1.22	1.18	(0.07)	(3.00)	(2.51)	0.49		0.52	1.67	0.51	(1.59)	(0.97)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	1.60		1.37	1.29	0.07	(2.85)	(2.31)	0.51		0.52	1.65	0.49	(1.60)	(0.99)

Distributions from:
Net investment income	(0.16)		(0.11)	(0.14)	(0.18)	(0.29)	(0.14)	(0.01)		–	–	–	–	–
Net realized gain on securities	–		–	–	–	–	(0.78)	(0.10)		–	–	–	(0.03)	(0.95)

Total distributions	(0.16)		(0.11)	(0.14)	(0.18)	(0.29)	(0.92)	(0.11)		–	–	–	(0.03)	(0.95)

Net asset value at end of period	$13.11		$11.67	$10.41	$9.26	$9.37	$12.51	$8.85		$8.45	$7.93	$6.28	$5.79	$7.42

TOTAL RETURN(a)	13.86%		13.30%	13.84%	0.61%	(22.55)%	(15.47)%	6.15%		6.56%	26.27%	8.46%	(21.43)%	(11.98)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93	%(f)	0.93%	0.93%	0.93%	0.97%	0.92%	1.18	%(f)	1.18%	1.19%	1.15%	1.25%	1.17%
Ratio of expense reductions to average net assets	0.01	%(f)	0.02%	0.01%	0.00%	0.01%	0.01%	0.01	%(f)	0.03%	0.02%	0.01%	0.05%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.68	%(f)	1.33%	0.98%	1.41%	1.70%	1.41%	0.38	%(f)	0.02%	(0.32)%	(0.33)%	(0.29)%	(0.28)%
Ratio of net investment income (loss) to average net assets(c)	1.57	%(f)	1.21%	0.86%	1.29%	1.53%	1.30%	0.04	%(f)	(0.31)%	(0.66)%	(0.63)%	(0.69)%	(0.60)%
Portfolio turnover rate	29%		62%	65%	224%	182%	183%	53%		131%	206%	76%	116%	125%
Number of shares outstanding at end of period (000’s)	13,120		12,913	14,543	15,751	16,825	24,675	14,485		16,888	20,333	26,012	27,455	28,873
Net assets at the end of period (000’s)	$171,966		$150,682	$151,360	$145,778	$157,711	$308,635	$128,214		$142,785	$161,271	$163,364	$158,841	$214,201

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 28, 2013(f)		Year Ended August 31,					Six Months Ended February 28, 2013(f)		Year Ended August 31,
			2012	2011	2010	2009	2008			2012		2011		2010		2009		2008

PER SHARE DATA
Net asset value at beginning of period	$17.31		$15.28	$13.61	$12.71	$15.31	$20.09	$13.10		$12.04		$10.81		$10.12		$11.40		$13.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.06	0.04	0.08	0.13	0.07	0.23		0.24		0.30		0.37		0.25		0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	2.61		2.05	1.74	0.97	(2.40)	(3.11)	0.67		1.06		1.23		0.55		(0.96)		(1.08)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	2.67		2.11	1.78	1.05	(2.27)	(3.04)	0.90		1.30		1.53		0.92		(0.71)		(0.79)

Distributions from:
Net investment income	(0.07)		(0.08)	(0.11)	(0.15)	(0.06)	(0.09)	(0.21)		(0.24)		(0.30)		(0.23)		(0.26)		(0.17)
Net realized gain on securities	–		–	–	–	(0.27)	(1.65)	(0.21)		–		–		–		(0.31)		(0.68)

Total distributions	(0.07)		(0.08)	(0.11)	(0.15)	(0.33)	(1.74)	(0.42)		(0.24)		(0.30)		(0.23)		(0.57)		(0.85)

Net asset value at end of period	$19.91		$17.31	$15.28	$13.61	$12.71	$15.31	$13.58		$13.10		$12.04		$10.81		$10.12		$11.40

TOTAL RETURN(a)	15.49%		13.85%	12.98%	8.21%	(14.17)%	(16.05)%	7.00%		11.00%		14.20%		9.07%		(5.33)%		(6.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.09	%(g)	1.11%	1.15%	1.11%	1.17%	1.13%	0.15	%(e)(g)	0.16	%(e)	0.17	%(e)	0.18	%(e)	0.22	%(e)	0.20	%(e)
Ratio of expense reductions to average net assets	0.00	%(g)	0.01%	0.02%	0.02%	0.03%	0.01%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.67	%(g)	0.39%	0.23%	0.54%	1.22%	0.43%	3.53	%(e)(g)	1.99	%(e)	2.47	%(e)	3.45	%(e)	2.81	%(e)	2.42	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.63	%(g)	0.33%	0.13%	0.48%	1.10%	0.35%	3.48	%(e)(g)	1.93	%(e)	2.41	%(e)	3.37	%(e)	2.69	%(e)	2.32	%(e)
Portfolio turnover rate	22%		70%	108%	81%	84%	72%	25%		36%		58%		34%		175%		108%
Number of shares outstanding at end of period (000’s)	41,904		40,101	40,315	33,097	37,634	40,372	39,467		34,532		23,286		17,832		14,009		12,783
Net assets at the end of period (000’s)	$834,232		$694,095	$615,965	$450,578	$478,457	$618,150	$535,937		$452,347		$280,436		$192,841		$141,786		$145,705

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund									Small Cap Growth Fund
	Six Months Ended February 28, 2013(f)		Year Ended August 31,							Six Months Ended February 28, 2013(f)		Year Ended August 31,
			2012	2011		2010		2009	2008			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$13.47		$12.87	$10.20	$9.31	$11.46	$14.59

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00		0.00		0.01	0.03	(0.02)		(0.07)	(0.10)	(0.08)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	(0.00)		0.00		(0.00)	(0.00)	1.22		1.66	2.77	0.97	(1.96)	(2.20)
Net increase from payments by affiliates	–		–	0.00		0.00		–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00	0.00		0.00		0.01	0.03	1.20		1.59	2.67	0.89	(2.03)	(2.29)

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)		(0.01)	(0.03)	–		–	–	–	–	–
Net realized gain on securities	–		–	–		–		–	–	(1.19)		(0.99)	–	–	(0.12)	(0.84)

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)		(0.01)	(0.03)	(1.19)		(0.99)	–	–	(0.12)	(0.84)

Net asset value at end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00	$13.48		$13.47	$12.87	$10.20	$9.31	$11.46

TOTAL RETURN(a)	0.00%		0.01%	0.01	%(e)	0.01	%(e)	0.89%	3.08%	9.77%		13.13%	26.18%	9.56%	(17.44)%	(16.52)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.22	%(g)	0.19%	0.20%		0.37%		0.55%	0.55%	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.65%	0.65%		0.64%		0.75%	0.67%	1.32	%(g)	1.33%	1.32%	1.36%	1.49%	1.39%
Ratio of expense reduction to average net assets	–		–	–		–		–	–	0.01	%(g)	0.01%	0.01%	0.01%	0.01%.	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%	0.01%		0.01%		0.94%	3.04%	(0.33	)%(g)	(0.52)%	(0.76)%	(0.83)%	(0.88)%	(0.75)%
Ratio of net investment income (loss) to average net assets(c)	(0.43	)%(g)	(0.45)%	(0.44)%		(0.26)%		0.73%	2.93%	(0.49	)%(g)	(0.69)%	(0.92)%	(1.03)%	(1.21)%	(0.98)%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A	N/A	29%		63%	79%	80%	83%	158%
Number of shares outstanding at end of period (000’s)	176,597		187,696	214,677		214,151		253,830	329,922	6,382		6,026	6,124	4,681	4,546	4,195
Net assets at the end of period (000’s)	$176,337		$187,430	$214,407		$213,807		$253,242	$329,212	$86,007		$81,161	$78,839	$47,757	$42,310	$48,061

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2013(f)		Year Ended August 31,						Six Months Ended February 28, 2013(f)		Year Ended August 31,
			2012		2011	2010	2009	2008			2012	2011		2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.68		$12.41		$10.27	$9.88	$13.75	$15.35	$12.53		$10.92	$9.34		$8.93	$11.39	$13.49

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.07		0.04	0.06	0.15	0.17	0.12		0.16	0.13		0.12	0.14	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.94		0.71		2.23	0.43	(3.28)	(0.98)	0.96		1.60	1.57		0.44	(2.37)	(1.46)
Net increase from payments by affiliates	–		0.00		–	–	–	–	–		–	–		–	–	–

Total income (loss) from investment operations	2.03		0.78		2.27	0.49	(3.13)	(0.81)	1.08		1.76	1.70		0.56	(2.23)	(1.28)

Distributions from:
Net investment income	(0.07)		(0.12)		(0.13)	(0.10)	(0.12)	(0.09)	(0.21)		(0.15)	(0.12)		(0.15)	(0.19)	(0.12)
Net realized gain on securities	(0.24)		(0.39)		–	–	(0.62)	(0.70)	–		–	–		–	(0.04)	(0.70)

Total distributions	(0.31)		(0.51)		(0.13)	(0.10)	(0.74)	(0.79)	(0.21)		(0.15)	(0.12)		(0.15)	(0.23)	(0.82)

Net asset value at end of period	$14.40		$12.68		$12.41	$10.27	$9.88	$13.75	$13.40		$12.53	$10.92		$9.34	$8.93	$11.39

TOTAL RETURN(a)	16.24%		6.58	%(e)	22.06%	4.96%	(21.71)%	(5.23)%	8.71%		16.34%	18.19	%(e)	6.23%	(19.20)%	(10.04)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(g)	0.95%		0.95%	0.95%	0.95%	0.95%	0.56	%(g)	0.56%	0.56%		0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.07	%(g)	1.08%		1.07%	1.14%	1.11%	1.11%	0.63	%(g)	0.63%	0.63%		0.63%	0.69%	0.65%
Ratio of expense reductions to average net assets	0.01	%(g)	0.01%		0.01%	0.01%	0.00%	0.01%	–		–	–		–	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.29	%(g)	0.58%		0.33%	0.52%	1.77%	1.02%	1.80	%(g)	1.39%	1.19%		1.20%	1.79%	1.46%
Ratio of net investment income (loss) to average net assets(c)	1.17	%(g)	0.46%		0.21%	0.33%	1.60%	0.86%	1.72	%(g)	1.33%	1.12%		1.13%	1.67%	1.37%
Portfolio turnover rate	51%		96%		116%	132%	32%	39%	12%		44%	81%		98%	86%	120%
Number of shares outstanding at end of period (000’s)	34,046		32,052		32,626	33,825	34,981	22,274	42,260		47,833	60,129		72,022	73,479	80,127
Net assets at the end of period (000’s)	$490,400		$406,471		$404,748	$347,417	$345,551	$306,357	$566,267		$599,500	$656,395		$672,566	$656,132	$912,992

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2013(e)		Year Ended August 31,
			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.78		$11.31	$11.22	$10.29	$11.10	$11.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23		0.49	0.60	0.60	0.66	0.65
Net realized and unrealized gain (loss) on investments and foreign currencies	0.16		0.58	0.09	0.85	(0.60)	(0.29)
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	0.39		1.07	0.69	1.45	0.06	0.36

Distributions from:
Net investment income	(0.46)		(0.60)	(0.60)	(0.52)	(0.87)	(0.51)
Net realized gain on securities	(0.11)		–	–	–	–	(0.08)

Total distributions	(0.57)		(0.60)	(0.60)	(0.52)	(0.87)	(0.59)

Net asset value at end of period	$11.60		$11.78	$11.31	$11.22	$10.29	$11.10

TOTAL RETURN(a)	3.32%		9.97%	6.36%	14.51%	2.23%	3.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%(f)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.91	%(f)	0.93%	0.95%	0.95%	1.05%	1.00%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.94	%(f)	4.39%	5.33%	5.65%	7.01%	5.81%
Ratio of net investment income (loss) to average net assets(c)	3.92	%(f)	4.35%	5.27%	5.59%	6.85%	5.70%
Portfolio turnover rate	80%		191%	144%	141%	129%	127%
Number of shares outstanding at end of period (000’s)	59,625		53,061	44,277	41,249	34,144	31,963
Net assets at the end of period (000’s)	$691,460		$624,863	$500,792	$462,619	$351,498	$354,895

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

One North Wacker Drive

Chicago, Illinois 60606

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (03/2013) J89786 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

VC 11387 (02/2013) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 8, 2013